UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-22959

1290 FUNDS
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY.
Executive Vice President, General Counsel and Secretary
Equitable Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK C. AMOROSI, ESQ.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1.	REPORTS TO STOCKHOLDERS.
Item 1(a):
Copies of the reports transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 (the “1940 Act”) are filed herewith.

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.90%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$208,935,606

Number of Portfolio Holdings	202

Portfolio Turnover Rate	14%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	46.5%

Consumer Discretionary	14.7%

Communication Services	11.6%

Industrials	8.1%

Financials	6.7%

Health Care	5.8%

Consumer Staples	3.8%

Energy	1.9%

Utilities	0.5%

Materials	0.3%

Real Estate	0.0% #

Short-Term Investments	0.0% #

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

#	Less than 0.05%

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TN
RA
X)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND
CLASS I (TNXIX)

Semi-Annual Shareholder Report - April 30, 2026
This
semi-annual shareholder report
contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports.
You can also request this information by contacting us at
1-888-310-0416
.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$208,935,606

Number of Portfolio Holdings	202

Portfolio Turnover Rate	14%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	46.5%

Consumer Discretionary	14.7%

Communication Services	11.6%

Industrials	8.1%

Financials	6.7%

Health Care	5.8%

Consumer Staples	3.8%

Energy	1.9%

Utilities	0.5%

Materials	0.3%

Real Estate	0.0% #

Short-Term Investments	0.0% #

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.1%

Apple, Inc.	10.9%

Microsoft Corp.	8.3%

Amazon.com, Inc.	5.7%

Broadcom, Inc.	4.9%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	3.0%

Lam Research Corp.	2.6%

Alphabet, Inc., Class C	2.4%

Costco Wholesale Corp.	2.0%

#	Less than 0.05%

1

1290 AVANTIS
®
U.S.
LA
RGE CAP GRO
W
TH FUND
CLASS I (TNXIX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

What d
id
the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Government/Government Related
58.4%
US
34.1%
Non - US
24.3%
Asset-Backed Securities
11.0%
Agency/MBS
8.1%
Commercial Mortgage-Backed Securities
5.7%
Corporate Bonds
4.2%
Collateralized Mortgage Obligations
3.4%
Convertible Bond
0.3%
Short-Term Investments
9.8%
Cash and Other Assets Less Liabilities
-0.9%

1

1290 DIVERSIFIED BOND FUND CLA
S
S A (TNUAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

1

1290 DIVERSIFIED BOND FUND CLASS I (TN
UI
X)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://www.1290funds.com/resources/#shareholderReports
. You can also request this information by contacting us at
1-888-310-0416
.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$50	1.00%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$603,403,488

Number of Portfolio Holdings	108

Portfolio Turnover Rate	100%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

1

1290
DIVE
RSIFIED BOND FUND
CL
ASS R (TNURX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$58	1.13%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)
Industrials	29.7%
Information Technology	24.7%
Health Care	23.3%
Consumer Discretionary	5.7%
Financials	5.2%
Energy	4.0%
Communication Services	2.5%
Consumer Staples	1.0%
Exchange Traded Fund	0.5%
Short-Term Investments	5.7%
Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

>2.5B
38.82%
1B and 2.5B
23.09%
250M and 1B
23.08%
<250m
15.02%
Caps ($)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.88%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

 What did the Fund invest in?
 (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	29.7%

Information Technology	24.7%

Health Care	23.3%

Consumer Discretionary	5.7%

Financials	5.2%

Energy	4.0%

Communication Services	2.5%

Consumer Staples	1.0%

Exchange Traded Fund	0.5%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$71	1.38%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$112,179,731

Number of Portfolio Holdings	105

Portfolio Turnover Rate	25%

 What did the Fund invest in?
 (as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	29.7%

Information Technology	24.7%

Health Care	23.3%

Consumer Discretionary	5.7%

Financials	5.2%

Energy	4.0%

Communication Services	2.5%

Consumer Staples	1.0%

Exchange Traded Fund	0.5%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	-2.3%

Market Capitalization (as a % of Net Assets)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	1.19%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.94%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
https://www.1290funds.com
/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$80	1.44%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$228,348,568

Number of Portfolio Holdings	190

Portfolio Turnover Rate	7%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	32.0%

Communication Services	20.6%

Consumer Discretionary	15.6%

Materials	8.4%

Consumer Staples	7.2%

Utilities	4.5%

Health Care	2.0%

Financials	1.9%

Information Technology	1.6%

Energy	1.1%

Real Estate	0.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	-0.8%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Advance Auto Parts, Inc.	2.6%

Telesat Corp.	2.4%

Madison Square Garden Sports Corp.	2.4%

Mueller Industries, Inc.	2.2%

Sphere Entertainment Co.	1.9%

Modine Manufacturing Co.	1.8%

Astec Industries, Inc.	1.8%

National Fuel Gas Co.	1.8%

Moog, Inc., Class B	1.7%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290
HIGH YIELD BOND FUND
CLASS A (TNHAX)

Semi-Annual Shareholder Report - April 30, 2026
This
semi-annual shareholder
report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	1.00%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

What did the Fund
i
nvest
in?
(as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

AAA
8.57%
BBB
3.29%
BB
35.92%
B
43.85%
CCC
10.60%
Not Rated
4.27%

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Semi-Annual Shareho
ld
er R
ep
ort - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.75%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

What did the Fund invest in?
(as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 HIGH YIELD BOND FUND
CLASS R
 (
TNHRX
)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$62	1.25%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$87,955,177

Number of Portfolio Holdings	266

Portfolio Turnover Rate	24%

What did the Fund invest in?
(as of April 30, 2026)

Credit Quality Ratings (as a % of Net Assets)*

*	Net Asset s includes Other Assets Less Liabilities of -6.5%.

1

1290 HIGH YIELD
BO
ND FUND CLASS R (TNHRX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

Semi-Annual Shareholder Report - April 30, 2026
This
semi-annual shareholder report
contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.05%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

What did the Fund invest in?
(as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYL
E
S MULTI-ASSET INCOME FUND CLASS A (TNXAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.80%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

What did the Fund invest in?
(as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYLES M
ULT
I-ASSET INCOME FUND CLASS I (TNVDX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$66	1.30%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$96,555,876

Number of Portfolio Holdings	707

Portfolio Turnover Rate	128%

What did the Fund in
ve
st in?
(as of April 30, 2026)

Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS A (TNMAX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.10%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover Rate	11%

What did the Fund inve
st
in?
(as of April 30, 2026)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS I (TNMIX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.85%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover R ate	11%

What did the Fund invest in?
(as of April 30, 2026)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNMIX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS R (TNMRX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$70	1.35%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$33,873,059

Number of Portfolio Holdings	12

Portfolio Turnover Rate	11%

What did the Fund invest in?
(as of April 30, 2026)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

1

1290 MULTI-ALTER
NA
TIVE STRATEGIES FUND CLASS R (TNMRX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.10%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

1

1290 SMARTBETA
EQ
UITY FUND CLASS A (TNBAX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.85%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

1

1290 SMARTBETA EQUITY FUN
D
CLASS I (TNBIX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

Semi-Annual Shareholder Report - April 30, 2026
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$69	1.35%

*	Annualized

Fund Statistics
(as of April 30, 2026)

Net Assets	$274,915,246

Number of Portfolio Holdings	306

Portfolio Turnover Rate	21%

What did the Fund invest in?
(as of April 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Information Technology	18.9%

Industrials	14.9%

Consumer Staples	9.9%

Consumer Discretionary	8.6%

Communication Services	7.1%

Health Care	6.9%

Utilities	4.2%

Materials	3.0%

Energy	2.6%

Real Estate	1.0%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	-0.2%

Regional Breakdown (as a % of Net Assets)

North America	82.6%

Europe EU	8.6%

Asia	4.8%

Australasia	1.8%

Europe non-EU	1.4%

United Kingdom	0.7%

South America	0.3%

1

1290 SMARTBETA E
QUIT
Y FUND CLASS R (TNBRX)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

2

Item 1(b):

Not Applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Additional Information

April 30, 2026

1290 Funds

Semi-Annual Report

April 30, 2026

Table of Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Diversified Telecommunication Services (0.0%)†
GCI Liberty, Inc., Class A*	47	$1,639
GCI Liberty, Inc., Class C*	405	13,871
Iridium Communications, Inc.	488	19,066

		34,576

Entertainment (1.7%)
Live Nation Entertainment, Inc.*	1,717	271,183
Netflix, Inc.*	30,282	2,834,698
ROBLOX Corp., Class A*	4,962	274,200
Take-Two Interactive Software, Inc.*	593	126,760

		3,506,841

Interactive Media & Services (9.9%)
Alphabet, Inc., Class A	16,227	6,244,150
Alphabet, Inc., Class C	13,074	4,993,483
Meta Platforms, Inc., Class A	15,602	9,547,020

		20,784,653

Total Communication Services		24,326,070

Consumer Discretionary (14.7%)
Automobiles (1.0%)
Tesla, Inc.*	5,635	2,150,485

Broadline Retail (6.0%)
Amazon.com, Inc.*	45,129	11,961,893
Coupang, Inc., Class A*	25,360	506,693
Etsy, Inc.*	328	21,103

		12,489,689

Diversified Consumer Services (0.0%)†
Grand Canyon Education, Inc.*	251	42,437
H&R Block, Inc.	39	1,237

		43,674

Hotels, Restaurants & Leisure (3.4%)
Airbnb, Inc., Class A*	5,659	794,297
Booking Holdings, Inc.	1,725	290,421
Carnival Corp.	5,098	135,148
Chipotle Mexican Grill, Inc.*	27,044	919,225
Choice Hotels International, Inc. (x)	896	88,776
Darden Restaurants, Inc.	1,927	386,479
Domino’s Pizza, Inc.	159	53,968
Expedia Group, Inc.	1,171	290,841
Hilton Worldwide Holdings, Inc.	421	136,433
Las Vegas Sands Corp.	10,243	559,370
Marriott International, Inc., Class A	193	69,806
McDonald’s Corp.	334	98,059
Norwegian Cruise Line Holdings Ltd.*	18,465	335,694
Planet Fitness, Inc., Class A*	149	9,934
Royal Caribbean Cruises Ltd.	7,114	1,876,389
Starbucks Corp.	1,335	140,615
Texas Roadhouse, Inc., Class A	3,223	518,871
Travel + Leisure Co.	79	5,108
Viking Holdings Ltd.*	2,678	219,355
Wingstop, Inc.	143	23,461
Yum! Brands, Inc.	812	129,636

		7,081,886

Specialty Retail (3.4%)
AutoZone, Inc.*	42	155,569
Burlington Stores, Inc.*	2,756	881,948
Chewy, Inc., Class A*	916	23,285
Home Depot, Inc. (The)	4,536	1,491,437
Lithia Motors, Inc., Class A	27	7,833
Murphy USA, Inc.	822	483,336
O’Reilly Automotive, Inc.*	2,040	202,776
Ross Stores, Inc.	3,040	692,482
TJX Cos., Inc. (The)	10,686	1,675,030
Tractor Supply Co.	20,502	719,620
Ulta Beauty, Inc.*	907	487,494
Williams-Sonoma, Inc.	1,855	336,145

		7,156,955

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	7,132	728,890
Lululemon Athletica, Inc.*	2,871	395,337
Ralph Lauren Corp.	60	21,519
Tapestry, Inc.	4,381	635,420

		1,781,166

Total Consumer Discretionary		30,703,855

Consumer Staples (3.8%)
Beverages (0.7%)
Coca-Cola Co. (The)	6,873	541,317
Coca-Cola Consolidated, Inc.	269	55,164
Monster Beverage Corp.*	6,748	520,068
PepsiCo, Inc.	2,412	382,278

		1,498,827

Consumer Staples Distribution & Retail (2.6%)
BJ’s Wholesale Club Holdings, Inc.*	885	83,093
Casey’s General Stores, Inc.	169	138,943
Costco Wholesale Corp.	4,221	4,282,331
Sprouts Farmers Market, Inc.*	2,655	217,312
Sysco Corp.	4,415	329,845
Walmart, Inc.	2,495	329,165

		5,380,689

Food Products (0.1%)
Hershey Co. (The)	1,317	244,620

Household Products (0.4%)
Colgate-Palmolive Co.	4,697	400,936
Kimberly-Clark Corp.	3,683	362,518

		763,454

Total Consumer Staples		7,887,590

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Cheniere Energy, Inc.	4,000	1,099,800
HF Sinclair Corp.	222	14,921
Phillips 66	308	55,178
Targa Resources Corp.	8,116	2,110,809
Texas Pacific Land Corp.	1,407	624,244

Total Energy		3,904,952

Financials (6.7%)
Banks (0.2%)
Bank of America Corp.	1,290	68,963
Citigroup, Inc.	2,758	352,969

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Popular, Inc.	214	$32,171
Western Alliance Bancorp	835	68,086

		522,189

Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,847	1,351,727
Blackstone, Inc.	2,059	258,569
Charles Schwab Corp. (The)	1,863	170,725
FactSet Research Systems, Inc.	117	26,627
Goldman Sachs Group, Inc. (The)	369	340,871
Jefferies Financial Group, Inc.	1,502	72,426
KKR & Co., Inc.	1,243	129,695
Lazard, Inc.	693	33,611
LPL Financial Holdings, Inc.	3,155	1,054,180
Moody’s Corp.	1,116	515,425
MSCI, Inc.	131	77,475
Robinhood Markets, Inc., Class A*	718	52,335

		4,083,666

Consumer Finance (0.5%)
Ally Financial, Inc.	1,555	69,026
American Express Co.	2,700	872,235
Credit Acceptance Corp.*	15	7,574
SLM Corp.	789	18,210
SoFi Technologies, Inc.*	1,606	25,857

		992,902

Financial Services (3.6%)
Apollo Global Management, Inc.	5,138	661,363
Block, Inc., Class A*	1,625	114,579
Mastercard, Inc., Class A	5,400	2,715,768
Visa, Inc., Class A	12,426	4,098,592

		7,590,302

Insurance (0.4%)
Everest Group Ltd.	133	47,449
Kinsale Capital Group, Inc.	899	290,925
Markel Group, Inc.*	59	104,576
Progressive Corp. (The)	1,456	293,064
RLI Corp.	19	983

		736,997

Total Financials		13,926,056

Health Care (5.8%)
Biotechnology (1.9%)
AbbVie, Inc.	4,118	870,216
Amgen, Inc.	2,610	903,712
Exelixis, Inc.*	10,925	485,725
Gilead Sciences, Inc.	6,596	863,021
Ultragenyx Pharmaceutical, Inc.*	398	9,827
Vertex Pharmaceuticals, Inc.*	2,111	902,199

		4,034,700

Health Care Equipment & Supplies (1.3%)
Dexcom, Inc.*	11,782	701,618
IDEXX Laboratories, Inc.*	1,584	888,307
Intuitive Surgical, Inc.*	1,565	716,160
Masimo Corp.*	1,422	253,727
ResMed, Inc.	974	208,251

		2,768,063

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	554	106,856
Cencora, Inc.	1,908	587,683
DaVita, Inc.*	19	2,948
HCA Healthcare, Inc.	110	47,789
McKesson Corp.	354	288,581

		1,033,857

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	1,241	193,559

Life Sciences Tools & Services (0.1%)
Waters Corp.*	645	199,453

Pharmaceuticals (1.9%)
Bristol-Myers Squibb Co.	542	32,840
Eli Lilly & Co.	3,544	3,312,222
Zoetis, Inc.	4,235	486,898

		3,831,960

Total Health Care		12,061,592

Industrials (8.1%)
Aerospace & Defense (0.8%)
Boeing Co. (The)*	203	46,493
BWX Technologies, Inc.	540	116,851
Carpenter Technology Corp.	109	46,674
GE Aerospace	3,808	1,104,053
Lockheed Martin Corp.	763	395,211
TransDigm Group, Inc.	26	30,159

		1,739,441

Building Products (0.4%)
Armstrong World Industries, Inc.	569	96,952
Lennox International, Inc.	952	509,215
Simpson Manufacturing Co., Inc.	91	17,356
Trane Technologies plc	627	308,823

		932,346

Commercial Services & Supplies (0.7%)
Cintas Corp.	2,048	357,806
Copart, Inc.*	7,396	244,882
Rollins, Inc.	2,737	152,533
Waste Management, Inc.	2,566	596,723

		1,351,944

Construction & Engineering (1.1%)
Comfort Systems USA, Inc.	945	1,739,036
EMCOR Group, Inc.	528	470,802

		2,209,838

Electrical Equipment (1.9%)
GE Vernova, Inc.	2,171	2,352,192
Vertiv Holdings Co., Class A	4,853	1,594,162

		3,946,354

Ground Transportation (0.8%)
Avis Budget Group, Inc.(x)*	19	3,433
Lyft, Inc., Class A*	2,266	32,064
Old Dominion Freight Line, Inc.	1,415	300,588
Uber Technologies, Inc.*	10,945	816,606
U-Haul Holding Co. (Nasdaq Stock Exchange)*	89	4,571
U-Haul Holding Co. (New York Stock Exchange)	1,179	56,227
Union Pacific Corp.	1,815	489,106

		1,702,595

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.7%)
Caterpillar, Inc.	1,148	$1,021,846
Illinois Tool Works, Inc.	1,638	422,621

		1,444,467

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	521	20,376
American Airlines Group, Inc.*	1,490	17,448
Southwest Airlines Co.	389	14,751

		52,575

Professional Services (0.6%)
Automatic Data Processing, Inc.	1,382	292,901
Broadridge Financial Solutions, Inc.	174	26,792
Paychex, Inc.	2,979	275,945
Paycom Software, Inc.	1,606	203,577
Paylocity Holding Corp.*	832	87,768
Verisk Analytics, Inc.	2,160	398,498

		1,285,481

Trading Companies & Distributors (1.1%)
Fastenal Co.	21,791	979,070
W.W. Grainger, Inc.	1,101	1,278,646

		2,257,716

Total Industrials		16,922,757

Information Technology (46.5%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	9,010	1,556,117
Motorola Solutions, Inc.	1,079	473,713
Ubiquiti, Inc.	163	164,958

		2,194,788

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	1,640	241,523
Jabil, Inc.	2,332	787,026

		1,028,549

IT Services (0.0%)†
Globant SA*	139	5,731
Kyndryl Holdings, Inc.*	378	5,224

		10,955

Semiconductors & Semiconductor Equipment (22.5%)
Advanced Micro Devices, Inc.*	5,573	1,975,573
Applied Materials, Inc.	3,590	1,416,219
Broadcom, Inc.	24,495	10,224,948
KLA Corp.	1,908	3,339,668
Lam Research Corp.	20,823	5,369,419
NVIDIA Corp.	116,061	23,162,294
QUALCOMM, Inc.	5,370	964,344
Texas Instruments, Inc.	1,688	474,463

		46,926,928

Software (11.5%)
Adobe, Inc.*	1,888	464,637
AppLovin Corp., Class A*	2,731	1,218,982
Autodesk, Inc.*	1,424	337,488
Dropbox, Inc., Class A*	875	21,254
Fair Isaac Corp.*	128	131,200
Fortinet, Inc.*	9,246	779,530
Manhattan Associates, Inc.*	253	34,886
Microsoft Corp.	42,420	17,298,027
Nutanix, Inc., Class A*	445	18,196
Oracle Corp.	8,390	1,354,062
Palantir Technologies, Inc., Class A*	11,588	1,612,007
Pegasystems, Inc.	1,058	38,670
RingCentral, Inc., Class A	519	20,874
Rubrik, Inc., Class A*	34	1,808
Salesforce, Inc.	1,383	244,141
ServiceNow, Inc.*	4,965	438,459
Strategy, Inc.*	26	4,302

		24,018,523

Technology Hardware, Storage & Peripherals (11.0%)
Apple, Inc.	84,136	22,830,304
Dell Technologies, Inc., Class C	29	6,059
NetApp, Inc.	1,222	135,361
Super Micro Computer, Inc.*	2,632	72,117

		23,043,841

Total Information Technology		97,223,584

Materials (0.3%)
Chemicals (0.2%)
Sherwin-Williams Co. (The)	1,340	430,958

Construction Materials (0.1%)
Eagle Materials, Inc.	1,037	217,884

Total Materials		648,842

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	149	21,267

Total Real Estate		21,267

Utilities (0.5%)
Electric Utilities (0.1%)
NRG Energy, Inc.	995	154,802

Independent Power and Renewable Electricity Producers (0.4%)
Vistra Corp.	5,733	904,897

Total Utilities		1,059,699

Total Common Stocks (99.9%) (Cost $151,433,384)		208,686,264

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	15,715	15,715

Total Short-Term Investments (0.0%)† (Cost $15,715)		15,715

Total Investments in Securities (99.9%) (Cost $151,449,099)		208,701,979
Other Assets Less Liabilities (0.1%)		233,627

Net Assets (100%)		$208,935,606

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at April 30, 2026.
(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $13,475. This was collateralized by cash of $15,715 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,326,070	$—	$—	$24,326,070
Consumer Discretionary	30,703,855	—	—	30,703,855
Consumer Staples	7,887,590	—	—	7,887,590
Energy	3,904,952	—	—	3,904,952
Financials	13,926,056	—	—	13,926,056
Health Care	12,061,592	—	—	12,061,592
Industrials	16,922,757	—	—	16,922,757
Information Technology	97,223,584	—	—	97,223,584
Materials	648,842	—	—	648,842
Real Estate	21,267	—	—	21,267
Utilities	1,059,699	—	—	1,059,699
Short-Term Investments
Investment Companies	15,715	—	—	15,715

Total Assets	$208,701,979	$—	$—	$208,701,979

Total Liabilities	$—	$—	$—	$—

Total	$208,701,979	$—	$—	$208,701,979

The Fund held no derivatives contracts during the six months ended April 30, 2026.

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,949,758
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,510,499

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,433,277
Aggregate gross unrealized depreciation	(5,182,880)

Net unrealized appreciation	$57,250,397

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,451,582

For the period ended April 30, 2026, the Fund incurred approximately $57 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $151,449,099)	$208,701,979
Cash	468,911
Receivable for Fund shares sold	48,207
Dividends, interest and other receivables	42,307
Prepaid registration and filing fees	23,032
Securities lending income receivable	62
Other assets	136

Total assets	209,284,634

LIABILITIES
Payable for Fund shares repurchased	187,925
Investment advisory fees payable	60,030
Administrative fees payable	24,908
Payable for return of collateral on securities loaned	15,715
Transfer agent fees payable	6,636
Distribution fees payable – Class A	233
Accrued expenses	53,581

Total liabilities	349,028

Commitments and contingent liabilities^
NET ASSETS	$208,935,606

Net assets were comprised of:
Paid in capital	$144,214,884
Total distributable earnings (loss)	64,720,722

Net assets	$208,935,606

Class A
Net asset value and redemption price per share, $1,162,061 / 52,622 shares outstanding (unlimited amount authorized: $0.001 par value)	$22.08
Maximum sales charge (5.50% of offering price)	1.29

Maximum offering price per share	$23.37

Class I
Net asset value, offering and redemption price per share, $207,773,545 / 9,365,371 shares outstanding (unlimited amount authorized: $0.001 par value)	$22.19

(x)	Includes value of securities on loan of $13,475.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32 foreign withholding tax)	$618,210
Interest	8,992
Securities lending (net)	171

Total income	627,373

EXPENSES
Investment advisory fees	498,893
Administrative fees	149,669
Professional fees	49,097
Transfer agent fees	32,842
Printing and mailing expenses	21,149
Registration and filing fees	18,665
Custodian fees	5,368
Trustees’ fees	3,296
Distribution fees – Class A	1,335
Miscellaneous	9,466

Gross expenses	789,780
Less: Waiver from investment adviser	(139,877)

Net expenses	649,903

NET INVESTMENT INCOME (LOSS)	(22,530)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,518,076

Net change in unrealized appreciation (depreciation) on investments in securities	(2,487,824)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,030,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,007,722

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(22,530)	$116,509
Net realized gain (loss)	7,518,076	3,309,318
Net change in unrealized appreciation (depreciation)	(2,487,824)	40,265,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,007,722	43,691,134

Distributions to shareholders:
Class A	(17,107)	(826)
Class I	(3,374,854)	(811,414)

Total distributions to shareholders	(3,391,961)	(812,240)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10,541 and 43,205 shares, respectively ]	223,322	830,420
Capital shares issued in reinvestment of dividends [ 665 and 18 shares ]	14,100	338
Capital shares repurchased [ (5,454) and (3,836) shares, respectively ]	(116,872)	(75,168)

Total Class A transactions	120,550	755,590

Class I
Capital shares sold [ 369,490 and 1,115,658 shares, respectively ]	7,831,132	20,343,294
Capital shares issued in reinvestment of dividends [ 131,024 and 35,342 shares, respectively ]	2,786,873	676,460
Capital shares repurchased [ (593,013) and (1,568,195) shares, respectively ]	(12,623,912)	(29,746,122)

Total Class I transactions	(2,005,907)	(8,726,368)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,885,357)	(7,970,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(269,596)	34,908,116
NET ASSETS:
Beginning of period	209,205,202	174,297,086

End of period	$208,935,606	$209,205,202

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025		November 30, 2023* to October 31, 2024
Net asset value, beginning of period	$21.93		$17.60		$13.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.04	)†	(0.01	)†
Net realized and unrealized gain (loss)	0.53		4.44		3.95

Total from investment operations	0.50		4.40		3.94

Less distributions:
Dividends from net investment income	—		—		(0.03)
Distributions from net realized gains	(0.35)		(0.07)		(0.04)

Total dividends and distributions	(0.35)		(0.07)		(0.07)

Net asset value, end of period	$22.08		$21.93		$17.60

Total return (b)	2.36%		25.04%		28.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,162		$1,028		$132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.04%		1.04%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.28)%		(0.22)%		(0.06	)%(l)
Before waivers and reimbursements (a)(f)	(0.42)%		(0.36)%		(0.42	)%(l)
Portfolio turnover rate^	14	%(z)	4%		22	%(h)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025		2024		2023		2022		2021
Net asset value, beginning of period	$22.01		$17.64		$12.86		$12.79		$15.21		$11.77

Income (loss) from investment operations:
Net investment income (loss)(e)	—	#	0.01		0.02		0.24	(x)	0.25	(x)	0.16	(x)
Net realized and unrealized gain (loss)	0.54		4.45		4.84		0.36		(2.36)		3.66

Total from investment operations	0.54		4.46		4.86		0.60		(2.11)		3.82

Less distributions:
Dividends from net investment income	(0.01)		(0.02)		(0.04)		(0.28)		(0.16)		(0.22)
Distributions from net realized gains	(0.35)		(0.07)		(0.04)		(0.25)		(0.15)		(0.16)

Total dividends and distributions	(0.36)		(0.09)		(0.08)		(0.53)		(0.31)		(0.38)

Net asset value, end of period	$22.19		$22.01		$17.64		$12.86		$12.79		$15.21

Total return (b)	2.53%		25.31%		37.92%		4.63%		(14.17)%		33.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,774		$208,177		$174,165		$6,009		$5,163		$5,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)
Before waivers and reimbursements (a)(f)	0.79%		0.80%		0.94%		2.75%		2.75%		3.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.02)%		0.06%		0.12%		1.77	%(x)	1.84	%(x)	1.13	%(x)
Before waivers and reimbursements (a)(f)	(0.16)%		(0.08)%		(0.17)%		(0.45	)%(x)	(0.39	)%(x)	(1.58	)%(x)
Portfolio turnover rate^	14	%(z)	4%		22	%(h)	7%		8%		4%

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 0.65% for Class I.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for Class I.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.0%)
Cloud Capital Holdco LP,
Series 2024-1A A2 5.781%, 11/22/49§	$4,830,000	$4,850,951
Consolidated Communications LLC,
Series 2025-1A B 6.506%, 5/20/55§	5,265,000	5,354,310
CPS Auto Receivables Trust,
Series 2022-C E 9.080%, 4/15/30§	2,400,000	2,482,890
Octagon 55 Ltd.,
Series 2021-1A D1R 6.425%, 3/20/38 (l)§	2,985,000	2,991,307
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2 6.372%, 1/21/38 (l)§	4,650,000	4,653,748
Point Broadband Funding LLC,
Series 2025-1A A2 5.336%, 7/20/55§	4,650,000	4,645,009
Series 2025-1A B 5.727%, 7/20/55§	6,070,000	6,076,160
Stack Infrastructure Issuer LLC,
Series 2023-2A A2 5.900%, 7/25/48§	9,675,000	9,691,096
TRTX Issuer Ltd.,
Series 2025-FL6 C 6.057%, 9/18/42 (l)§	6,760,000	6,740,080
Series 2025-FL7 A 5.111%, 6/18/43 (l)§	4,830,000	4,834,525
Zayo Issuer LLC,
Series 2025-1A A2 5.648%, 3/20/55§	1,700,000	1,713,426
Series 2025-2A A2 5.953%, 6/20/55§	12,440,000	12,639,145

Total Asset-Backed Securities		66,672,647

Collateralized Mortgage Obligations (3.4%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1 8.895%, 3/25/42 (l)§	4,340,000	4,491,900
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M2 9.395%, 9/25/42 (l)§	6,300,000	6,696,997
Series 2022-HQA2 M1B 7.645%, 7/25/42 (l)§	1,800,000	1,860,622
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2 5.695%, 8/25/55 (e)§	7,543,521	7,552,583

Total Collateralized Mortgage Obligations		20,602,102

Commercial Mortgage-Backed Securities (5.7%)
BX Commercial Mortgage Trust,
Series 2026-VLT9 D 6.905%, 3/15/45 (l)§	3,629,000	3,621,064
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10 7.010%, 10/25/49 (l)§	7,010,482	7,110,241
Series 2023-01 M10 10.145%, 11/25/53 (l)§	10,480,000	11,908,411
Series 2024-01 M7 6.395%, 7/25/54 (l)§	8,296,893	8,383,905
SWCH Commercial Mortgage Trust,
Series 2025-DATA E 6.995%, 2/15/42 (l)§	3,250,000	3,211,397

Total Commercial Mortgage-Backed Securities		34,235,018

Convertible Bond (0.3%)
Information Technology (0.3%)
Software (0.3%)
IREN Ltd. (Zero Coupon), 7/1/31§	1,872,000	1,619,280

Total Information Technology		1,619,280

Total Convertible Bond		1,619,280

Corporate Bonds (4.2%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.7%)
QTS Fayetteville I Dc1-2 LLC 5.700%, 4/15/36§	4,290,000	4,173,011

Total Communication Services		4,173,011

Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
Saks Global Enterprises LLC 11.000%, 12/15/29 (h)§	2,597,900	12,637

Total Consumer Discretionary		12,637

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
NFE Financing LLC 12.000%, 11/15/29 (h)§	4,906,200	2,207,790

Total Energy		2,207,790

Financials (2.8%)
Capital Markets (2.2%)
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)	4,690,000	4,684,281
Golub Capital BDC, Inc. 2.500%, 8/24/26	4,705,000	4,662,148
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(y)§	3,830,000	3,825,212

		13,171,641

Consumer Finance (0.1%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)	865,000	857,198

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§	2,870,000	2,866,872

Total Financials		16,895,711

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Real Estate (0.3%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		$1,145,000	$1,233,749

Industrial REITs (0.1%)
Trust 2401 (REIT)
7.700%, 1/23/32§		575,000	625,531

Total Real Estate			1,859,280

Total Corporate Bonds			25,148,429

Foreign Government Securities (24.3%)
Argentine Republic
0.750%, 7/9/30 (e)		3,398,400	2,929,421
4.125%, 7/9/35 (e)		16,480,000	12,294,080
Commonwealth of Australia
4.250%, 10/21/36 (m)	AUD	37,770,000	25,354,026
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	424,500,000	20,334,737
Notas do Tesouro Nacional
10.000%, 1/1/33	BR	L76,960,000	13,118,534
10.000%, 1/1/35		157,290,000	26,021,779
Republic of Ecuador
8.750%, 1/29/34§		$3,690,000	3,763,800
Republic of South Africa
8.875%, 2/28/35	ZAR	195,500,000	11,785,865
Titulos de Tesoreria
11.500%, 7/25/46	COP	119,350,000,000	28,879,433
12.000%, 3/13/58		9,920,000,000	2,490,558

Total Foreign Government Securities			146,972,233

Mortgage-Backed Securities (8.1%)
GNMA
6.000%, 4/20/54		$2,652,876	2,715,483
6.000%, 10/20/54		11,683,813	11,959,549
6.000%, 11/20/54		5,390,556	5,518,615
6.000%, 12/20/54		4,771,482	4,884,834
6.000%, 1/20/55		11,510,146	11,785,382
6.000%, 2/20/55		11,365,654	11,625,002

Total Mortgage-Backed Securities			48,488,865

U.S. Treasury Obligations (34.1%)
U.S. Treasury Bonds
4.750%, 5/15/55		45,710,000	43,985,544
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/56 TIPS		30,975,590	28,804,688
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.802%, 7/31/27 (k)		3,420,000	3,423,759
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.833%, 10/31/27 (k)		23,660,000	23,702,134
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.742%, 1/31/28 (k)		44,110,000	44,123,661
4.250%, 8/15/35		62,200,000	61,673,713

Total U.S. Treasury Obligations			205,713,499

Total Long-Term Debt Securities (91.1%) (Cost $549,378,822)			549,452,073

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (4.0%)
Arab Republic of Egypt
22.13%, 8/11/26 (p)	EGP	902,000,000	15,833,111
23.33%, 10/20/26 (p)		510,200,000	8,567,783

Total Foreign Government Treasury Bills			24,400,894

	Number of Shares		Value (Note 1)
Investment Companies (5.8%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)		34,939,980	34,943,474

Total Short-Term Investments (9.8%) (Cost $62,748,067)			59,344,368

Total Investments in Securities (100.9%) (Cost $612,126,889)			608,796,441
Other Assets Less Liabilities (-0.9%)			(5,392,953)

Net Assets (100%)			$603,403,488

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2026, the market value of these securities amounted to $141,837,649 or 23.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2026. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2026, the market value or fair value, as applicable, of these securities amounted to $25,354,026 or 4.2% of net assets.

(p)	Yield to maturity.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2026.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
GBP	— British Pound
GNMA	— Government National Mortgage Association
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar
ZAR	— South African Rand

Futures contracts outstanding as of April 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,283	6/2026	AUD	98,893,658	(620,144)
Long Gilt	1,065	6/2026	GBP	125,486,120	(2,883,776)

					(3,503,920)

Short Contracts
Canada 10 Year Bond	(1,111)	6/2026	CAD	(97,436,912)	1,603,131
U.S. Treasury 10 Year Ultra Note	(1,072)	6/2026	USD	(120,985,250)	3,145,867

					4,748,998

					1,245,078

Forward Foreign Currency Contracts outstanding as of April 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	5,130,000,000	USD	3,441,221	Citibank NA**	5/6/2026	17,697
SEK	164,800,000	USD	17,547,783	Goldman Sachs Bank USA	5/6/2026	303,652
USD	51,094,544	KRW	75,390,000,000	Citibank NA**	5/6/2026	262,610
USD	17,088,967	SEK	153,300,000	Goldman Sachs Bank USA	5/6/2026	483,234
USD	1,867,147	SEK	17,100,000	Standard Chartered Bank	5/6/2026	14,843
EUR	47,480,000	USD	55,226,101	JPMorgan Chase Bank	5/8/2026	509,220
USD	56,402,442	EUR	47,480,000	JPMorgan Chase Bank	5/8/2026	667,121
MXN	140,100,000	USD	7,842,286	Goldman Sachs Bank USA	5/13/2026	171,866
USD	20,845,300	MXN	362,900,000	Goldman Sachs Bank USA	5/13/2026	86,303
USD	6,663,703	MXN	114,700,000	HSBC Bank plc	5/13/2026	102,510
USD	28,206,876	CZK	579,200,000	Goldman Sachs Bank USA	5/19/2026	324,954
CLP	22,630,000,000	USD	24,848,460	HSBC Bank plc**	5/29/2026	302,228
NOK	370,900,000	USD	39,769,454	JPMorgan Chase Bank	6/5/2026	250,624
USD	35,787,706	PEN	123,600,000	HSBC Bank plc**	6/16/2026	651,680
AUD	26,210,000	USD	18,127,046	Barclays Bank plc	6/17/2026	726,924
AUD	8,160,000	USD	5,669,388	HSBC Bank plc	6/17/2026	200,447
CAD	25,060,000	USD	18,411,714	Goldman Sachs Bank USA	7/21/2026	99,639
EGP	716,000,000	USD	12,594,547	Goldman Sachs Bank USA**	10/27/2026	758,679

Total unrealized appreciation						5,934,231

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of April 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	70,260,000,000	USD	48,691,678	Citibank NA**	5/6/2026	(1,318,662)
SEK	201,000,000	USD	21,920,139	Goldman Sachs Bank USA	5/6/2026	(147,455)
SEK	193,900,000	USD	21,342,339	JPMorgan Chase Bank	5/6/2026	(338,740)
USD	16,971,068	SEK	157,500,000	Goldman Sachs Bank USA	5/6/2026	(89,617)
USD	22,666,835	SEK	210,300,000	JPMorgan Chase Bank	5/6/2026	(113,242)
USD	2,312,406	SEK	21,500,000	Standard Chartered Bank	5/6/2026	(16,513)
USD	899,375	MXN	15,900,000	HSBC Bank plc	5/13/2026	(10,154)
USD	713,330	MXN	12,800,000	Morgan Stanley	5/13/2026	(18,870)
CZK	579,200,000	USD	28,266,758	Goldman Sachs Bank USA	5/19/2026	(384,835)
NZD	4,870,000	USD	2,919,005	Goldman Sachs Bank USA	5/26/2026	(39,831)
USD	2,864,047	NZD	4,870,000	Goldman Sachs Bank USA	5/26/2026	(15,127)
CLP	5,200,000,000	USD	5,802,276	HSBC Bank plc**	5/29/2026	(23,064)
EGP	455,000,000	USD	8,499,907	HSBC Bank plc**	6/2/2026	(14,267)
USD	17,931,519	NOK	173,500,000	Goldman Sachs Bank USA	6/5/2026	(789,116)
USD	11,411,739	NOK	110,600,000	HSBC Bank plc	6/5/2026	(521,992)
USD	28,386,618	NOK	276,300,000	JPMorgan Chase Bank	6/5/2026	(1,426,128)
USD	1,188,366	NOK	11,500,000	Morgan Stanley	6/5/2026	(52,483)
USD	932,297	NOK	9,000,000	Standard Chartered Bank	6/5/2026	(38,802)
USD	11,707,390	ZAR	197,300,000	Citibank NA	6/11/2026	(102,166)
ZAR	197,300,000	USD	11,869,811	Morgan Stanley	6/11/2026	(60,254)
PEN	123,600,000	USD	36,045,337	HSBC Bank plc**	6/16/2026	(909,312)
USD	29,081,478	AUD	41,500,000	JPMorgan Chase Bank	6/17/2026	(771,240)
USD	1,058,331	AUD	1,500,000	Morgan Stanley	6/17/2026	(20,683)
USD	990,970	AUD	1,400,000	Wells Fargo Bank NA	6/17/2026	(16,109)
USD	18,403,320	CHF	14,300,000	Morgan Stanley	7/22/2026	(58,198)
USD	48,704,317	CHF	38,060,000	UBS AG	7/22/2026	(431,722)
KRW	57,380,000,000	USD	38,927,559	Citibank NA**	7/28/2026	(142,638)
KRW	75,390,000,000	USD	51,250,153	Citibank NA**	7/31/2026	(286,739)
USD	14,844,075	COP	55,240,000,000	JPMorgan Chase Bank**	8/5/2026	(18,633)

Total unrealized depreciation						(8,176,592)

Net unrealized depreciation						(2,242,361)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$66,672,647	$—	$66,672,647
Collateralized Mortgage Obligations	—	20,602,102	—	20,602,102
Commercial Mortgage-Backed Securities	—	34,235,018	—	34,235,018
Convertible Bonds
Information Technology	—	1,619,280	—	1,619,280

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Communication Services	$—	$4,173,011	$—	$4,173,011
Consumer Discretionary	—	12,637	—	12,637
Energy	—	2,207,790	—	2,207,790
Financials	—	16,895,711	—	16,895,711
Real Estate	—	1,859,280	—	1,859,280
Foreign Government Securities	—	146,972,233	—	146,972,233
Forward Currency Contracts	—	5,934,231	—	5,934,231
Futures	4,748,998	—	—	4,748,998
Mortgage-Backed Securities	—	48,488,865	—	48,488,865
Short-Term Investments
Foreign Government Treasury Bills	—	24,400,894	—	24,400,894
Investment Companies	34,943,474	—	—	34,943,474
U.S. Treasury Obligations	—	205,713,499	—	205,713,499

Total Assets	$39,692,472	$579,787,198	$—	$619,479,670

Liabilities:
Forward Currency Contracts	$—	$(8,176,592)	$—	$(8,176,592)
Futures	(3,503,920)	—	—	(3,503,920)

Total Liabilities	$(3,503,920)	$(8,176,592)	$—	$(11,680,512)

Total	$36,188,552	$571,610,606	$—	$607,799,158

Fair Values of Derivative Instruments as of April 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$4,748,998	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	5,934,231

Total		$10,683,229

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(3,503,920	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(8,176,592)

Total		$(11,680,512)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$4,332,534	$—	$—	$4,332,534
Foreign exchange contracts	—	(10,078,812)	—	(10,078,812)
Credit contracts	—	—	(886,374)	(886,374)

Total	$4,332,534	$(10,078,812)	$(886,374)	$(6,632,652)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(2,354,131)	$—	$—	$(2,354,131)
Foreign exchange contracts	—	(481,478)	—	(481,478)
Credit contracts	—	—	979,306	979,306

Total	$(2,354,131)	$(481,478)	$979,306	$(1,856,303)

^ The Fund held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$245,291,000
Average notional value of contracts — short	237,961,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$515,316,000
Average settlement value sold — in USD	509,423,000
Credit index swaps
Average notional value — sell protection	$29,000,000
Average notional value — buy protection	78,110,000

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$726,924	$—	$—	$726,924
Citibank NA	280,307	(280,307)	—	—
Goldman Sachs Bank USA	2,228,327	(1,465,981)	—	762,346
HSBC Bank plc	1,256,865	(1,256,865)	—	—
JPMorgan Chase Bank	1,426,965	(1,426,965)	—	—
Standard Chartered Bank	14,843	(14,843)	—	—

Total	$5,934,231	$(4,444,961)	$—	$1,489,270

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$1,850,205	$(280,307)	$(1,540,000)	$29,898
Goldman Sachs Bank USA	1,465,981	(1,465,981)	—	—
HSBC Bank plc	1,478,789	(1,256,865)	(80,000)	141,924
JPMorgan Chase Bank	2,667,983	(1,426,965)	—	1,241,018
Morgan Stanley	210,488	—	—	210,488
Standard Chartered Bank	55,315	(14,843)	—	40,472
UBS AG	431,722	—	—	431,722
Wells Fargo Bank NA	16,109	—	—	16,109

Total	$8,176,592	$(4,444,961)	$(1,620,000)	$2,111,631

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$172,151,790
Long-term U.S. government debt securities	389,060,901

$561,212,691

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$163,588,927
Long-term U.S. government debt securities	340,286,692

$503,875,619

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,284,459
Aggregate gross unrealized depreciation	(25,888,936)

Net unrealized depreciation	$(6,604,477)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$614,403,635

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $612,126,889)	$608,796,441
Cash	877,998
Foreign cash (Cost $1,416,088)	1,416,087
Cash held as collateral for forward foreign currency contracts	1,620,000
Due from broker for futures variation margin	9,230,641
Dividends, interest and other receivables	7,566,052
Unrealized appreciation on forward foreign currency contracts	5,934,231
Receivable for Fund shares sold	353,610
Prepaid registration and filing fees	19,047
Variation Margin on Centrally Cleared Swaps	225

Total assets	635,814,332

LIABILITIES
Payable for securities purchased	23,702,155
Unrealized depreciation on forward foreign currency contracts	8,176,592
Payable for Fund shares repurchased	179,724
Investment advisory fees payable	104,419
Administrative fees payable	74,925
Transfer agent fees payable	44,998
Trustees’ fees payable	911
Distribution fees payable – Class R	903
Distribution fees payable – Class A	801
Accrued expenses	125,416

Total liabilities	32,410,844

Commitments and contingent liabilities^
NET ASSETS	$603,403,488

Net assets were comprised of:
Paid in capital	$775,297,225
Total distributable earnings (loss)	(171,893,737)

Net assets	$603,403,488

Class A
Net asset value and redemption price per share, $3,918,248 / 470,968 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.32
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price per share	$8.71

Class I
Net asset value, offering and redemption price per share, $597,293,877 / 71,302,058 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.38

Class R
Net asset value, offering and redemption price per share, $2,191,363 / 265,896 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.24

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $806,578 foreign withholding tax)	$19,489,729
Dividends	224,574
Securities lending (net)	17,399

Total income	19,731,702

EXPENSES
Investment advisory fees	1,714,610
Administrative fees	428,653
Transfer agent fees	131,247
Professional fees	96,067
Custodian fees	82,945
Printing and mailing expenses	44,996
Registration and filing fees	24,731
Trustees’ fees	9,393
Distribution fees – Class R	5,041
Distribution fees – Class A	4,855
Miscellaneous	27,734

Gross expenses	2,570,272
Less: Waiver from investment adviser	(1,131,686)

Net expenses	1,438,586

NET INVESTMENT INCOME (LOSS)	18,293,116

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,535,517)
Futures contracts	4,332,534
Forward foreign currency contracts	(10,078,812)
Foreign currency transactions	(1,532,884)
Swaps	(886,374)

Net realized gain (loss)	(10,701,053)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,711,116)
Futures contracts	(2,354,131)
Forward foreign currency contracts	(481,478)
Foreign currency translations	162,489
Swaps	979,306

Net change in unrealized appreciation (depreciation)	(6,404,930)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,105,983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,133

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,293,116	$37,234,108
Net realized gain (loss)	(10,701,053)	(21,280,634)
Net change in unrealized appreciation (depreciation)	(6,404,930)	26,770,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,187,133	42,724,056

Distributions to shareholders:
Class A	(81,875)	(264,739)
Class I	(11,796,904)	(37,665,491)
Class R	(38,863)	(99,742)

Total distributions to shareholders	(11,917,642)	(38,029,972)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 42,655 and 45,461 shares, respectively ]	358,092	375,579
Capital shares issued in reinvestment of dividends [ 9,856 and 32,041 shares, respectively ]	81,794	262,702
Capital shares repurchased [ (40,121) and (174,516) shares, respectively ]	(334,670)	(1,437,330)

Total Class A transactions	105,216	(799,049)

Class I
Capital shares sold [ 10,570,980 and 14,982,828 shares, respectively ]	88,930,450	124,473,824
Capital shares issued in reinvestment of dividends [ 1,410,770 and 4,559,053 shares, respectively ]	11,777,965	37,606,599
Capital shares repurchased [ (6,177,372) and (27,948,485) shares, respectively ]	(52,002,632)	(232,311,619)

Total Class I transactions	48,705,783	(70,231,196)

Class R
Capital shares sold [ 46,872 and 197,889 shares, respectively ]	387,845	1,628,400
Capital shares issued in reinvestment of dividends [ 4,725 and 12,199 shares, respectively ]	38,863	99,596
Capital shares repurchased [ (10,435) and (375,602) shares, respectively ]	(86,352)	(3,042,719)

Total Class R transactions	340,356	(1,314,723)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	49,151,355	(72,344,968)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,420,846	(67,650,884)
NET ASSETS:
Beginning of period	564,982,642	632,633,526

End of period	$603,403,488	$564,982,642

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.49		$8.41	$7.92	$8.33	$10.70	$10.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.50	0.48	0.45	0.27	0.29
Net realized and unrealized gain (loss)	(0.21)		0.10	0.54	(0.54)	(2.41)	0.44

Total from investment operations	0.04		0.60	1.02	(0.09)	(2.14)	0.73

Less distributions:
Dividends from net investment income	(0.21)		(0.52)	(0.53)	(0.21)	(0.23)	(0.47)
Distributions from net realized gains	—		—	—	—	—	(0.22)
Tax return of capital	—		—	— #	(0.11)	—	(0.02)

Total dividends and distributions	(0.21)		(0.52)	(0.53)	(0.32)	(0.23)	(0.71)

Net asset value, end of period	$8.32		$8.49	$8.41	$7.92	$8.33	$10.70

Total return (b)	0.06%		7.51%	12.95%	(1.50)%	(20.39)%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,918		$3,891	$4,671	$5,062	$6,608	$8,550
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	1.15%		1.14%	1.17%	1.22%	1.20%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.15%		6.02%	5.54%	5.07%	2.75%	2.62%
Before waivers (a)(f)	5.75%		5.63%	5.12%	4.60%	2.31%	2.15%
Portfolio turnover rate^	100	%(z)	208%	151%	193%	244%	165%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.54		$8.45	$7.96	$8.36	$10.72	$10.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.52	0.50	0.47	0.30	0.31
Net realized and unrealized gain (loss)	(0.21)		0.11	0.54	(0.54)	(2.42)	0.43

Total from investment operations	0.06		0.63	1.04	(0.07)	(2.12)	0.74

Less distributions:
Dividends from net investment income	(0.22)		(0.54)	(0.55)	(0.21)	(0.24)	(0.49)
Distributions from net realized gains	—		—	—	—	—	(0.22)
Tax return of capital	—		—	— #	(0.12)	—	(0.02)

Total dividends and distributions	(0.22)		(0.54)	(0.55)	(0.33)	(0.24)	(0.73)

Net asset value, end of period	$8.38		$8.54	$8.45	$7.96	$8.36	$10.72

Total return (b)	0.25%		7.82%	13.16%	(1.23)%	(20.18)%	6.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$597,294		$559,201	$624,708	$565,647	$578,149	$673,625
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers (a)(f)	0.90%		0.89%	0.92%	0.97%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.41%		6.28%	5.81%	5.30%	3.04%	2.79%
Before waivers (a)(f)	6.01%		5.90%	5.39%	4.83%	2.59%	2.33%
Portfolio turnover rate^	100	%(z)	208%	151%	193%	244%	165%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.41		$8.34	$7.86	$8.27	$10.64	$10.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.47	0.45	0.42	0.26	0.25
Net realized and unrealized gain (loss)	(0.20)		0.10	0.54	(0.52)	(2.42)	0.45

Total from investment operations	0.04		0.57	0.99	(0.10)	(2.16)	0.70

Less distributions:
Dividends from net investment income	(0.21)		(0.50)	(0.51)	(0.20)	(0.21)	(0.45)
Distributions from net realized gains	—		—	—	—	—	(0.22)
Tax return of capital	—		—	— #	(0.11)	—	(0.02)

Total dividends and distributions	(0.21)		(0.50)	(0.51)	(0.31)	(0.21)	(0.69)

Net asset value, end of period	$8.24		$8.41	$8.34	$7.86	$8.27	$10.64

Total return (b)	0.00	%‡‡	7.22%	12.64%	(1.66)%	(20.60)%	6.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,191		$1,891	$3,254	$2,411	$1,808	$1,264
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.40%		1.39%	1.42%	1.47%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.90%		5.72%	5.31%	4.79%	2.68%	2.24%
Before waivers (a)(f)	5.50%		5.34%	4.89%	4.32%	2.22%	1.77%
Portfolio turnover rate^	100	%(z)	208%	151%	193%	244%	165%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (2.0%)
Globalstar, Inc. (x)*	27,013	$2,223,170

Entertainment (0.4%)
CuriosityStream, Inc.	144,868	456,334

Interactive Media & Services (0.1%)
EverQuote, Inc., Class A*	11,580	166,984

Total Communication Services		2,846,488

Consumer Discretionary (5.7%)
Automobile Components (1.6%)
Gentherm, Inc.*	27,879	839,158
Patrick Industries, Inc.	9,627	895,311

		1,734,469

Diversified Consumer Services (3.4%)
Legacy Education, Inc.*	33,801	366,741
Lincoln Educational Services Corp.*	83,846	3,449,424

		3,816,165

Leisure Products (0.7%)
Johnson Outdoors, Inc., Class A	14,737	775,609

Total Consumer Discretionary		6,326,243

Consumer Staples (1.0%)
Food Products (1.0%)
Mama’s Creations, Inc.*	79,626	1,129,893

Total Consumer Staples		1,129,893

Energy (4.0%)
Energy Equipment & Services (3.4%)
Expro Group Holdings NV*	36,825	670,583
Oceaneering International, Inc.*	38,914	1,460,832
TETRA Technologies, Inc.*	180,366	1,717,084

		3,848,499

Oil, Gas & Consumable Fuels (0.6%)
Matador Resources Co.	10,555	669,609

Total Energy		4,518,108

Financials (5.2%)
Banks (1.2%)
Amerant Bancorp, Inc., Class A	35,986	826,598
Riverview Bancorp, Inc.	90,993	471,344

		1,297,942

Capital Markets (1.5%)
BGC Group, Inc., Class A	82,526	926,767
Evercore, Inc., Class A	2,205	708,444

		1,635,211

Financial Services (0.6%)
Paymentus Holdings, Inc., Class A*	23,256	652,331

Insurance (1.9%)
Exzeo Group, Inc.*	46,440	752,328
HCI Group, Inc.	6,554	1,006,498
Octave Specialty Group, Inc.*	97,770	433,121

		2,191,947

Total Financials		5,777,431

Health Care (23.3%)
Biotechnology (7.9%)
Agios Pharmaceuticals, Inc.*	25,522	714,616
Arcutis Biotherapeutics, Inc.*	35,341	820,618
Insmed, Inc.*	12,869	1,754,431
Kiniksa Pharmaceuticals International plc, Class A*	40,770	2,192,611
Mirum Pharmaceuticals, Inc.*	12,873	1,252,672
Syndax Pharmaceuticals, Inc.*	32,703	700,825
Travere Therapeutics, Inc.*	34,669	1,460,258

		8,896,031

Health Care Equipment & Supplies (7.4%)
Apyx Medical Corp.*	211,464	704,175
Bioventus, Inc., Class A*	141,198	1,393,624
Brainsway Ltd. (ADR) (x)*	138,592	2,295,084
NeuroPace, Inc.*	50,804	856,556
Novocure Ltd.*	64,720	984,391
SI-BONE, Inc.*	49,585	614,358
Stereotaxis, Inc.*	370,292	692,446
Varex Imaging Corp.*	65,346	761,281

		8,301,915

Health Care Providers & Services (0.9%)
Biodesix, Inc. (x)*	30,925	339,556
InfuSystem Holdings, Inc.*	69,767	706,740

		1,046,296

Health Care Technology (1.2%)
CareCloud, Inc.*	162,047	489,382
Sophia Genetics SA (x)*	161,368	842,341

		1,331,723

Life Sciences Tools & Services (1.9%)
Adaptive Biotechnologies Corp.*	114,764	1,618,172
Rapid Micro Biosystems, Inc., Class A*	205,085	492,204

		2,110,376

Pharmaceuticals (4.0%)
EyePoint, Inc.*	29,694	391,961
Ligand Pharmaceuticals, Inc.*	6,151	1,411,347
Liquidia Corp.*	19,341	758,360
Ocular Therapeutix, Inc.*	90,705	849,906
Xeris Biopharma Holdings, Inc.*	174,503	1,068,831

		4,480,405

Total Health Care		26,166,746

Industrials (29.7%)
Aerospace & Defense (4.8%)
Kratos Defense & Security Solutions, Inc.*	27,579	1,738,856
Leonardo DRS, Inc.	60,431	2,455,311
Park Aerospace Corp.	34,971	1,184,118

		5,378,285

Air Freight & Logistics (0.4%)
Freightos Ltd.*	233,477	466,954

Building Products (0.9%)
Griffon Corp.	11,541	1,052,193

Commercial Services & Supplies (1.3%)
Liquidity Services, Inc.*	25,226	899,307
Montrose Environmental Group, Inc.*	25,806	543,216

		1,442,523

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (6.9%)
Argan, Inc.	3,787	$2,537,214
Everus Construction Group, Inc.*	9,338	1,376,702
Orion Group Holdings, Inc.*	107,389	1,462,638
Sterling Infrastructure, Inc.*	4,598	2,370,821

		7,747,375

Electrical Equipment (4.6%)
American Superconductor Corp.*	29,865	1,598,972
Amprius Technologies, Inc.*	92,896	1,956,390
LSI Industries, Inc.	63,619	1,546,578

		5,101,940

Machinery (6.1%)
CECO Environmental Corp. (x)*	36,711	2,721,753
Columbus McKinnon Corp.	49,126	758,997
FreightCar America, Inc.*	81,965	675,392
Gencor Industries, Inc.*	30,215	449,599
Graham Corp.*	22,816	2,172,083

		6,777,824

Professional Services (3.9%)
BlackSky Technology, Inc., Class A*	31,723	1,125,532
IBEX Holdings Ltd.*	13,454	373,349
Mistras Group, Inc.*	62,657	1,182,964
Upwork, Inc.*	33,809	349,923
Willdan Group, Inc.*	18,209	1,383,884

		4,415,652

Trading Companies & Distributors (0.8%)
Xometry, Inc., Class A*	17,359	889,996

Total Industrials		33,272,742

Information Technology (24.7%)
Communications Equipment (1.2%)
Extreme Networks, Inc.*	38,740	855,766
Lantronix, Inc.*	80,177	537,988

		1,393,754

Electronic Equipment, Instruments & Components (7.6%)
908 Devices, Inc.*	113,551	775,553
Arlo Technologies, Inc.*	47,206	663,244
Coda Octopus Group, Inc.*	41,471	469,037
Daktronics, Inc.*	42,570	836,926
Frequency Electronics, Inc.*	21,690	1,087,971
Identiv, Inc.*	170,427	807,824
LightPath Technologies, Inc., Class A*	43,779	560,809
Mirion Technologies, Inc., Class A*	75,799	1,497,030
Novanta, Inc.*	4,813	623,428
Ouster, Inc.*	43,032	1,160,143

		8,481,965

IT Services (1.3%)
Crexendo, Inc.*	172,534	1,128,372
Information Services Group, Inc.	89,381	364,675

		1,493,047

Semiconductors & Semiconductor Equipment (7.1%)
Ambarella, Inc.*	12,065	830,072
Cohu, Inc.*	31,887	1,509,849
Diodes, Inc.*	12,091	1,295,551
Semtech Corp.*	12,409	1,303,565
Tower Semiconductor Ltd.*	13,569	2,999,428

		7,938,465

Software (7.5%)
Allot Ltd.*	52,914	388,389
Arteris, Inc.*	67,797	1,963,401
AvePoint, Inc.*	68,085	663,829
Blend Labs, Inc., Class A*	176,187	257,233
CS Disco, Inc.*	125,789	544,666
Docebo, Inc. (x)*	40,055	766,653
Intellicheck, Inc.*	125,380	1,001,786
Mitek Systems, Inc.*	64,499	900,406
Red Violet, Inc.*	14,206	531,731
Riskified Ltd., Class A*	188,346	868,275
Zeta Global Holdings Corp., Class A*	30,215	556,560

		8,442,929

Total Information Technology		27,750,160

Total Common Stocks (96.1%) (Cost $65,794,104)		107,787,811

EXCHANGE TRADED FUNDS (ETF):
Equity (0.5%)
iShares Russell 2000 Growth ETF (x)	1,545	556,014

Total Exchange Traded Funds (0.5%) (Cost $518,367)		556,014

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	3,090,163	3,090,163
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	3,274,156	3,274,483

Total Investment Companies		6,364,646

Total Short-Term Investments (5.7%) (Cost $6,364,535)		6,364,646

Total Investments in Securities (102.3%) (Cost $72,677,006)		114,708,471
Other Assets Less Liabilities (-2.3%)		(2,528,740)

Net Assets (100%)		$112,179,731

*	Non-income producing.
(x)	All or a portion of security is on loan at April 30, 2026.
(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $3,435,379. This was collateralized by $370,208 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 5/28/26 - 2/15/56 and by cash of $3,090,163 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,846,488	$—	$—	$2,846,488
Consumer Discretionary	6,326,243	—	—	6,326,243
Consumer Staples	1,129,893	—	—	1,129,893
Energy	4,518,108	—	—	4,518,108
Financials	5,777,431	—	—	5,777,431
Health Care	26,166,746	—	—	26,166,746
Industrials	33,272,742	—	—	33,272,742
Information Technology	27,750,160	—	—	27,750,160
Exchange Traded Funds	556,014	—	—	556,014
Short-Term Investments
Investment Companies	6,364,646	—	—	6,364,646

Total Assets	$114,708,471	$—	$—	$114,708,471

Total Liabilities	$—	$—	$—	$—

Total	$114,708,471	$—	$—	$114,708,471

The Fund held no derivatives contracts during the six months ended April 30, 2026.

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,657,350
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,120,199

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,512,132
Aggregate gross unrealized depreciation	(4,764,226)

Net unrealized appreciation	$41,747,906

Federal income tax cost of investments in securities and derivative instruments, if applicable	$72,960,565

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $72,677,006)	$114,708,471
Cash	299,996
Receivable for securities sold	193,438
Receivable for Fund shares sold	185,266
Prepaid registration and filing fees	12,709
Dividends, interest and other receivables	12,227
Due from Custodian	8,525
Securities lending income receivable	1,965
Other assets	337

Total assets	115,422,934

LIABILITIES
Payable for return of collateral on securities loaned	3,090,163
Investment advisory fees payable	40,146
Payable for Fund shares repurchased	37,511
Administrative fees payable	13,081
Payable for securities purchased	8,525
Transfer agent fees payable	8,242
Distribution fees payable – Class A	209
Distribution fees payable – Class R	131
Accrued expenses	45,195

Total liabilities	3,243,203

Commitments and contingent liabilities^
NET ASSETS	$112,179,731

Net assets were comprised of:
Paid in capital	$67,749,299
Total distributable earnings (loss)	44,430,432

Net assets	$112,179,731

Class A
Net asset value and redemption price per share, $1,080,797 / 58,838 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.37
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price per share	$19.44

Class I
Net asset value, offering and redemption price per share, $110,761,827 / 5,982,966 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.51

Class R
Net asset value, offering and redemption price per share, $337,107 / 18,531 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.19

(x)	Includes value of securities on loan of $3,435,379.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$170,510
Interest	5,204
Securities lending (net)	13,939

Total income	189,653

EXPENSES
Investment advisory fees	369,005
Administrative fees	73,802
Transfer agent fees	47,188
Professional fees	38,886
Registration and filing fees	17,758
Printing and mailing expenses	16,671
Custodian fees	5,665
Trustees’ fees	1,596
Distribution fees – Class A	991
Distribution fees – Class R	735
Miscellaneous	5,700

Gross expenses	577,997
Less: Waiver from investment adviser	(143,243)

Net expenses	434,754

NET INVESTMENT INCOME (LOSS)	(245,101)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,218,397
Net change in unrealized appreciation (depreciation) on investments in securities	4,971,236

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,189,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,944,532

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(245,101)	$(357,353)
Net realized gain (loss)	3,218,397	8,053,051
Net change in unrealized appreciation (depreciation)	4,971,236	21,995,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,944,532	29,690,935

Distributions to shareholders:
Class A	(9,722)	—
Class I	(1,531,211)	(125,897)
Class R	(5,045)	—

Total distributions to shareholders	(1,545,978)	(125,897)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,804 and 22,362 shares, respectively ]	490,636	313,284
Capital shares issued in reinvestment of dividends [ 406 and 0 shares ]	6,947	—
Capital shares repurchased [ (2,870) and (216) shares, respectively ]	(48,186)	(3,588)

Total Class A transactions	449,397	309,696

Class I
Capital shares sold [ 1,042,050 and 1,640,545 shares, respectively ]	17,881,647	22,924,603
Capital shares issued in reinvestment of dividends [ 73,129 and 7,526 shares ]	1,259,281	102,436
Capital shares repurchased [ (631,303) and (1,436,774) shares, respectively ]	(10,779,530)	(20,554,659)

Total Class I transactions	8,361,398	2,472,380

Class R
Capital shares sold [ 4,287 and 7,219 shares, respectively ]	73,302	93,077
Capital shares issued in reinvestment of dividends [ 89 and 0 shares ]	1,497	—
Capital shares repurchased [ (7) and (6,029) shares, respectively ]	(119)	(76,964)

Total Class R transactions	74,680	16,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,885,475	2,798,189

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,284,029	32,363,227
NET ASSETS:
Beginning of period	96,895,702	64,532,475

End of period	$112,179,731	$96,895,702

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,				July 11, 2022* to October 31, 2022
Class A			2025	2024	2023
Net asset value, beginning of period	$17.36		$12.08	$8.89	$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.10)	(0.08)	(0.05	)(1)	(0.02)
Net realized and unrealized gain (loss)	1.35		5.38	3.27	(1.55)		0.57

Total from investment operations	1.29		5.28	3.19	(1.60)		0.55

Less distributions:
Distributions from net realized gains	(0.28)		—	—	(0.06)		—

Net asset value, end of period	$18.37		$17.36	$12.08	$8.89		$10.55

Total return (b)	7.60%		43.71%	35.88%	(15.28)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,081		$564	$125	$122		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.13%	1.13%	1.13%		1.13%
Before waivers and reimbursements (a)(f)	1.42%		1.49%	1.57%	2.38%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.75)%		(0.72)%	(0.72)%	(0.49	)%(aa)	(0.61	)%(l)
Before waivers and reimbursements (a)(f)	(1.04)%		(1.09)%	(1.16)%	(1.74	)%(aa)	(5.80	)%(l)
Portfolio turnover rate^	25	%(z)	55%	73%	69%		29	%(z)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,				July 11, 2022* to October 31, 2022
Class I			2025	2024	2023
Net asset value, beginning of period	$17.47		$12.15	$8.92	$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.07)	(0.05)	(0.03	)(1)	(0.01)
Net realized and unrealized gain (loss)	1.36		5.41	3.28	(1.55)		0.57

Total from investment operations	1.32		5.34	3.23	(1.58)		0.56

Less distributions:
Dividends from net investment income	—		(0.02)	—	—		—
Distributions from net realized gains	(0.28)		—	—	(0.06)		—

Total dividends and distributions	(0.28)		(0.02)	—	(0.06)		—

Net asset value, end of period	$18.51		$17.47	$12.15	$8.92		$10.56

Total return (b)	7.66%		44.04%	36.21%	(15.08)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110,762		$96,088	$64,252	$44,594		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.88%	0.88%	0.88%		0.88%
Before waivers and reimbursements (a)(f)	1.17%		1.24%	1.32%	1.94%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.49)%		(0.47)%	(0.48)%	(0.24	)%(aa)	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.79)%		(0.83)%	(0.92)%	(1.30	)%(aa)	5.50	%(l)
Portfolio turnover rate^	25	%(z)	55%	73%	69%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,				July 11, 2022* to October 31, 2022
			2025	2024	2023
Net asset value, beginning of period	$17.22		$12.01	$8.86	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.13)	(0.11)	(0.08	)(1)	(0.03)
Net realized and unrealized gain (loss)	1.33		5.34	3.26	(1.54)		0.57

Total from investment operations	1.25		5.21	3.15	(1.62)		0.54

Less distributions:
Distributions from net realized gains	(0.28)		—	—	(0.06)		—

Net asset value, end of period	$18.19		$17.22	$12.01	$8.86		$10.54

Total return (b)	7.42%		43.38%	35.55%	(15.49)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337		$244	$156	$113		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%		1.38%	1.38%	1.38%		1.38%
Before waivers and reimbursements (a)(f)	1.67%		1.74%	1.82%	2.59%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(1.00)%		(0.97)%	(0.98)%	(0.74	)%(aa)	(0.85	)%(l)
Before waivers and reimbursements (a)(f)	(1.29)%		(1.33)%	(1.42)%	(1.95	)%(aa)	6.00	%(l)
Portfolio turnover rate^	25	%(z)	55%	73%	69%		29	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.03) and $(0.08) for Class A, Class I and Class R, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (20.6%)
Diversified Telecommunication Services (3.8%)
Anterix, Inc.*	6,000	$289,920
Grupo Televisa SAB (ADR)	850,000	2,422,500
Liberty Global Ltd., Class A*	40,000	463,200
Telesat Corp.(x)*	113,200	5,554,724

		8,730,344

Entertainment (7.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	48,000	2,540,160
Atlanta Braves Holdings, Inc., Class C*	33,000	1,630,530
Lionsgate Studios Corp.*	72,000	895,680
Madison Square Garden Entertainment Corp., Class A*	19,000	1,271,480
Madison Square Garden Sports Corp.*	16,000	5,479,360
Manchester United plc, Class A*	26,000	490,880
Sphere Entertainment Co.*	30,000	4,273,500
Starz Entertainment Corp.	4,228	77,542
Vivendi SE	70,000	163,536

		16,822,668

Media (6.8%)
AMC Global Media, Inc.*	35,000	297,150
Clear Channel Outdoor Holdings, Inc.*	510,000	1,224,000
Corus Entertainment, Inc., Class B*	72,000	1,590
EchoStar Corp., Class A(x)*	12,400	1,526,936
EW Scripps Co. (The), Class A*	70,000	335,300
Fox Corp., Class B	12,000	684,240
JCDecaux SE	40,000	889,673
News Corp., Class B	20,000	609,600
Nexstar Media Group, Inc., Class A	11,000	2,289,540
Optimum Communications, Inc., Class A*	3,000	4,740
Paramount Skydance Corp., Class B(x)	2,500	25,600
Sinclair, Inc.	204,000	3,172,200
Sirius XM Holdings, Inc.	40,000	1,077,600
Versant Media Group, Inc.	85,000	3,416,150

		15,554,319

Wireless Telecommunication Services (2.6%)
Array Digital Infrastructure, Inc.	30,000	1,490,700
Gogo, Inc.*	12,900	53,922
Millicom International Cellular SA	35,000	2,970,800
Telephone and Data Systems, Inc.	30,000	1,351,800

		5,867,222

Total Communication Services		46,974,553

Consumer Discretionary (15.6%)
Automobile Components (3.2%)
Dana, Inc.	31,000	1,129,950
Garrett Motion, Inc.	20,000	512,200
Gentex Corp.	35,000	808,850
Gentherm, Inc.*	13,500	406,350
Goodyear Tire & Rubber Co. (The)*	210,000	1,486,800
Strattec Security Corp.*	40,000	3,010,400

		7,354,550

Automobiles (0.2%)
Winnebago Industries, Inc.	9,500	309,795

Distributors (0.3%)
LKQ Corp.	22,000	694,760

Diversified Consumer Services (1.4%)
Graham Holdings Co., Class B	800	898,008
Liberty Live Holdings, Inc., Class A*	1,000	91,210
Matthews International Corp., Class A	80,000	2,283,200

		3,272,418

Hotels, Restaurants & Leisure (3.6%)
Caesars Entertainment, Inc.*	125,000	3,475,000
Churchill Downs, Inc.	4,000	403,960
Golden Entertainment, Inc.(x)	30,000	872,652
Krispy Kreme, Inc.(x)*	25,000	98,500
Nathan’s Famous, Inc.	20,000	2,007,600
Ollamani SAB*	130,000	573,031
Wynn Resorts Ltd.	6,800	728,348

		8,159,091

Household Durables (0.5%)
Bassett Furniture Industries, Inc.	24,000	349,920
Lennar Corp., Class B(x)	9,000	795,420

		1,145,340

Leisure Products (1.9%)
Brunswick Corp.	20,000	1,589,000
Johnson Outdoors, Inc., Class A	47,000	2,473,610
Mattel, Inc.*	12,900	194,532
Sturm Ruger & Co., Inc.	3,000	130,140

		4,387,282

Specialty Retail (4.5%)
Advance Auto Parts, Inc.	100,000	5,951,000
AutoNation, Inc.*	6,500	1,380,470
Lands’ End, Inc.(x)*	11,088	125,184
Monro, Inc.	150,000	2,634,000
Valvoline, Inc.*	8,000	265,840

		10,356,494

Total Consumer Discretionary		35,679,730

Consumer Staples (7.2%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	3,300	782,232
National Beverage Corp.*	26,000	889,720
Remy Cointreau SA(x)	15,500	729,552

		2,401,504

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	8,000	134,800
Ingles Markets, Inc., Class A	2,000	182,940
Village Super Market, Inc., Class A	8,000	344,720

		662,460

Food Products (2.7%)
Bunge Global SA	3,000	381,210
Calavo Growers, Inc.	49,000	1,379,840
Canada Packers, Inc.	11,000	149,004
Farmer Bros Co.*	95,000	121,600
Hain Celestial Group, Inc. (The)(x)*	15,000	9,798
J M Smucker Co. (The)	20,000	1,960,600

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
John B Sanfilippo & Son, Inc.	11,000	$899,690
Maple Leaf Foods, Inc.	53,000	1,119,815
McCormick & Co., Inc. (Non-Voting)	3,000	151,860

		6,173,417

Household Products (2.6%)
Energizer Holdings, Inc.	108,000	2,114,640
Spectrum Brands Holdings, Inc.	45,000	3,717,000

		5,831,640

Personal Care Products (0.6%)
BellRing Brands, Inc.*	22,000	391,600
Edgewell Personal Care Co.	46,000	1,037,300

		1,428,900

Total Consumer Staples		16,497,921

Energy (1.1%)
Energy Equipment & Services (1.1%)
Innovex International, Inc.*	59,500	1,652,315
RPC, Inc.	104,000	819,520

Total Energy		2,471,835

Financials (1.9%)
Banks (1.4%)
Flushing Financial Corp.	27,000	435,240
Huntington Bancshares, Inc.	24,750	414,810
Pinnacle Financial Partners, Inc.	18,853	1,865,316
SouthState Bank Corp.	6,000	586,020

		3,301,386

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,000	294,670
DigitalBridge Group, Inc.	1,000	15,560
Janus Henderson Group plc	10,000	516,100

		826,330

Financial Services (0.1%)
NCR Atleos Corp.*	4,000	177,520

Total Financials		4,305,236

Health Care (2.0%)
Health Care Equipment & Supplies (0.5%)
Align Technology, Inc.*	100	17,601
Bausch + Lomb Corp.*	15,000	238,500
Dentsply Sirona, Inc.	22,000	258,500
Neogen Corp.*	35,000	329,000
QuidelOrtho Corp.*	16,000	196,800

		1,040,401

Health Care Providers & Services (0.5%)
Henry Schein, Inc.*	10,000	745,900
Option Care Health, Inc.*	20,000	406,600

		1,152,500

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	35,000	131,250

Life Sciences Tools & Services (0.0%)†
Bio-Rad Laboratories, Inc., Class A*	300	84,036

Pharmaceuticals (0.9%)
Perrigo Co. plc	80,000	947,200
Teva Pharmaceutical Industries Ltd. (ADR)*	32,500	1,139,775

		2,086,975

Total Health Care		4,495,162

Industrials (32.0%)
Aerospace & Defense (6.4%)
AAR Corp.*	19,500	2,152,215
Boeing Co. (The)*	2,346	537,305
Ducommun, Inc.*	3,600	510,948
Embraer SA (ADR)	2,000	125,400
Hexcel Corp.	14,500	1,361,115
Moog, Inc., Class A	9,500	2,862,445
Moog, Inc., Class B	12,800	3,856,768
National Presto Industries, Inc.	2,000	279,680
Park Aerospace Corp.	3,000	101,580
Textron, Inc.	30,000	2,878,800

		14,666,256

Building Products (3.4%)
AZZ, Inc.	18,300	2,617,632
Griffon Corp.	9,500	866,115
Modine Manufacturing Co.*	16,400	4,175,932

		7,659,679

Commercial Services & Supplies (0.4%)
OPENLANE, Inc.*	20,000	628,800
UniFirst Corp.	1,000	255,510

		884,310

Construction & Engineering (1.3%)
Arcosa, Inc.	9,000	1,138,230
Everus Construction Group, Inc.*	600	88,458
Valmont Industries, Inc.	3,600	1,828,944

		3,055,632

Machinery (18.3%)
Albany International Corp., Class A	17,500	1,015,700
Astec Industries, Inc.	63,000	4,096,260
Chart Industries, Inc.*	3,500	727,650
CNH Industrial NV	31,000	332,010
Commercial Vehicle Group, Inc.*	78,000	326,040
Crane Co.	17,500	3,110,275
Donaldson Co., Inc.	1,000	88,170
Eastern Co. (The)	27,000	590,220
Enerpac Tool Group Corp., Class A	32,000	1,123,200
Enpro, Inc.	3,700	1,078,735
Flowserve Corp.	40,900	3,011,876
Franklin Electric Co., Inc.	5,000	500,950
Gorman-Rupp Co. (The)	15,000	1,136,100
Graco, Inc.	2,500	200,675
Hyster-Yale, Inc.	36,500	1,440,655
Ingersoll Rand, Inc.	15,200	1,213,872
ITT, Inc.	12,000	2,572,080
Kennametal, Inc.	30,000	1,161,300
L B Foster Co., Class A*	41,500	1,270,315
Manitowoc Co., Inc. (The)*	23,500	319,365
Mueller Industries, Inc.	37,000	5,010,910
Mueller Water Products, Inc., Class A	19,000	529,910
Park-Ohio Holdings Corp.	85,000	2,460,750
Snap-on, Inc.	1,300	498,420

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	11,000	$913,440
Terex Corp.	13,000	808,600
Timken Co. (The)	1,000	110,890
Toro Co. (The)	7,500	713,775
Trinity Industries, Inc.	64,000	2,087,040
Twin Disc, Inc.	117,000	1,932,840
Watts Water Technologies, Inc., Class A	4,500	1,350,720

		41,732,743

Trading Companies & Distributors (2.2%)
GATX Corp.	12,500	2,449,000
Herc Holdings, Inc.	19,000	2,411,480
MSC Industrial Direct Co., Inc., Class A	1,000	102,270
Sunbelt Rentals Holdings, Inc.	2,300	174,043

		5,136,793

Total Industrials		73,135,413

Information Technology (1.6%)
Communications Equipment (0.4%)
Viasat, Inc.*	14,000	922,740

Electronic Equipment, Instruments & Components (0.6%)
Badger Meter, Inc.	4,500	544,095
Crane NXT Co.	500	22,340
Landis+Gyr Group AG	10,000	671,725
Mirion Technologies, Inc., Class A*	6,000	118,500

		1,356,660

IT Services (0.4%)
Kyndryl Holdings, Inc.*	65,000	898,300

Software (0.2%)
A10 Networks, Inc.	12,000	320,160
NCR Voyix Corp.*	10,000	68,900

		389,060

Total Information Technology		3,566,760

Materials (8.4%)
Chemicals (5.1%)
Axalta Coating Systems Ltd.*	23,000	654,120
Core Molding Technologies, Inc.*	64,500	1,738,275
Element Solutions, Inc.	65,900	2,806,681
FMC Corp.	15,000	230,700
HB Fuller Co.	16,500	998,580
Huntsman Corp.	60,000	862,200
Olin Corp.	22,000	626,560
Scotts Miracle-Gro Co. (The)	60,000	3,762,000

		11,679,116

Construction Materials (0.3%)
Knife River Corp.*	7,000	647,850

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	60,000	231,000
Greif, Inc., Class A	19,000	1,239,560
Myers Industries, Inc.	60,000	1,236,600
Silgan Holdings, Inc.	5,000	202,750

		2,909,910

Metals & Mining (1.7%)
Ampco-Pittsburgh Corp.*	120,000	1,310,400
Freeport-McMoRan, Inc.	19,100	1,103,598
Tredegar Corp.*	169,500	1,627,200

		4,041,198

Total Materials		19,278,074

Real Estate (0.5%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	525,450

Real Estate Management & Development (0.2%)
Seritage Growth Properties, Class A(x)*	12,000	30,960
St Joe Co. (The)	8,000	516,560

		547,520

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	4,350	133,414

Total Real Estate		1,206,384

Utilities (4.5%)
Gas Utilities (2.8%)
MDU Resources Group, Inc.	2,400	54,072
National Fuel Gas Co.	48,500	4,092,430
Southwest Gas Holdings, Inc.	24,000	2,257,200

		6,403,702

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The)	70,000	1,011,500
XPLR Infrastructure LP*	33,000	341,550

		1,353,050

Multi-Utilities (1.1%)
Algonquin Power & Utilities Corp.	340,000	2,135,200
Avista Corp.	8,000	328,800

		2,464,000

Total Utilities		10,220,752

Total Common Stocks (95.4%) (Cost $144,136,036)		217,831,820

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	1,949,280	1,949,280
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	10,414,967	10,416,009

Total Investment Companies		12,365,289

Total Short-Term Investments (5.4%) (Cost $12,365,810)		12,365,289

Total Investments in Securities (100.8%) (Cost $156,501,846)		230,197,109
Other Assets Less Liabilities (-0.8%)		(1,848,541)

Net Assets (100%)		$228,348,568

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at April 30, 2026.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $4,380,240. This was collateralized by $2,501,829 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/15/26 – 11/15/55 and by cash of $1,949,280 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$45,921,344	$1,053,209	$—	$46,974,553
Consumer Discretionary	34,807,078	872,652	—	35,679,730
Consumer Staples	15,768,369	729,552	—	16,497,921
Energy	2,471,835	—	—	2,471,835
Financials	4,305,236	—	—	4,305,236
Health Care	4,495,162	—	—	4,495,162
Industrials	69,104,602	4,030,811	—	73,135,413
Information Technology	2,895,035	671,725	—	3,566,760
Materials	19,278,074	—	—	19,278,074
Real Estate	1,206,384	—	—	1,206,384
Utilities	10,220,752	—	—	10,220,752
Short-Term Investments
Investment Companies	12,365,289	—	—	12,365,289

Total Assets	$222,839,160	$7,357,949	$—	$230,197,109

Total Liabilities	$—	$—	$—	$—

Total	$222,839,160	$7,357,949	$—	$230,197,109

The Fund held no derivatives contracts during the six months ended April 30, 2026.

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,665,879
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,075,991

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,935,836
Aggregate gross unrealized depreciation	(10,887,513)

Net unrealized appreciation	$70,048,323

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,148,786

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $156,501,846)	$230,197,109
Cash	330,996
Foreign cash (Cost $4)	4
Receivable for Fund shares sold	321,786
Dividends, interest and other receivables	67,962
Prepaid registration and filing fees	22,959
Securities lending income receivable	1,474

Total assets	230,942,290

LIABILITIES
Payable for return of collateral on securities loaned	1,949,280
Payable for securities purchased	297,558
Payable for Fund shares repurchased	127,085
Investment advisory fees payable	106,846
Transfer agent fees payable	28,886
Administrative fees payable	27,259
Distribution fees payable – Class A	1,670
Distribution fees payable – Class R	828
Accrued expenses	54,310

Total liabilities	2,593,722

Commitments and contingent liabilities^
NET ASSETS	$228,348,568

Net assets were comprised of:
Paid in capital	$152,113,472
Total distributable earnings (loss)	76,235,096

Net assets	$228,348,568

Class A
Net asset value and redemption price per share, $8,381,276 / 385,102 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.76
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price per share	$23.03

Class I
Net asset value, offering and redemption price per share, $217,876,157 / 9,984,040 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.82

Class R
Net asset value, offering and redemption price per share, $2,091,135 / 97,109 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.53

(x)	Includes value of securities on loan of $4,380,240.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29,920 foreign withholding tax)	$2,132,497
Interest	6,205
Securities lending (net)	2,512

Total income	2,141,214

EXPENSES
Investment advisory fees	757,797
Administrative fees	151,560
Transfer agent fees	123,412
Professional fees	48,374
Printing and mailing expenses	23,230
Registration and filing fees	19,839
Distribution fees – Class A	9,404
Custodian fees	6,996
Distribution fees – Class R	4,644
Trustees’ fees	3,268
Miscellaneous	9,313

Gross expenses	1,157,837
Less: Waiver from investment adviser	(188,364)

Net expenses	969,473

NET INVESTMENT INCOME (LOSS)	1,171,741

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,419,039
Foreign currency transactions	928

Net realized gain (loss)	5,419,967

Net change in unrealized appreciation (depreciation) on investments in securities	35,298,978

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,718,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,890,686

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,171,741	$2,197,631
Net realized gain (loss)	5,419,967	4,920,300
Net change in unrealized appreciation (depreciation)	35,298,978	6,338,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,890,686	13,456,149

Distributions to shareholders:
Class A	(260,408)	(302,520)
Class I	(6,993,442)	(7,151,206)
Class R	(60,574)	(63,790)

Total distributions to shareholders	(7,314,424)	(7,517,516)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 31,807 and 58,689 shares, respectively ]	654,479	1,005,497
Capital shares issued in reinvestment of dividends [ 12,898 and 16,210 shares, respectively ]	244,152	290,166
Capital shares repurchased [ (35,674) and (79,347) shares, respectively ]	(722,007)	(1,367,366)

Total Class A transactions	176,624	(71,703)

Class I
Capital shares sold [ 1,327,368 and 2,535,745 shares, respectively ]	26,534,368	44,311,370
Capital shares issued in reinvestment of dividends [ 310,672 and 329,036 shares, respectively ]	5,890,346	5,896,320
Capital shares repurchased [ (965,680) and (2,003,492) shares, respectively ]	(19,544,077)	(34,869,778)

Total Class I transactions	12,880,637	15,337,912

Class R
Capital shares sold [ 6,493 and 16,075 shares, respectively ]	129,342	276,192
Capital shares issued in reinvestment of dividends [ 2,867 and 3,151 shares, respectively ]	53,748	55,899
Capital shares repurchased [ (4,814) and (7,682) shares, respectively ]	(94,180)	(122,939)

Total Class R transactions	88,910	209,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,146,171	15,475,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,722,433	21,413,994
NET ASSETS:
Beginning of period	180,626,135	159,212,141

End of period	$228,348,568	$180,626,135

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025		2024		2023		2022		2021
Net asset value, beginning of period	$18.41		$17.81		$14.54		$14.31		$17.19		$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	(3)	0.19	(2)	0.13		0.10		0.06		0.09	(1)
Net realized and unrealized gain (loss)	3.95		1.20		3.74		0.45		(1.82)		5.73

Total from investment operations	4.04		1.39		3.87		0.55		(1.76)		5.82

Less distributions:
Dividends from net investment income	(0.20)		(0.14)		(0.11)		—		(0.26)		(0.04)
Distributions from net realized gains	(0.49)		(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.69)		(0.79)		(0.60)		(0.32)		(1.12)		(0.04)

Net asset value, end of period	$21.76		$18.41		$17.81		$14.54		$14.31		$17.19

Total return (b)	22.53%		7.97%		26.96%		3.88%		(10.93)%		51.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,381		$6,922		$6,777		$5,478		$5,134		$5,904
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.24	%(o)
Before waivers (a)(f)	1.38%		1.44%		1.47%		1.53%		1.51%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.92	%(cc)	1.09	%(bb)	0.76%		0.66%		0.42%		0.55	%(aa)
Before waivers (a)(f)	0.74	%(cc)	0.85	%(bb)	0.49%		0.33%		0.13%		0.37	%(aa)
Portfolio turnover rate^	7	%(z)	10%		11%		14%		27%		35%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025		2024		2023		2022		2021
Net asset value, beginning of period	$18.47		$17.87		$14.58		$14.35		$17.24		$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	(3)	0.24	(2)	0.17		0.14		0.10		0.13	(1)
Net realized and unrealized gain (loss)	3.96		1.20		3.76		0.44		(1.84)		5.75

Total from investment operations	4.08		1.44		3.93		0.58		(1.74)		5.88

Less distributions:
Dividends from net investment income	(0.24)		(0.19)		(0.15)		(0.03)		(0.29)		(0.07)
Distributions from net realized gains	(0.49)		(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.73)		(0.84)		(0.64)		(0.35)		(1.15)		(0.07)

Net asset value, end of period	$21.82		$18.47		$17.87		$14.58		$14.35		$17.24

Total return (b)	22.74%		8.20%		27.32%		4.11%		(10.74)%		51.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,876		$172,019		$151,008		$115,537		$109,572		$145,394
Ratio of expenses to average net assets:
After waivers (a)(f)	0.94	%(j)	0.95	%(j)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)
Before waivers (a)(f)	1.13%		1.19%		1.22%		1.28%		1.25%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17	%(cc)	1.35	%(bb)	1.02%		0.91%		0.68%		0.76	%(aa)
Before waivers (a)(f)	0.99	%(cc)	1.11	%(bb)	0.74%		0.57%		0.40%		0.59	%(aa)
Portfolio turnover rate^	7	%(z)	10%		11%		14%		27%		35%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025		2024		2023		2022		2021
Net asset value, beginning of period	$18.20		$17.62		$14.39		$14.20		$17.07		$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(3)	0.15	(2)	0.09		0.06		0.03		0.05	(1)
Net realized and unrealized gain (loss)	3.91		1.18		3.70		0.45		(1.82)		5.70

Total from investment operations	3.98		1.33		3.79		0.51		(1.79)		5.75

Less distributions:
Dividends from net investment income	(0.16)		(0.10)		(0.07)		—		(0.22)		(0.01)
Distributions from net realized gains	(0.49)		(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.65)		(0.75)		(0.56)		(0.32)		(1.08)		(0.01)

Net asset value, end of period	$21.53		$18.20		$17.62		$14.39		$14.20		$17.07

Total return (b)	22.40%		7.67%		26.66%		3.62%		(11.17)%		50.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,091		$1,685		$1,427		$1,104		$1,022		$1,096
Ratio of expenses to average net assets:
After waivers (a)(f)	1.44	%(j)	1.45	%(j)	1.45	%(j)	1.45	%(j)	1.46	%(k)	1.49	%(o)
Before waivers (a)(f)	1.63%		1.69%		1.72%		1.78%		1.76%		1.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.67	%(cc)	0.85	%(bb)	0.51%		0.41%		0.17%		0.28	%(aa)
Before waivers (a)(f)	0.49	%(cc)	0.61	%(bb)	0.24%		0.08%		(0.12)%		0.11	%(aa)
Portfolio turnover rate^	7	%(z)	10%		11%		14%		27%		35%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05 and $(0.02) for Class A, Class I and Class R , respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.13, $0.17 and $0.08 for Class A, Class I and Class R, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.06, $0.09 and $0.04 for Class A, Class I and Class R , respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I and 1.46% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.42% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.4%)
Communication Services (9.7%)
Diversified Telecommunication Services (3.6%)
CCO Holdings LLC 5.375%, 6/1/29§	$306,000	$301,028
6.375%, 9/1/29§	290,000	290,362
4.750%, 2/1/32 (x)§	386,000	345,470
4.500%, 6/1/33 (x)§	568,000	487,060
7.375%, 2/1/36 (x)§	434,000	423,692
Level 3 Financing, Inc. 6.875%, 6/30/33§	338,000	348,457
SE Cosmos LLC 8.875%, 5/1/31§	300,000	298,500
Windstream Services LLC 8.250%, 10/1/31§	351,000	371,182
Zayo Group Holdings, Inc. 5.750%, 3/9/30 PIK§	316,442	316,460

		3,182,211

Entertainment (0.3%)
Discovery Global Holdings, Inc. 5.050%, 3/15/42	166,000	118,768
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	186,000	185,963

		304,731

Media (5.8%)
CSC Holdings LLC 11.750%, 1/31/29§	400,000	286,000
Gray Media, Inc. 10.500%, 7/15/29§	129,000	136,740
4.750%, 10/15/30§	414,000	331,200
9.625%, 7/15/32§	258,000	262,193
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	614,000	614,000
Neptune Bidco US, Inc. 9.290%, 4/15/29§	685,000	692,775
9.500%, 2/15/33§	188,000	188,000
Nexstar Media, Inc. 6.500%, 9/15/33§	268,000	270,010
Outfront Media Capital LLC 5.000%, 8/15/27§	362,000	360,925
Sinclair Television Group, Inc. 5.500%, 3/1/30§	30,000	26,225
Sirius XM Radio LLC 3.125%, 9/1/26§	274,000	271,737
5.500%, 7/1/29§	352,000	348,501
3.875%, 9/1/31 (x)§	563,000	508,811
Univision Communications, Inc. 8.500%, 7/31/31§	544,000	551,491
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	237,230

		5,085,838

Total Communication Services		8,572,780

Consumer Discretionary (16.6%)
Automobile Components (1.7%)
Clarios Global LP 6.750%, 5/15/28§	467,000	474,262
6.750%, 2/15/30§	145,000	149,490
6.750%, 9/15/32§	394,000	402,865
Forvia SE 8.000%, 6/15/30§	250,000	263,395
ZF North America Capital, Inc. 7.500%, 3/24/31 (x)§	215,000	215,269

		1,505,281

Broadline Retail (0.5%)
Getty Images, Inc. 14.000%, 3/1/28§	516,000	479,880

Distributors (3.0%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	196,000	198,695
7.750%, 3/15/31§	830,000	859,050
Resideo Funding, Inc. 6.500%, 7/15/32§	339,000	342,356
S&S Holdings LLC 8.375%, 10/1/31§	442,000	405,442
Velocity Vehicle Group LLC 8.000%, 6/1/29§	281,000	276,319
Windsor Holdings III LLC 8.500%, 6/15/30§	502,000	522,130

		2,603,992

Diversified Consumer Services (0.5%)
Service Corp. International 5.750%, 10/15/32	182,000	183,620
Wand NewCo 3, Inc. 7.625%, 1/30/32§	242,000	251,513

		435,133

Hotels, Restaurants & Leisure (7.4%)
1011778 BC ULC 3.875%, 1/15/28§	261,000	255,882
5.625%, 9/15/29§	276,000	278,023
A&K Travel Group Holdings Ltd. 7.500%, 5/15/33§	200,000	200,750
Caesars Entertainment, Inc. 7.000%, 2/15/30§	1,133,000	1,148,579
Carnival Corp. 7.000%, 8/15/29§	232,000	240,700
5.750%, 8/1/32§	256,000	257,280
Churchill Downs, Inc. 5.750%, 4/1/30§	499,000	496,505
Flutter Treasury DAC 6.375%, 4/29/29§	200,000	202,300
5.875%, 6/4/31§	215,000	213,826
Hilton Domestic Operating Co., Inc. 5.500%, 3/31/34§	284,000	281,870
Kingpin Intermediate Holdings LLC 7.250%, 10/15/32 (x)§	363,000	301,290
Lindblad Expeditions LLC 7.000%, 9/15/30§	255,000	261,987
NCL Corp. Ltd. 6.750%, 2/1/32§	240,000	238,680
Ontario Gaming GTA LP 8.000%, 8/1/30§	361,000	356,473
Sabre GLBL, Inc. 11.125%, 7/15/30§	323,000	277,780
Scientific Games Holdings LP 6.625%, 3/1/30§	269,000	226,296
Six Flags Entertainment Corp. 8.625%, 1/15/32 (x)§	384,000	390,240

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Station Casinos LLC 4.500%, 2/15/28§	$188,000	$185,048
4.625%, 12/1/31(x)§	150,000	141,000
Voyager Parent LLC 9.250%, 7/1/32§	166,000	176,582
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	203,000	199,216
5.625%, 3/1/33§	146,000	144,371

		6,474,678

Household Durables (1.4%)
Century Communities, Inc. 6.625%, 9/15/33§	259,000	257,622
Newell Brands, Inc. 8.500%, 6/1/28§	251,000	262,220
6.625%, 5/15/32 (x)	431,000	417,660
Whirlpool Corp. 6.500%, 6/15/33 (x)	306,000	292,995

		1,230,497

Specialty Retail (1.4%)
EG Global Finance plc 12.000%, 11/30/28§	400,000	426,752
Gee Automotive Holdings LLC 7.250%, 3/1/31§	265,000	268,448
Global Auto Holdings Ltd. 8.375%, 1/15/29 (x)§	400,000	377,000
Group 1 Automotive, Inc. 4.000%, 8/15/28§	120,000	116,688

		1,188,888

Textiles, Apparel & Luxury Goods (0.7%)
Champ Acquisition Corp. 8.375%, 12/1/31§	354,000	373,891
William Carter Co. (The) 7.375%, 2/15/31 (x)§	278,000	285,645

		659,536

Total Consumer Discretionary		14,577,885

Consumer Staples (5.2%)
Beverages (0.4%)
Primo Water Holdings, Inc. 6.250%, 4/1/29§	104,000	104,128
4.375%, 4/30/29§	222,000	216,450

		320,578

Consumer Staples Distribution & Retail (1.1%)
Performance Food Group, Inc. 6.125%, 9/15/32§	143,000	145,045
5.625%, 3/1/34§	332,000	324,301
US Foods, Inc. 4.750%, 2/15/29§	140,000	137,990
7.250%, 1/15/32§	333,000	345,837

		953,173

Food Products (2.8%)
Darling Ingredients, Inc. 6.000%, 6/15/30§	366,000	368,287
Fiesta Purchaser, Inc. 9.625%, 9/15/32§	246,000	251,842
Froneri Lux FinCo. Sarl 6.000%, 8/1/32§	264,000	260,956
Post Holdings, Inc. 4.625%, 4/15/30§	268,000	259,845
6.250%, 2/15/32§	217,000	220,904
6.500%, 3/15/36§	299,000	296,889
Simmons Foods, Inc. 4.625%, 3/1/29§	158,000	152,592
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	661,000	674,901

		2,486,216

Household Products (0.7%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	482,000	474,847
4.375%, 3/31/29§	108,000	103,677

		578,524

Personal Care Products (0.2%)
Opal Bidco SAS 6.500%, 3/31/32§	200,000	203,728

Total Consumer Staples		4,542,219

Energy (8.4%)
Energy Equipment & Services (0.7%)
Transocean International Ltd. 8.750%, 2/15/30§	162,400	169,506
WBI Operating LLC 6.500%, 10/15/33§	442,000	446,354

		615,860

Oil, Gas & Consumable Fuels (7.7%)
Antero Midstream Partners LP 5.750%, 1/15/28§	176,000	175,982
5.750%, 7/1/34§	484,000	482,011
Blue Racer Midstream LLC 7.250%, 7/15/32§	193,000	201,492
Crescent Energy Finance LLC 7.625%, 4/1/32§	528,000	543,180
Delek Logistics Partners LP 8.625%, 3/15/29§	412,000	428,995
7.375%, 6/30/33§	370,000	381,562
Genesis Energy LP 7.875%, 5/15/32	426,000	446,103
6.750%, 3/15/34	342,000	343,730
Kinetik Holdings LP 6.625%, 12/15/28§	84,000	85,680
5.875%, 6/15/30§	479,000	480,078
NGL Energy Operating LLC 8.375%, 2/15/32§	712,000	746,710
Northern Oil & Gas, Inc. 7.875%, 10/15/33§	278,000	288,064
Permian Resources Operating LLC 5.875%, 7/1/29§	151,000	150,922
6.250%, 2/1/33§	233,000	238,219
Summit Midstream Holdings LLC 8.625%, 10/31/29§	901,000	942,005
Sunoco LP 4.500%, 5/15/29	240,000	235,687
7.250%, 5/1/32§	204,000	213,655
5.625%, 7/15/34§	426,000	420,143

		6,804,218

Total Energy		7,420,078

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (6.8%)
Banks (0.6%)
Armor Holdco, Inc. 8.500%, 11/15/29§	$561,000	$554,453

Capital Markets (0.2%)
Aretec Group, Inc. 10.000%, 8/15/30§	134,000	141,824

Consumer Finance (0.6%)
GGAM Finance Ltd. 8.000%, 2/15/27§	199,000	200,701
8.000%, 6/15/28§	260,000	270,499

		471,200

Financial Services (2.1%)
Block, Inc. 6.000%, 8/15/33§	135,000	134,553
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	232,000	239,918
8.375%, 4/1/32§	344,000	348,469
ION Platform Finance US, Inc. 7.875%, 9/30/32§	450,000	347,625
Rocket Cos., Inc. 6.375%, 8/1/33§	206,000	208,447
Shift4 Payments LLC 6.750%, 8/15/32§	564,000	562,060

		1,841,072

Insurance (3.0%)
Acrisure LLC 8.250%, 2/1/29§	663,000	664,724
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	608,000	607,763
Ardonagh Finco Ltd. 7.750%, 2/15/31§	200,000	203,692
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§	200,000	199,000
Asurion LLC 8.000%, 12/31/32§	334,000	348,646
8.375%, 2/1/34§	110,000	108,520
Broadstreet Partners Group LLC 5.875%, 4/15/29§	222,000	217,849
HUB International Ltd. 7.250%, 6/15/30§	304,000	314,488

		2,664,682

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	135,000	138,285
5.750%, 1/15/31§	135,000	134,831

		273,116

Total Financials		5,946,347

Health Care (4.8%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc. 5.500%, 2/15/34§	200,000	198,580

Health Care Equipment & Supplies (0.8%)
Medline Borrower LP 5.250%, 10/1/29§	232,000	230,719
Neogen Food Safety Corp. 8.625%, 7/20/30§	434,000	455,826

		686,545

Health Care Providers & Services (2.3%)
HealthEquity, Inc. 4.500%, 10/1/29§	448,000	435,227
Heartland Dental LLC 10.500%, 4/30/28§	96,000	98,600
Star Parent, Inc. 9.000%, 10/1/30§	323,000	338,352
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	549,000	547,627
US Acute Care Solutions LLC 9.750%, 5/15/29§	672,000	636,082

		2,055,888

Health Care Technology (1.3%)
IQVIA, Inc. 5.000%, 5/15/27§	260,000	259,309
5.700%, 5/15/28	200,000	203,613
6.250%, 2/1/29	219,000	227,094
6.250%, 6/1/32§	402,000	409,083

		1,099,099

Pharmaceuticals (0.2%)
1261229 BC Ltd. 10.000%, 4/15/32§	200,000	206,500

Total Health Care		4,246,612

Industrials (19.2%)
Aerospace & Defense (0.6%)
Goat Holdco LLC 6.750%, 2/1/32§	383,000	391,771
Moog, Inc. 5.500%, 10/15/34§	115,000	115,205

		506,976

Building Products (2.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	222,000	225,332
Ameritex Holdco Intermediate LLC 7.625%, 8/15/33§	385,000	399,056
EMRLD Borrower LP 6.625%, 12/15/30§	593,000	606,242
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	266,000	264,141
Standard Building Solutions, Inc. 5.875%, 3/15/34§	422,000	410,420

		1,905,191

Commercial Services & Supplies (7.8%)
ACCO Brands Corp. 4.250%, 3/15/29 (x)§	326,000	290,751
ADT Security Corp. (The) 5.875%, 10/15/33§	552,000	543,140
Allied Universal Holdco LLC 6.000%, 6/1/29 (x)§	248,000	246,016
6.875%, 6/15/30§	293,000	301,439
7.875%, 2/15/31§	306,000	320,908
Aramark Services, Inc. 5.000%, 2/1/28§	977,000	973,336

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	$513,000	$465,548
Garda World Security Corp. 7.750%, 2/15/28§	170,000	172,729
6.000%, 6/1/29§	409,000	400,591
6.500%, 1/15/31§	178,000	181,574
8.250%, 8/1/32§	247,000	252,454
8.375%, 11/15/32§	503,000	518,754
GFL Environmental Holdings US, Inc. 5.500%, 2/1/34§	286,000	280,995
GFL Environmental, Inc. 4.750%, 6/15/29§	134,000	132,486
Madison IAQ LLC 5.875%, 6/30/29§	358,000	357,148
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	494,000	488,467
Veritiv Operating Co. 10.500%, 11/30/30§	529,000	556,455
Williams Scotsman, Inc. 7.375%, 10/1/31§	391,000	406,558

		6,889,349

Construction & Engineering (1.4%)
AECOM 6.000%, 8/1/33§	278,000	280,085
Arcosa, Inc. 6.875%, 8/15/32§	213,000	220,478
Brand Industrial Services, Inc. 10.375%, 8/1/30§	379,000	348,566
Dycom Industries, Inc. 4.500%, 4/15/29§	243,000	237,030
Weekley Homes LLC 4.875%, 9/15/28§	172,000	167,848

		1,254,007

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	164,000	168,290

Ground Transportation (2.8%)
Beacon Mobility Corp. 7.250%, 8/1/30§	377,000	392,555
GB AIT Buyer, Inc. 8.750%, 4/30/34§	207,000	207,517
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	211,000	215,703
NESCO Holdings II, Inc. 5.500%, 4/15/29§	525,000	521,882
Synergy Infrastructure Holdings LLC 7.875%, 12/1/30§	259,000	271,950
Watco Cos. LLC 7.125%, 8/1/32§	525,000	545,260
XPO, Inc. 7.125%, 6/1/31§	336,000	347,760

		2,502,627

Machinery (2.1%)
ATS Corp. 4.125%, 12/15/28§	305,000	297,533
Chart Industries, Inc. 7.500%, 1/1/30§	503,000	521,893
Columbus McKinnon Corp. 7.125%, 2/1/33 (x)§	179,000	179,913
Enpro, Inc. 6.125%, 6/1/33§	155,000	158,080
Esab Corp. 6.250%, 4/15/29§	106,000	107,458
5.625%, 4/1/31 (x)§	123,000	124,076
Lsf12 Helix Parent LLC 7.125%, 2/1/33§	256,000	250,240
Terex Corp. 6.250%, 10/15/32§	241,000	244,690

		1,883,883

Professional Services (0.5%)
VT Topco, Inc. 8.500%, 8/15/30 (x)§	398,000	406,358

Trading Companies & Distributors (1.6%)
Herc Holdings, Inc. 6.000%, 3/15/34 (x)§	170,000	168,375
United Rentals North America, Inc. 6.000%, 12/15/29§	252,000	255,994
WESCO Distribution, Inc. 7.250%, 6/15/28§	141,000	141,125
6.375%, 3/15/29§	174,000	177,698
6.625%, 3/15/32§	182,000	188,370
6.375%, 3/15/33§	299,000	308,287
5.500%, 4/15/34§	126,000	125,685

		1,365,534

Total Industrials		16,882,215

Information Technology (9.6%)
Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp. 6.500%, 6/1/32§	162,000	164,684

IT Services (1.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	231,000	228,639
ION Platform Finance US, Inc. 4.625%, 5/1/28§	200,000	183,800
5.750%, 5/15/28§	400,000	374,000
Unisys Corp. 10.625%, 1/15/31 (x)§	394,000	342,899

		1,129,338

Semiconductors & Semiconductor Equipment (0.6%)
Amkor Technology, Inc. 5.875%, 10/1/33§	297,000	298,337
Qnity Electronics, Inc. 6.250%, 8/15/33§	230,000	235,345

		533,682

Software (7.5%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	624,000	592,582
Capstone Borrower, Inc. 8.000%, 6/15/30§	548,000	527,795
Cloud Software Group, Inc. 6.500%, 3/31/29§	163,000	158,518
9.000%, 9/30/29§	626,000	613,793
8.250%, 6/30/32§	298,000	282,304
Ellucian Holdings, Inc. 6.500%, 12/1/29§	400,000	393,780

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Gen Digital, Inc. 7.125%, 9/30/30§	$251,000	$254,047
6.250%, 4/1/33§	281,000	273,975
McAfee Corp. 7.375%, 2/15/30 (x)§	584,000	472,351
NCR Voyix Corp. 5.000%, 10/1/28§	225,000	220,207
5.125%, 4/15/29§	221,000	214,576
OAK-Eagle Acquireco, Inc. 7.250%, 7/1/33§	172,000	176,730
8.750%, 7/1/34§	129,000	133,837
Rocket Software, Inc. 9.000%, 11/28/28§	272,000	270,042
6.500%, 2/15/29 (x)§	178,000	158,156
SS&C Technologies, Inc. 5.500%, 9/30/27§	386,000	385,521
6.500%, 6/1/32§	242,000	244,735
UKG, Inc. 6.875%, 2/1/31§	656,000	638,636
ZoomInfo Technologies LLC 3.875%, 2/1/29§	746,000	600,996

		6,612,581

Total Information Technology		8,440,285

Materials (12.3%)
Chemicals (5.8%)
Avient Corp. 7.125%, 8/1/30§	454,000	461,763
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	176,784
Celanese US Holdings LLC 6.750%, 4/15/33 (x)	352,000	362,310
HB Fuller Co. 4.250%, 10/15/28	226,000	220,782
Illuminate Buyer LLC 9.000%, 7/1/28§	156,000	155,583
INEOS Quattro Finance 2 plc 9.625%, 3/15/29 (x)§	400,000	385,000
Maxam Prill Sarl 7.750%, 7/15/30§	400,000	411,000
Minerals Technologies, Inc. 5.000%, 7/1/28§	508,000	503,845
NOVA Chemicals Corp. 8.500%, 11/15/28§	375,000	389,062
9.000%, 2/15/30§	100,000	105,453
Nufarm Australia Ltd. 5.000%, 1/27/30§	462,000	416,271
Olympus Water US Holding Corp. 7.250%, 6/15/31§	354,000	355,462
7.250%, 2/15/33§	200,000	195,044
Solstice Advanced Materials, Inc. 5.625%, 9/30/33§	168,000	166,811
WR Grace Holdings LLC 5.625%, 8/15/29§	734,000	699,671
7.000%, 8/1/33§	82,000	81,750

		5,086,591

Containers & Packaging (4.7%)
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	400,000	372,500
6.250%, 1/30/31§	216,000	217,694
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	695,000	628,975
6.750%, 4/15/32§	166,000	155,625
Graphic Packaging International LLC 6.375%, 7/15/32 (x)§	156,000	155,805
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/30§	370,000	373,663
9.250%, 4/15/30§	820,000	780,435
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	270,000	269,954
7.250%, 5/15/31 (x)§	250,000	238,125
Toucan FinCo Ltd. 9.500%, 5/15/30 (x)§	322,000	281,621
Trivium Packaging Finance BV 8.250%, 7/15/30 (x)§	200,000	208,950
12.250%, 1/15/31§	400,000	435,188

		4,118,535

Metals & Mining (1.2%)
Commercial Metals Co. 6.000%, 12/15/35§	187,000	186,684
Kaiser Aluminum Corp. 4.500%, 6/1/31§	370,000	354,397
Novelis Corp. 6.875%, 1/30/30§	218,000	223,219
6.375%, 8/15/33§	319,000	320,075

		1,084,375

Paper & Forest Products (0.6%)
Magnera Corp. 7.250%, 11/15/31 (x)§	552,000	516,683

Total Materials		10,806,184

Real Estate (1.8%)
Diversified REITs (0.2%)
VICI Properties LP (REIT) 4.250%, 12/1/26§	204,000	203,473

Hotel & Resort REITs (0.4%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	203,327
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§	198,000	201,003

		404,330

Real Estate Management & Development (0.7%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	332,000	332,282
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	250,000	260,623

		592,905

Specialized REITs (0.5%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	336,000	333,970
SBA Communications Corp. (REIT) 3.875%, 2/15/27	76,000	75,323

		409,293

Total Real Estate		1,610,001

Total Corporate Bonds		83,044,606

Total Long-Term Debt Securities (94.4%) (Cost $83,539,469)		83,044,606

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (12.1%)
Blackrock Liquidity Fedfund, Institutional Shares 3.54% (7 day yield) (xx)	$900,000	$900,000
Dreyfus Treasury Obligations Cash Management Fund 3.53% (7 day yield) (xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	5,744,100	5,744,100
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	3,114,961	3,115,272

Total Investment Companies		10,659,372

Total Short-Term Investments (12.1%) (Cost $10,659,366)		10,659,372

Total Investments in Securities (106.5%) (Cost $94,198,835)		93,703,978
Other Assets Less Liabilities (-6.5%)		(5,748,801)

Net Assets (100%)		$87,955,177

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2026, the market value of these securities amounted to $79,916,921 or 90.9% of net assets.

(x)	All or a portion of security is on loan at April 30, 2026.
(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $7,386,799. This was collateralized by cash of $7,544,100 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,572,780	$—	$8,572,780
Consumer Discretionary	—	14,577,885	—	14,577,885
Consumer Staples	—	4,542,219	—	4,542,219
Energy	—	7,420,078	—	7,420,078
Financials	—	5,946,347	—	5,946,347
Health Care	—	4,246,612	—	4,246,612
Industrials	—	16,882,215	—	16,882,215
Information Technology	—	8,440,285	—	8,440,285
Materials	—	10,806,184	—	10,806,184
Real Estate	—	1,610,001	—	1,610,001
Short-Term Investments
Investment Companies	10,659,372	—	—	10,659,372

Total Assets	$10,659,372	$83,044,606	$—	$93,703,978

Total	$10,659,372	$83,044,606	$—	$93,703,978

The Fund held no derivatives contracts during the six months ended April 30, 2026.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,939,878
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,421,720

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$983,931
Aggregate gross unrealized depreciation	(1,871,810)

Net unrealized depreciation	$(887,879)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$94,591,857

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $94,198,835)	$93,703,978
Cash	895,001
Dividends, interest and other receivables	1,464,772
Receivable for Fund shares sold	82,789
Due from Custodian	53,398
Prepaid registration and filing fees	21,602
Securities lending income receivable	3,696

Total assets	96,225,236

LIABILITIES
Payable for return of collateral on securities loaned	7,544,100
Payable for securities purchased	551,898
Payable for Fund shares repurchased	47,197
Dividends and distributions payable	31,095
Investment advisory fees payable	17,930
Transfer agent fees payable	11,795
Administrative fees payable	10,817
Distribution fees payable – Class A	614
Distribution fees payable – Class R	325
Trustees’ fees payable	23
Accrued expenses	54,265

Total liabilities	8,270,059

Commitments and contingent liabilities^
NET ASSETS	$87,955,177

Net assets were comprised of:
Paid in capital	$96,362,964
Total distributable earnings (loss)	(8,407,787)

Net assets	$87,955,177

Class A
Net asset value and redemption price per share, $2,988,770 / 353,407 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.46
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.86

Class I
Net asset value, offering and redemption price per share, $84,185,275 / 9,944,522 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.47

Class R
Net asset value, offering and redemption price per share, $781,132 / 92,407 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.45

(x)	Includes value of securities on loan of $7,386,799.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$2,945,075
Dividends	55,104
Securities lending (net)	19,474

Total income	3,019,653

EXPENSES
Investment advisory fees	257,997
Administrative fees	64,499
Transfer agent fees	53,769
Professional fees	45,526
Registration and filing fees	17,851
Printing and mailing expenses	15,854
Custodian fees	3,927
Distribution fees – Class A	3,624
Distribution fees – Class R	1,836
Trustees’ fees	1,421
Miscellaneous	7,668

Gross expenses	473,972
Less: Waiver from investment adviser	(146,031)

Net expenses	327,941

NET INVESTMENT INCOME (LOSS)	2,691,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	73,994
Net change in unrealized appreciation (depreciation) on investments in securities	(1,296,910)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,222,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,468,796

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,691,712	$5,025,020
Net realized gain (loss)	73,994	(370,423)
Net change in unrealized appreciation (depreciation)	(1,296,910)	889,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,468,796	5,544,001

Distributions to shareholders:
Class A	(88,202)	(130,978)
Class I	(2,601,874)	(4,872,795)
Class R	(21,575)	(32,891)

Total distributions to shareholders	(2,711,651)	(5,036,664)

Tax return of capital:
Class A	—	(450)
Class I	—	(16,742)
Class R	—	(113)

Total tax return of capital	—	(17,305)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 18,735 and 155,238 shares, respectively ]	158,978	1,333,336
Capital shares issued in reinvestment of dividends [ 9,646 and 13,918 shares, respectively ]	82,040	118,894
Capital shares repurchased [ (12,684) and (39,952) shares, respectively ]	(107,796)	(342,664)

Total Class A transactions	133,222	1,109,566

Class I
Capital shares sold [ 1,476,952 and 3,586,740 shares, respectively ]	12,629,551	30,714,135
Capital shares issued in reinvestment of dividends [ 284,979 and 531,705 shares, respectively ]	2,426,145	4,540,834
Capital shares repurchased [ (1,753,754) and (2,647,377) shares, respectively ]	(15,007,111)	(22,548,732)

Total Class I transactions	48,585	12,706,237

Class R
Capital shares sold [ 19,940 and 15,676 shares, respectively ]	171,403	134,249
Capital shares issued in reinvestment of dividends [ 1,913 and 2,608 shares, respectively ]	16,250	22,247
Capital shares repurchased [ (4,206) and (4,760) shares, respectively ]	(35,905)	(40,689)

Total Class R transactions	151,748	115,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	333,555	13,931,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	(909,300)	14,421,642
NET ASSETS:
Beginning of period	88,864,477	74,442,835

End of period	$87,955,177	$88,864,477

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.58		$8.51	$7.81	$7.95	$9.24	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.52	0.51	0.47	0.40	0.39
Net realized and unrealized gain (loss)	(0.08)		0.07	0.71	(0.13)	(1.27)	0.26

Total from investment operations	0.18		0.59	1.22	0.34	(0.87)	0.65

Less distributions:
Dividends from net investment income	(0.30)		(0.52)	(0.52)	(0.48)	(0.40)	(0.42)
Tax return of capital	—		— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.30)		(0.52)	(0.52)	(0.48)	(0.42)	(0.42)

Net asset value, end of period	$8.46		$8.58	$8.51	$7.81	$7.95	$9.24

Total return (b)	1.62%		7.14%	15.90%	4.30%	(9.60)%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,989		$2,897	$1,775	$1,819	$1,844	$2,145
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.34%		1.38%	1.43%	1.50%	1.43%	1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.02%		6.05%	6.15%	5.83%	4.61%	4.24%
Before waivers (a)(f)	5.68%		5.67%	5.72%	5.33%	4.18%	3.80%
Portfolio turnover rate^	24	%(z)	37%	35%	35%	43%	39%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.59		$8.52	$7.82	$7.95	$9.25	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.54	0.54	0.49	0.42	0.42
Net realized and unrealized gain (loss)	(0.08)		0.07	0.70	(0.12)	(1.28)	0.26

Total from investment operations	0.19		0.61	1.24	0.37	(0.86)	0.68

Less distributions:
Dividends from net investment income	(0.31)		(0.54)	(0.54)	(0.50)	(0.42)	(0.44)
Tax return of capital	—		— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.31)		(0.54)	(0.54)	(0.50)	(0.44)	(0.44)

Net asset value, end of period	$8.47		$8.59	$8.52	$7.82	$7.95	$9.25

Total return (b)	1.75%		7.40%	16.17%	4.69%	(9.47)%	7.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,185		$85,326	$72,146	$59,091	$53,821	$66,473
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	1.09%		1.13%	1.18%	1.26%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.27%		6.32%	6.39%	6.09%	4.84%	4.47%
Before waivers (a)(f)	5.93%		5.94%	5.96%	5.58%	4.42%	4.04%
Portfolio turnover rate^	24	%(z)	37%	35%	35%	43%	39%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.57		$8.51	$7.81	$7.95	$9.23	$9.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.50	0.49	0.45	0.37	0.37
Net realized and unrealized gain (loss)	(0.07)		0.06	0.71	(0.13)	(1.25)	0.25

Total from investment operations	0.17		0.56	1.20	0.32	(0.88)	0.62

Less distributions:
Dividends from net investment income	(0.29)		(0.50)	(0.50)	(0.46)	(0.38)	(0.39)
Tax return of capital	—		— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.29)		(0.50)	(0.50)	(0.46)	(0.40)	(0.39)

Net asset value, end of period	$8.45		$8.57	$8.51	$7.81	$7.95	$9.23

Total return (b)	1.50%		6.75%	15.61%	4.04%	(9.72)%	7.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$781		$641	$521	$367	$375	$708
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Before waivers (a)(f)	1.59%		1.63%	1.68%	1.76%	1.67%	1.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.78%		5.82%	5.89%	5.59%	4.29%	3.98%
Before waivers (a)(f)	5.44%		5.44%	5.46%	5.08%	3.87%	3.54%
Portfolio turnover rate^	24	%(z)	37%	35%	35%	43%	39%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.6%)
RFS Asset Securitization V LLC,
Series 2025-1 B 6.195%, 5/15/32§	$295,000	$295,883
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 5.108%, 10/25/34 (l)§	340,000	340,298

Total Asset-Backed Securities		636,181

Convertible Bonds (5.1%)
Communication Services (0.2%)
Entertainment (0.2%)
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	159,000	185,712

Total Communication Services		185,712

Consumer Discretionary (0.4%)
Automobile Components (0.2%)
LCI Industries 3.000%, 3/1/30	160,000	189,600

Automobiles (0.2%)
Rivian Automotive, Inc. 3.625%, 10/15/30	184,000	190,366

Total Consumer Discretionary		379,966

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Energy Fuels, Inc. 0.750%, 11/1/31§	147,000	195,657

Total Energy		195,657

Health Care (1.0%)
Biotechnology (0.6%)
Arrowhead Pharmaceuticals, Inc.
(Zero Coupon), 1/15/32	176,000	200,270
Cytokinetics, Inc. 1.750%, 10/1/31§	149,000	190,161
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	126,000	187,110

		577,541

Health Care Providers & Services (0.2%)
Guardant Health, Inc. 1.250%, 2/15/31	120,000	194,412

Pharmaceuticals (0.2%)
Ligand Pharmaceuticals, Inc. 0.750%, 10/1/30§	146,000	195,757

Total Health Care		967,710

Industrials (0.5%)
Electrical Equipment (0.3%)
Bloom Energy Corp.
(Zero Coupon), 11/15/30§	136,000	236,735
Stem, Inc. 0.500%, 12/1/28§	245,000	96,236

		332,971

Professional Services (0.2%)
Planet Labs PBC 0.500%, 10/15/30§	59,000	190,718

Total Industrials		523,689

Information Technology (2.2%)
Communications Equipment (0.4%)
Lumentum Holdings, Inc. 0.375%, 3/15/32§	66,000	323,130

Electronic Equipment, Instruments & Components (0.4%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28	72,000	205,013
Avnet, Inc. 1.750%, 9/1/30 (x)§	161,000	210,185

		415,198

IT Services (0.2%)
Cloudflare, Inc.
(Zero Coupon), 6/15/30§	171,000	196,393

Semiconductors & Semiconductor Equipment (0.6%)
MKS, Inc. 1.250%, 6/1/30	101,000	198,667
Nova Ltd.
(Zero Coupon), 9/15/30§	109,000	187,698
Semtech Corp.
(Zero Coupon), 10/15/30§	145,000	193,575

		579,940

Technology Hardware, Storage & Peripherals (0.6%)
Seagate HDD Cayman 3.500%, 6/1/28	34,000	276,913
Western Digital Corp. 3.000%, 11/15/28	25,000	287,295

		564,208

Total Information Technology		2,078,869

Real Estate (0.2%)
Health Care REITs (0.2%)
Welltower OP LLC (REIT) 2.750%, 5/15/28§	84,000	191,604

Total Real Estate		191,604

Utilities (0.4%)
Electric Utilities (0.4%)
Evergy, Inc. 4.500%, 12/15/27	140,000	190,820
FirstEnergy Corp. 3.625%, 1/15/29§	167,000	182,447

Total Utilities		373,267

Total Convertible Bonds		4,896,474

Corporate Bonds (39.7%)
Communication Services (2.7%)
Diversified Telecommunication Services (0.6%)
Connect Holding II LLC 10.500%, 4/3/31§	61,000	62,151
HUT 8 DC LLC 6.192%, 11/15/42§	130,000	131,129
Telecom Italia Capital SA 7.721%, 6/4/38	119,000	134,623
WULF Compute LLC 7.750%, 10/15/30§	195,000	205,033

		532,936

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.2%)
Discovery Global Holdings, Inc. 4.279%, 3/15/32	$204,000	$184,238

Media (1.2%)
Advantage Sales & Marketing, Inc. 9.000%, 11/15/30§	54,881	43,699
AMC Global Media, Inc. 10.500%, 7/15/32§	91,000	93,766
Directv Financing LLC 8.875%, 2/1/30§	110,000	111,773
10.000%, 2/15/31§	20,000	20,802
Discovery Communications LLC 6.350%, 6/1/40	91,000	71,776
DISH DBS Corp. 5.250%, 12/1/26§	19,000	18,821
5.750%, 12/1/28§	184,000	180,548
Dotdash Meredith, Inc. 7.625%, 6/15/32§	91,000	85,490
EchoStar Corp. 10.750%, 11/30/29	230,622	250,571
iHeartCommunications, Inc. 7.750%, 8/15/30 (x)§	96,103	92,259
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	133,000	133,000
Paramount Global 4.950%, 5/19/50	28,000	17,605
Versant Media Group, Inc. 7.250%, 1/30/31§	20,000	20,680

		1,140,790

Wireless Telecommunication Services (0.7%)
Millicom International Cellular SA 4.500%, 4/27/31 (m)	245,000	228,879
SES AMERICOM, Inc. 5.300%, 3/25/44§	97,000	75,763
T-Mobile USA, Inc. 5.150%, 4/15/34	155,000	155,601
Vmed O2 UK Financing I plc 4.250%, 1/31/31§	292,000	252,267

		712,510

Total Communication Services		2,570,474

Consumer Discretionary (3.8%)
Automobile Components (0.8%)
American Axle & Manufacturing, Inc. 7.750%, 10/15/33§	150,000	146,625
Clarios Global LP 6.750%, 9/15/32§	48,000	49,080
Cooper-Standard Automotive, Inc. 9.250%, 3/1/31§	162,000	155,568
Garrett Motion Holdings, Inc. 7.750%, 5/31/32§	106,000	110,553
Magna International, Inc. 5.875%, 6/1/35	70,000	72,551
Patrick Industries, Inc. 4.750%, 5/1/29 (x)§	198,000	194,501

		728,878

Broadline Retail (1.8%)
Amazon.com, Inc. 5.650%, 3/13/46	933,000	918,331
Getty Images, Inc. 11.250%, 2/21/30§	63,367	56,476
Kohl’s Corp. 5.550%, 7/17/45	98,000	58,964
Macy’s Retail Holdings LLC 4.500%, 12/15/34	146,000	127,494
Match Group Holdings II LLC 6.125%, 9/15/33§	90,000	88,969
Nordstrom, Inc. 5.000%, 1/15/44	87,000	60,845
Rakuten Group, Inc. 9.750%, 4/15/29§	200,000	218,904
Wayfair LLC 7.750%, 9/15/30§	164,000	170,519

		1,700,502

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. 5.875%, 6/15/31§	61,000	61,857
Hilton Domestic Operating Co., Inc. 5.875%, 4/1/29§	212,000	214,650
Hilton Grand Vacations Borrower LLC 4.875%, 7/1/31§	56,000	51,798
Hyatt Hotels Corp. 5.750%, 3/30/32	70,000	72,415
Royal Caribbean Cruises Ltd. 5.250%, 2/27/38	202,000	193,048
Sabre GLBL, Inc. 11.125%, 7/15/30§	105,000	90,300
VOC Escrow Ltd. 5.000%, 2/15/28§	52,000	51,789

		735,857

Household Durables (0.3%)
Somnigroup International, Inc. 4.000%, 4/15/29§	199,000	192,097
Toll Brothers Finance Corp. 5.600%, 6/15/35	130,000	132,995

		325,092

Specialty Retail (0.0%)†
Arko Corp. 5.125%, 11/15/29§	54,000	48,678

Textiles, Apparel & Luxury Goods (0.1%)
Under Armour, Inc. 7.250%, 7/15/30 (x)§	119,000	121,492

Total Consumer Discretionary		3,660,499

Consumer Staples (0.2%)
Food Products (0.2%)
B&G Foods, Inc. 8.000%, 9/15/28 (x)§	160,000	158,416
JBS NV 5.950%, 4/20/35	75,000	77,216

Total Consumer Staples		235,632

Energy (6.6%)
Energy Equipment & Services (1.3%)
Bristow Group, Inc. 6.750%, 2/1/33§	162,000	165,088
Enerflex, Inc. 6.875%, 1/15/31§	187,000	192,432

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Nabors Industries, Inc. 7.625%, 11/15/32§	$161,000	$167,641
Noble Finance II LLC 8.000%, 4/15/30§	253,000	263,120
Tidewater, Inc. 9.125%, 7/15/30§	173,000	186,191
Transocean International Ltd. 8.250%, 5/15/29§	135,000	140,091
8.500%, 5/15/31§	16,000	16,934
Weatherford International Ltd. 6.750%, 10/15/33§	141,000	145,659

		1,277,156

Oil, Gas & Consumable Fuels (5.3%)
Antero Midstream Partners LP 5.750%, 10/15/33§	168,000	167,945
Boardwalk Pipelines LP 5.375%, 2/15/36	164,000	161,786
California Resources Corp. 8.250%, 6/15/29§	43,000	44,919
7.000%, 1/15/34§	144,000	146,715
Chord Energy Corp. 6.000%, 10/1/30§	40,000	40,770
Crescent Energy Finance LLC 7.875%, 4/15/32§	267,000	276,572
CVR Energy, Inc. 7.875%, 2/15/34§	143,000	143,402
DT Midstream, Inc. 4.375%, 6/15/31§	58,000	56,037
Energy Transfer LP 5.700%, 4/1/35	120,000	122,624
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.750%, 2/15/56 (k)	430,000	434,837
Excelerate Energy LP 8.000%, 5/15/30§	222,000	234,647
Exxon Mobil Corp. 3.095%, 8/16/49	225,000	151,477
Florida Gas Transmission Co. LLC 5.750%, 7/15/35§	100,000	102,749
FS Luxembourg Sarl 8.125%, 2/11/36§	472,000	437,780
Genesis Energy LP 8.000%, 5/15/33	120,000	126,224
Hess Midstream Operations LP 4.250%, 2/15/30§	300,000	290,787
NGL Energy Operating LLC 8.125%, 2/15/29§	64,000	66,408
8.375%, 2/15/32§	23,000	24,121
PBF Holding Co. LLC 6.000%, 2/15/28	127,000	126,699
7.875%, 9/15/30§	171,000	175,066
Petrobras Global Finance BV 6.250%, 1/10/36	435,000	433,847
Saudi Arabian Oil Co. 5.750%, 7/17/54§	275,000	259,270
SM Energy Co. 9.625%, 6/15/33§	315,000	351,307
Talos Production, Inc. 9.375%, 2/1/31§	100,000	106,250
TGNR Intermediate Holdings LLC 5.500%, 10/15/29§	110,000	108,350
TransMontaigne Partners LLC 8.500%, 6/15/30§	69,000	71,098
Vermilion Energy, Inc. 7.250%, 2/15/33§	145,000	147,016
W&T Offshore, Inc. 10.750%, 2/1/29§	106,000	109,975
Western Midstream Operating LP 6.150%, 4/1/33	20,000	20,923
5.500%, 12/15/35	43,000	42,432
Williams Cos., Inc. (The) 5.150%, 3/15/36	145,000	142,636

		5,124,669

Total Energy		6,401,825

Financials (13.9%)
Banks (8.0%)
Banco Bilbao Vizcaya Argentaria SA 5.381%, 3/13/29	200,000	204,563
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32 (k)(y)	400,000	420,992
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.125%, 5/8/33 (k)(y)	200,000	200,000
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34 (k)(y)	200,000	216,660
5.127%, 11/6/35	200,000	195,260
5.437%, 4/15/36	200,000	198,396
Bank of America Corp.
(SOFR + 1.04%), 4.695%, 4/23/32 (k)	478,000	476,131
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	265,000	288,421
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35 (k)§	200,000	209,000
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.500%, 2/25/30 (k)(y)§	315,000	291,132
(SOFR + 1.29%), 4.916%, 1/15/34 (k)§	250,000	244,562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.200%, 4/17/36(k)(y)§	475,000	477,019
CaixaBank SA
(SOFR + 1.53%), 5.402%, 4/22/37 (k)§	260,000	256,615
Citigroup, Inc.
(SOFR + 1.49%), 5.174%, 9/11/36 (k)	130,000	128,784

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 6.750%, 3/24/31 (k)(y)	$365,000	$369,272
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	270,000	299,356
(SOFR + 1.43%), 5.133%, 11/6/36 (k)	240,000	235,076
ING Groep NV
(United States SOFR Compounded Index + 1.26%), 4.803%, 3/23/32 (k)	462,000	459,201
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54 (k)§	265,000	305,483
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	245,000	250,498
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33 (k)(y)	200,000	220,250
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.750%, 11/10/33 (k)(y)§	395,000	401,913
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36(k)§	305,000	299,817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55 (k)§	200,000	206,069
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.000%, 11/14/35 (k)(x)(y)§	461,000	468,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.400%, 8/12/36 (k)§	200,000	198,514
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34 (k)§	240,000	252,754

		7,773,782

Capital Markets (3.9%)
Antares Holdings LP 6.350%, 10/23/29§	250,000	249,028
Apollo Debt Solutions BDC 5.700%, 1/23/31§	122,000	119,786
Ares Capital Corp. 5.250%, 4/12/31	155,000	150,388
Banco Nacional de Mexico SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.697%, 8/7/36 (k)§	478,000	478,000
Blue Owl Capital Corp. II 8.450%, 11/15/26	70,000	70,846
Citadel Finance LLC 5.150%, 2/14/31§	392,000	382,392
Compass Group Diversified Holdings LLC 5.250%, 4/15/29 (x)§	90,000	85,153
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	215,135
Series USTR
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.130%, 4/30/30 (k)(m)(y)	200,000	211,000
Goldman Sachs Group, Inc. (The)
(SOFR + 1.19%), 5.065%, 1/21/37 (k)	136,000	132,882
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29 (k)(y)	300,000	312,750
Jane Street Group 6.750%, 5/1/33§	321,000	329,426
LPL Holdings, Inc. 5.150%, 6/15/30	225,000	226,371
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35 (k)	160,000	160,732
Stonex Escrow Issuer LLC 6.875%, 7/15/32§	162,000	167,694
UBS Group AG
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.000%, 2/5/35 (k)(y)§	200,000	203,000
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.32%), 7.000%, 1/8/36 (k)(y)§	225,000	228,094
VFH Parent LLC 7.500%, 6/15/31§	22,000	23,085

		3,745,762

Consumer Finance (1.2%)
Atlanticus Holdings Corp. 9.750%, 9/1/30§	77,000	76,230
Cobra AcquisitionCo LLC 6.375%, 11/1/29§	78,000	67,784
EZCORP, Inc. 7.375%, 4/1/32§	127,000	134,455
Global Aircraft Leasing Co. Ltd. 8.750%, 9/1/27§	174,000	176,791
PRA Group, Inc. 8.875%, 1/31/30§	196,000	202,351
Stellantis Financial Services US Corp. 4.950%, 9/15/28§	200,000	199,259
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	65,000	66,200
(SOFR + 1.68%), 5.450%, 3/6/31 (k)	65,000	65,104
(SOFR + 1.53%), 4.947%, 2/25/32 (k)	48,000	46,825
7.250%, 2/2/33	122,000	126,446

		1,161,445

Financial Services (0.4%)
Apollo Global Management, Inc. 5.150%, 8/12/35	87,000	84,651
Lseg US Fin Corp. 5.250%, 3/23/36§	212,000	210,896

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Planet Financial Group LLC 10.500%, 12/15/29§	$92,000	$89,585

		385,132

Insurance (0.3%)
APH Somerset Investor 2 LLC 7.875%, 11/1/29§	180,000	174,042
Nassau Cos. of New York (The) 7.875%, 7/15/30§	139,000	129,269

		303,311

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Blackstone Mortgage Trust, Inc. (REIT) 7.750%, 12/1/29§	91,000	96,520

Total Financials		13,465,952

Health Care (0.8%)
Biotechnology (0.3%)
Biogen, Inc. 5.050%, 1/15/31	95,000	96,557
Genmab A/S 6.250%, 12/15/32§	203,000	207,551

		304,108

Pharmaceuticals (0.5%)
Amneal Pharmaceuticals LLC 6.875%, 8/1/32§	31,000	32,173
HLF Financing Sarl LLC 4.875%, 6/1/29§	183,000	171,791
Jazz Securities DAC 4.375%, 1/15/29§	233,000	227,627

		431,591

Total Health Care		735,699

Industrials (3.7%)
Aerospace & Defense (0.8%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	215,000	220,857
ATI, Inc. 5.875%, 12/1/27	187,000	186,632
7.250%, 8/15/30	22,000	22,849
5.125%, 10/1/31	18,000	17,871
Boeing Co. (The) 6.388%, 5/1/31	25,000	26,715
Bombardier, Inc. 8.750%, 11/15/30§	14,000	14,857
7.450%, 5/1/34§	200,000	220,222
Carpenter Technology Corp. 5.625%, 3/1/34§	20,000	20,008
General Dynamics Corp. 4.950%, 8/15/35	55,000	55,112

		785,123

Air Freight & Logistics (0.1%)
Rand Parent LLC 8.500%, 2/15/30§	25,000	25,930
United Parcel Service, Inc. 5.250%, 5/14/35	60,000	61,463

		87,393

Commercial Services & Supplies (0.4%)
Deluxe Corp. 8.000%, 6/1/29§	237,000	239,650
Madison IAQ LLC 5.875%, 6/30/29§	100,000	99,762
Republic Services, Inc. 5.000%, 4/1/34	50,000	50,352
Rollins, Inc. 5.250%, 2/24/35	35,000	34,853

		424,617

Construction & Engineering (0.1%)
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/32§	91,000	92,365
Tutor Perini Corp. 11.875%, 4/30/29§	13,000	14,175

		106,540

Electrical Equipment (0.2%)
EnerSys 4.375%, 12/15/27§	183,000	180,718

Ground Transportation (0.5%)
Avis Budget Car Rental LLC 5.375%, 3/1/29§	91,000	88,255
8.375%, 6/15/32 (x)§	101,000	101,505
Carriage Purchaser, Inc. 7.875%, 10/15/29§	53,000	51,524
Dcli Bidco LLC 7.750%, 11/15/29§	98,000	100,313
Star Leasing Co. LLC 7.625%, 2/15/30§	88,000	85,036

		426,633

Machinery (0.6%)
Deere & Co. 5.700%, 1/19/55	85,000	86,292
Enpro, Inc. 6.125%, 6/1/33§	55,000	56,093
Manitowoc Co., Inc. (The) 9.250%, 10/1/31§	87,000	93,166
Mueller Water Products, Inc. 4.000%, 6/15/29§	186,000	179,934
Park-Ohio Industries, Inc. 8.500%, 8/1/30 (x)§	178,000	185,116

		600,601

Marine Transportation (0.2%)
Danaos Corp. 6.875%, 10/15/32§	208,000	213,678

Passenger Airlines (0.4%)
Allegiant Travel Co. 7.250%, 8/15/27§	138,000	138,333
Avianca Midco 2 plc 9.000%, 12/1/28§	79,228	77,148
Delta Air Lines, Inc. 5.250%, 7/10/30	55,000	55,399
JetBlue Airways Corp. 9.875%, 9/20/31 (x)§	137,000	127,239

		398,119

Trading Companies & Distributors (0.1%)
Alta Equipment Group, Inc. 9.000%, 6/1/29 (x)§	113,000	107,759

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.3%)
Sydney Airport Finance Co. Pty. Ltd. 5.248%, 3/26/36§	$269,000	$266,381

Total Industrials		3,597,562

Information Technology (2.6%)
Communications Equipment (0.6%)
Ciena Corp. 4.000%, 1/31/30§	159,000	152,187
Viasat, Inc. 6.500%, 7/15/28§	62,000	61,690
7.500%, 5/30/31§	155,000	155,194
Viavi Solutions, Inc. 3.750%, 10/1/29§	188,000	178,639

		547,710

Electronic Equipment, Instruments & Components (0.1%)
Jabil, Inc. 5.450%, 2/1/29	25,000	25,447
TTM Technologies, Inc. 4.000%, 3/1/29§	103,000	99,837

		125,284

IT Services (0.5%)
CoreWeave, Inc. 9.250%, 6/1/30 (x)§	188,000	190,115
9.000%, 2/1/31§	60,000	59,490
Newfold Digital Holdings Group, Inc. 11.750%, 4/30/29§	70,000	53,550
Twilio, Inc. 3.625%, 3/15/29 (x)	158,000	151,648

		454,803

Semiconductors & Semiconductor Equipment (0.0%)†
Intel Corp. 5.300%, 5/15/36	40,000	39,800

Software (0.9%)
Oracle Corp. 5.700%, 2/4/36	71,000	68,186
6.700%, 2/4/56	190,000	174,595
Roper Technologies, Inc. 4.250%, 9/15/28	65,000	64,458
Salesforce, Inc. 5.550%, 3/15/36	470,000	468,233
Synopsys, Inc. 5.150%, 4/1/35	50,000	49,996

		825,468

Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC 5.750%, 2/1/33	155,000	161,546
NetApp, Inc. 5.700%, 3/17/35	55,000	56,091
Seagate Data Storage Technology Pte. Ltd. 8.250%, 12/15/29§	37,000	38,608
5.875%, 7/15/30§	201,000	205,149
9.625%, 12/1/32§	24,000	26,640
5.750%, 12/1/34§	19,000	19,332

		507,366

Total Information Technology		2,500,431

Materials (3.1%)
Chemicals (1.0%)
Celanese US Holdings LLC 7.379%, 7/15/32 (e)	209,000	221,741
Chemours Co. (The) 8.000%, 1/15/33 (x)§	150,000	154,440
Huntsman International LLC 2.950%, 6/15/31 (x)	162,000	138,243
Mativ Holdings, Inc. 8.000%, 10/1/29§	50,000	48,272
Methanex Corp. 5.650%, 12/1/44	123,000	111,322
Rain Carbon, Inc. 12.250%, 9/1/29 (x)§	65,000	68,514
SK Invictus Intermediate II Sarl 5.000%, 10/30/29§	97,000	95,549
Westlake Corp. 5.550%, 11/15/35	107,000	106,654

		944,735

Containers & Packaging (0.4%)
Owens-Brockway Glass Container, Inc. 7.375%, 6/1/32 (x)§	177,000	167,265
TriMas Corp. 4.125%, 4/15/29§	179,000	171,734

		338,999

Metals & Mining (1.7%)
Alcoa Nederland Holding BV 7.125%, 3/15/31§	269,000	277,608
Champion Iron Canada, Inc. 7.875%, 7/15/32§	201,000	210,654
Compass Minerals International, Inc. 8.000%, 7/1/30§	99,000	103,325
Corp. Nacional del Cobre de Chile 5.529%, 1/30/37§	318,000	313,596
Fortescue Treasury Pty. Ltd. 4.500%, 9/15/27 (x)§	83,000	82,279
5.875%, 4/15/30§	136,000	138,830
Mineral Resources Ltd. 9.250%, 10/1/28§	166,000	172,225
Novelis Corp. 4.750%, 1/30/30§	144,000	137,790
Rio Tinto Finance USA plc 5.250%, 3/14/35	115,000	116,950
SunCoke Energy, Inc. 4.875%, 6/30/29§	91,000	83,720
TMS International Corp. 6.250%, 4/15/29§	43,000	42,242

		1,679,219

Total Materials		2,962,953

Real Estate (0.3%)
Health Care REITs (0.3%)
Diversified Healthcare Trust (REIT) 7.250%, 10/15/30§	55,000	56,100
4.375%, 3/1/31	127,000	114,551
MPT Operating Partnership LP (REIT) 3.500%, 3/15/31	151,000	108,343

Total Real Estate		278,994

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (2.0%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.
Series C
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56 (k)		$372,000	$368,546
DTE Electric Co. 5.250%, 5/15/35		85,000	86,083
Edison International 6.250%, 3/15/30		10,000	10,328
Leeward Renewable Energy Operations LLC 4.250%, 7/1/29§		151,000	144,256
Long Ridge Energy LLC 8.750%, 2/15/32§		101,000	107,944
Pacific Gas and Electric Co. 5.700%, 3/1/35		145,000	146,673
PPL Capital Funding, Inc. 5.250%, 9/1/34		40,000	40,343
Southwestern Public Service Co. 6.000%, 6/1/54		130,000	129,747
Vistra Operations Co. LLC 5.550%, 4/30/36§		156,000	154,643
VoltaGrid LLC 7.375%, 11/1/30§		121,000	125,386
XPLR Infrastructure Operating Partners LP 8.375%, 1/15/31 (x)§		199,000	212,582
7.750%, 4/15/34§		27,000	28,282

			1,554,813

Gas Utilities (0.1%)
AmeriGas Partners LP 9.375%, 6/1/28§		61,000	62,470

Independent Power and Renewable Electricity Producers (0.1%)
TransAlta Corp. 6.500%, 3/15/40		103,000	103,000

Multi-Utilities (0.2%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55 (k)		185,000	191,706

Total Utilities			1,911,989

Total Corporate Bonds			38,322,010

	Number of Shares		Value (Note 1)
Equity-Linked Notes (7.9%)
Nomura America Finance LLC, ELN, 24.300%, 5/19/26, (linked to S&P 500 Index)		533	3,814,961
UBS AG, ELN, 24.050%, 5/19/26, (linked to S&P 500 Index)§		533	3,814,606

Total Equity-Linked Notes			7,629,567

	Principal Amount		Value (Note 1)
Foreign Government Securities (2.1%)
Federative Republic of Brazil 5.500%, 11/6/30		$605,000	$616,495
6.625%, 3/15/35		380,000	393,205
Oriental Republic of Uruguay 9.750%, 7/20/33	UYU	7,685,000	213,113
Republic of Angola 9.244%, 1/15/31§		$545,000	581,379
Republic of Turkiye 36.000%, 8/12/26	TRY	8,695,000	190,893

Total Foreign Government Securities			1,995,085

U.S. Treasury Obligations (2.3%)
U.S. Treasury Bonds 4.750%, 8/15/55		1,676,000	1,613,686
U.S. Treasury Notes 4.250%, 8/15/35		637,000	631,610

Total U.S. Treasury Obligations			2,245,296

Total Long-Term Debt Securities (57.7%) (Cost $54,854,295)			55,724,613

	Number of Shares		Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Information Technology (0.1%)
Software (0.1%)
Oracle Corp., Series D 6.500%		1,844	89,747

Total Convertible Preferred Stocks (0.1%) (Cost $92,200)			89,747

COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.		1,987	51,921
Comcast Corp., Class A		6,297	170,271
Singapore Telecommunications Ltd.		13,800	49,914
Verizon Communications, Inc.		5,567	267,383

			539,489

Entertainment (0.2%)
Netflix, Inc. (s)*		851	79,662
Walt Disney Co. (The)		473	49,074
XD, Inc. (m)		2,774	22,300
YG Entertainment, Inc.		274	10,060

			161,096

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A (s)		1,329	511,399
Alphabet, Inc., Class C (s)		2,141	817,734
Hello Group, Inc. (ADR)		5,008	31,250
Meta Platforms, Inc., Class A (s)		518	316,969

			1,677,352

Media (0.0%)†
Elang Mahkota Teknologi Tbk. PT		463,728	22,347
Versant Media Group, Inc.		3	120

			22,467

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.2%)
KDDI Corp.	4,700	$77,402
SoftBank Corp.	61,800	87,618

		165,020

Total Communication Services		2,565,424

Consumer Discretionary (3.2%)
Automobile Components (0.3%)
Apollo Tyres Ltd.	4,741	20,530
Bridgestone Corp. (x)	1,800	37,710
Ceat Ltd.	859	31,424
Minth Group Ltd.	8,159	35,803
Sumitomo Electric Industries Ltd.	1,900	125,300

		250,767

Automobiles (0.4%)
Tesla, Inc. (s)*	656	250,349
Toyota Motor Corp.	8,000	153,095

		403,444

Broadline Retail (0.8%)
Amazon.com, Inc. (s)*	2,061	546,289
Hyundai Department Store Co. Ltd.	590	43,663
Pepco Group NV (m)	3,994	35,749
Wesfarmers Ltd.	2,439	128,908

		754,609

Distributors (0.0%)†
China Tobacco International HK Co. Ltd. (m)	8,159	31,370

Hotels, Restaurants & Leisure (0.6%)
Atour Lifestyle Holdings Ltd. (ADR)	645	24,665
Booking Holdings, Inc. (s)	150	25,254
Kangwon Land, Inc.	3,008	35,151
McDonald’s Corp.	898	263,644
Royal Caribbean Cruises Ltd.	138	36,399
Starbucks Corp.	1,706	179,693
Yum! Brands, Inc.	225	35,921

		600,727

Household Durables (0.2%)
Cury Construtora e Incorporadora SA	5,333	32,180
PulteGroup, Inc.	214	26,185
Sekisui House Ltd.	3,800	82,769
TCL Electronics Holdings Ltd.	13,056	25,239

		166,373

Specialty Retail (0.8%)
AutoZone, Inc.*	13	48,152
C&A MODAS SA, Class A	13,766	31,581
Cartrade Tech Ltd.*	791	13,669
Home Depot, Inc. (The) (s)	1,168	384,038
Industria de Diseno Textil SA (x)	1,353	81,070
Lowe’s Cos., Inc.	593	141,602
O’Reilly Automotive, Inc.*	459	45,625
TJX Cos., Inc. (The)	426	66,776

		812,513

Textiles, Apparel & Luxury Goods (0.1%)
LVMH Moet Hennessy Louis Vuitton SE	122	64,739
NIKE, Inc., Class B	208	9,227

		73,966

Total Consumer Discretionary		3,093,769

Consumer Staples (3.2%)
Beverages (0.8%)
Coca-Cola Co. (The)	4,851	382,065
Kirin Holdings Co. Ltd. (x)	5,900	93,131
PepsiCo, Inc.	1,835	290,829

		766,025

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp. (s)	116	117,686
Dollar General Corp.	204	23,640
Koninklijke Ahold Delhaize NV	2,538	119,270
Tesco plc	12,581	82,490
Walmart, Inc. (s)	1,094	144,331

		487,417

Food Products (0.5%)
Avanti Feeds Ltd.	1,659	24,424
Bunge Global SA	262	33,292
Charoen Pokphand Enterprise	8,159	35,758
General Mills, Inc.	182	6,426
Mondelez International, Inc., Class A	1,751	107,582
Nestle SA (Registered)	2,128	215,840
Tiger Brands Ltd.	1,701	29,720

		453,042

Household Products (0.6%)
Colgate-Palmolive Co.	1,384	118,138
Kimberly-Clark Corp.	275	27,068
Procter & Gamble Co. (The) (s)	2,736	402,438
Reckitt Benckiser Group plc	1,049	66,738

		614,382

Personal Care Products (0.1%)
APR Corp.	149	42,813
Shanghai Chicmax Cosmetic Co. Ltd., Class H (x)	1,630	9,798
Unilever plc	902	52,721

		105,332

Tobacco (0.7%)
Altria Group, Inc.	2,499	181,553
British American Tobacco plc	3,330	195,546
Philip Morris International, Inc.	1,988	328,159

		705,258

Total Consumer Staples		3,131,456

Energy (2.6%)
Energy Equipment & Services (0.2%)
SLB Ltd.	3,537	201,184

Oil, Gas & Consumable Fuels (2.4%)
Adaro Andalan Indonesia PT	54,142	36,306
Aker BP ASA	1,537	60,335
Chevron Corp.	2,282	441,133
ConocoPhillips	2,082	261,874
Diamondback Energy, Inc.	563	115,770
EOG Resources, Inc.	296	41,609

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Exxon Mobil Corp. (s)	5,024	$775,354
Great Eastern Shipping Co. Ltd. (The)	2,159	35,959
Kinder Morgan, Inc.	2,877	94,567
Occidental Petroleum Corp.	1,299	78,693
ONEOK, Inc.	1,039	96,066
Thai Oil PCL	13,000	19,043
TotalEnergies SE	2,407	224,126

		2,280,835

Total Energy		2,482,019

Financials (4.7%)
Banks (1.8%)
Alior Bank SA	1,258	43,187
Banco del Bajio SA (m)	13,203	41,547
Bank Hapoalim BM	4,280	114,924
Bank Leumi Le-Israel BM	4,406	111,674
Bank of America Corp. (s)	1,411	75,432
BNK Financial Group, Inc.	3,440	43,625
Citigroup, Inc.	564	72,181
DBS Group Holdings Ltd.	2,700	124,555
Fifth Third Bancorp	2,009	101,977
iM Financial Group Co. Ltd.	1,954	25,313
JB Financial Group Co. Ltd.	1,616	29,795
JPMorgan Chase & Co. (s)	572	179,168
Karnataka Bank Ltd. (The)	16,061	45,645
Oversea-Chinese Banking Corp. Ltd.	5,800	100,222
PNC Financial Services Group, Inc. (The)	670	149,410
Regional SAB de CV	1,113	9,344
South Indian Bank Ltd. (The)	37,875	15,916
Tamilnad Mercantile Bank Ltd.	6,461	50,762
Tisco Financial Group PCL	10,800	36,610
Truist Financial Corp.	713	36,719
United Overseas Bank Ltd.	2,800	79,941
US Bancorp	2,566	145,390
Wells Fargo & Co.	726	59,699

		1,693,036

Capital Markets (1.1%)
Bank of New York Mellon Corp. (The)	906	121,739
BlackRock, Inc.	200	213,120
Capital Securities Corp.	45,694	40,653
Charles Schwab Corp. (The)	455	41,696
CME Group, Inc.	535	153,984
Goldman Sachs Group, Inc. (The) (s)	101	93,301
Hong Kong Exchanges & Clearing Ltd.	1,800	95,612
Intercontinental Exchange, Inc.	217	34,306
KIWOOM Securities Co. Ltd.	108	29,191
Morgan Stanley	362	68,994
S&P Global, Inc.	19	8,193
Samsung Securities Co. Ltd.	659	48,303
State Street Corp.	660	100,874

		1,049,966

Consumer Finance (0.1%)
American Express Co.	160	51,688
Capital One Financial Corp.	89	17,026
Synchrony Financial	646	49,225

		117,939

Financial Services (0.5%)
Banca Mediolanum SpA	3,068	67,233
Berkshire Hathaway, Inc., Class B (s)*	395	187,072
CSSC Hong Kong Shipping Co. Ltd. (m)	68,546	21,702
Mastercard, Inc., Class A (s)	174	87,508
Visa, Inc., Class A (s)	370	122,041

		485,556

Insurance (1.2%)
Aflac, Inc.	363	41,262
Allianz SE (Registered)	480	219,451
Anadolu Anonim Turk Sigorta Sirketi	33,522	21,462
AXA SA	1,598	76,976
Chubb Ltd.	198	64,746
Loews Corp. (s)	656	73,872
Manulife Financial Corp.	2,600	102,231
Marsh & McLennan Cos., Inc.	63	10,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	122	73,114
NN Group NV	1,427	124,998
Phoenix Financial Ltd.	1,928	116,243
Power Corp. of Canada	1,500	83,682
Progressive Corp. (The)	35	7,045
Tokio Marine Holdings, Inc.	3,400	154,142
Turkiye Sigorta A/S	127,586	39,756

		1,209,546

Total Financials		4,556,043

Health Care (4.5%)
Biotechnology (0.8%)
3SBio, Inc. (m)	8,976	26,788
AbbVie, Inc. (s)	2,121	448,210
Amgen, Inc.	691	239,259
Gilead Sciences, Inc.	347	45,401
PharmaResearch Co. Ltd.	96	20,526
Vertex Pharmaceuticals, Inc.*	73	31,199

		811,383

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories	473	42,944
Boston Scientific Corp. (s)*	319	18,377
Intuitive Surgical, Inc.*	47	21,508
Medtronic plc	801	64,857
Zimmer Biomet Holdings, Inc.	372	30,664

		178,350

Health Care Providers & Services (0.3%)
Cigna Group (The)	245	71,192
CVS Health Corp.	614	51,140
Dr Lal PathLabs Ltd. (m)	2,219	32,054
Genertec Universal Medical Group Co. Ltd. (m)	44,472	32,946
Hanmi Science Co. Ltd.	378	9,694
McKesson Corp.	62	50,542
UnitedHealth Group, Inc. (s)	112	41,494

		289,062

Life Sciences Tools & Services (0.1%)
Danaher Corp.	48	8,589
SAI Life Sciences Ltd. (m)*	3,831	43,365
Thermo Fisher Scientific, Inc.	54	25,864

		77,818

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (3.1%)
AstraZeneca plc	1,572	$298,869
Bristol-Myers Squibb Co.	605	36,657
Eli Lilly & Co. (s)	172	160,751
JB Chemicals & Pharmaceuticals Ltd.	1,848	39,756
Johnson & Johnson (s)	3,165	727,475
Lotus Pharmaceutical Co. Ltd.	2,104	14,744
Merck & Co., Inc.	3,648	398,289
Natco Pharma Ltd.	2,719	31,501
Novartis AG (Registered)	2,324	345,395
Orion OYJ, Class B	891	71,975
Pfizer, Inc.	9,746	260,218
Roche Holding AG	743	304,202
Royalty Pharma plc, Class A	1,551	77,690
Sanofi SA	410	38,302
Shionogi & Co. Ltd.	2,400	48,957
Simcere Pharmaceutical Group Ltd. (m)	19,583	29,749
Strides Pharma Science Ltd.	3,819	41,899
Zoetis, Inc.	173	19,890

		2,946,319

Total Health Care		4,302,932

Industrials (5.0%)
Aerospace & Defense (0.8%)
AIRO Group Holdings, Inc. (x)*	13,874	105,997
BAE Systems plc	5,209	144,866
GE Aerospace (s)	367	106,404
General Dynamics Corp.	138	47,513
Howmet Aerospace, Inc.	122	29,651
Huntington Ingalls Industries, Inc.	73	26,593
Lockheed Martin Corp.	323	167,304
RTX Corp.	406	71,485
Singapore Technologies Engineering Ltd.	12,000	101,776

		801,589

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	283	51,452
Deutsche Post AG	1,482	87,534
FedEx Corp.	289	116,557
United Parcel Service, Inc., Class B	259	28,179

		283,722

Building Products (0.1%)
A.O. Smith Corp.	536	33,146
Johnson Controls International plc	217	31,689

		64,835

Commercial Services & Supplies (0.1%)
L&K Engineering Co. Ltd.	1,630	35,548
Waste Management, Inc.	202	46,975

		82,523

Construction & Engineering (0.6%)
Comfort Systems USA, Inc.	21	38,645
EMCOR Group, Inc.	39	34,775
Engineers India Ltd.	17,362	46,410
Kajima Corp.	800	31,491
Quanta Services, Inc.	90	65,499
Samsung E&A Co. Ltd.	1,219	44,119
Sinopec Engineering Group Co. Ltd., Class H	38,351	30,845
Sunway Construction Group Bhd.	25,200	43,528
Taisei Corp.	400	43,681
United Integrated Services Co. Ltd.	1,223	36,972
Vinci SA	653	98,811
Yankey Engineering Co. Ltd.	1,630	32,650

		547,426

Electrical Equipment (0.3%)
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,079	19,339
Eaton Corp. plc	96	41,569
GE Vernova, Inc.	129	139,766
Generac Holdings, Inc.*	134	34,737
Harbin Electric Co. Ltd., Class H	9,791	29,562

		264,973

Ground Transportation (0.4%)
Canadian National Railway Co.	900	101,088
Norfolk Southern Corp.	270	85,274
Uber Technologies, Inc.*	132	9,849
Union Pacific Corp.	801	215,853

		412,064

Industrial Conglomerates (0.6%)
3M Co.	222	32,527
Apar Industries Ltd.	296	38,738
Honeywell International, Inc.	909	194,826
Hyosung Corp.	382	59,996
Siemens AG (Registered)	765	227,216
Sime Darby Bhd.	16,500	9,030

		562,333

Machinery (1.3%)
Caterpillar, Inc.(s)	137	121,945
China Yuchai International Ltd.	474	19,534
Cummins, Inc.	241	161,714
Deere & Co.	91	53,678
Force Motors Ltd.	82	17,403
HD Hyundai Heavy Industries Co. Ltd.	100	46,649
Hyundai Elevator Co. Ltd.	572	38,179
Hyundai Rotem Co. Ltd.	169	30,627
IDEX Corp.	217	47,274
Illinois Tool Works, Inc.	415	107,074
Kaori Heat Treatment Co. Ltd.	983	39,288
Mega Union Technology, Inc.	1,630	47,670
Metso OYJ	3,418	59,595
Otis Worldwide Corp.	381	29,672
PACCAR, Inc.	794	94,327
Sandvik AB (x)	3,493	146,524
Spirax Group plc	427	42,072
Sunonwealth Electric Machine Industry Co. Ltd.	6,528	30,080
Volvo AB, Class B	2,605	90,850

		1,224,155

Professional Services (0.0%)†
Automatic Data Processing, Inc.	165	34,970

Trading Companies & Distributors (0.5%)
Fastenal Co.	1,759	79,032
ITOCHU Corp.	10,300	128,422

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Marubeni Corp.	2,800	$109,584
Mitsui & Co. Ltd.	3,700	140,404
United Rentals, Inc.	44	42,233
W.W. Grainger, Inc.	31	36,002

		535,677

Total Industrials		4,814,267

Information Technology (7.5%)
Communications Equipment (0.6%)
Arcadyan Technology Corp.	6,528	33,349
Arista Networks, Inc.*	386	66,666
Ciena Corp.*	89	46,955
Cisco Systems, Inc. (s)	5,107	467,290

		614,260

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A (s)	556	81,882
Chunghwa Precision Test Tech Co. Ltd.	206	22,850
Corning, Inc.	196	32,191
Genius Electronic Optical Co. Ltd.	814	13,222
Jabil, Inc.	112	37,799
Keysight Technologies, Inc.*	104	36,391
Murata Manufacturing Co. Ltd.	2,500	83,218
Simplo Technology Co. Ltd.	3,263	37,148
Taiwan Surface Mounting Technology Corp.	9,828	53,318
TE Connectivity plc	130	27,516
Tripod Technology Corp.	2,447	35,354
Wah Lee Industrial Corp.	9,828	41,188
WT Microelectronics Co. Ltd.	7,343	47,934

		550,011

IT Services (0.3%)
Accenture plc, Class A	435	77,739
International Business Machines Corp.	795	183,629

		261,368

Semiconductors & Semiconductor Equipment (4.1%)
ADATA Technology Co. Ltd.	1,587	22,726
Advanced Micro Devices, Inc. (s)*	475	168,383
AP Memory Technology Corp.	2,447	66,310
Applied Materials, Inc. (s)	329	129,787
Broadcom, Inc. (s)	1,058	441,641
DB HiTek Co. Ltd.	427	45,872
Grand Process Technology Corp.	550	52,138
Greatek Electronics, Inc.	4,080	11,033
KLA Corp.	62	108,522
Lam Research Corp. (s)	478	123,257
Marketech International Corp.	3,247	40,099
Micron Technology, Inc.	293	151,528
MPI Corp.	220	34,329
Nanya Technology Corp.*	2,803	20,006
NVIDIA Corp. (s)	5,274	1,052,532
QUALCOMM, Inc.	547	98,230
Sigurd Microelectronics Corp.	7,322	41,735
Sitronix Technology Corp.	4,894	36,191
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	610,997
Teradyne, Inc.	92	31,599
Texas Instruments, Inc.	1,219	342,636
Tokyo Electron Ltd.	700	207,650
Topco Scientific Co. Ltd.	4,079	53,616
Winbond Electronics Corp.	5,841	17,144
WinWay Technology Co. Ltd.	145	49,324
WONIK IPS Co. Ltd.	474	38,010

		3,995,295

Software (0.8%)
Asseco Poland SA	596	30,103
Microsoft Corp. (s)	1,600	652,448
Palantir Technologies, Inc., Class A (s)*	523	72,755
Synopsys, Inc.*	71	34,265

		789,571

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc. (s)	2,863	776,875
Chicony Electronics Co. Ltd.	6,528	25,647
Getac Holdings Corp.	8,976	27,728
Innodisk Corp.	570	23,066
Sandisk Corp.*	49	53,729
Seagate Technology Holdings plc	74	49,849
Western Digital Corp.	109	47,363

		1,004,257

Total Information Technology		7,214,762

Materials (1.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	459	137,723
Albemarle Corp.	161	31,669
Castrol India Ltd.	17,793	34,706
Eastman Chemical Co.	516	37,714
Han Kuk Carbon Co. Ltd.	690	23,245
Hansol Chemical Co. Ltd.	149	28,910
Kumho Petrochemical Co. Ltd.	441	43,983
Linde plc	133	66,652
Paradeep Phosphates Ltd. (m)	10,723	14,715
Solstice Advanced Materials, Inc.	50	4,097

		423,414

Construction Materials (0.2%)
Holcim AG	1,369	127,604
Titan SA	341	18,411

		146,015

Containers & Packaging (0.1%)
Avery Dennison Corp.	308	50,490

Metals & Mining (0.8%)
Aneka Tambang Tbk.	205,301	44,327
Aura Minerals, Inc.	406	34,417
Barrick Mining Corp.	3,500	137,516
Bradespar SA (Preference) (q)	7,186	33,464
China Gold International Resources Corp. Ltd.	1,712	36,403
DRDGOLD Ltd.	8,857	24,131
Endeavour Mining plc	1,557	93,763
Freeport-McMoRan, Inc.	455	26,290
Hyundai Steel Co.	1,074	31,078
National Aluminium Co. Ltd.	9,840	41,508
Newmont Corp.	2,248	249,730
Tung Ho Steel Enterprise Corp.	16,321	33,650
Welspun Corp. Ltd.	2,267	30,482

		816,759

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	2,677	$80,458

Total Materials		1,517,136

Real Estate (2.0%)
Diversified REITs (0.0%)†
Sirius Real Estate Ltd. (REIT)	21,755	29,728

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	761	38,644
CareTrust REIT, Inc. (REIT)	944	37,241
Healthpeak Properties, Inc. (REIT)	2,064	33,375
National Health Investors, Inc. (REIT)	357	27,457
Omega Healthcare Investors, Inc. (REIT)	786	36,918
Ventas, Inc. (REIT)	239	20,998
Welltower, Inc. (REIT)	330	71,722

		266,355

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,828	38,626
Invincible Investment Corp. (REIT)	28	11,020

		49,646

Industrial REITs (0.2%)
EastGroup Properties, Inc. (REIT)	186	37,423
First Industrial Realty Trust, Inc. (REIT)	566	35,098
Goodman Group (REIT)	254	5,495
Mitsui Fudosan Logistics Park, Inc. (REIT)	39	27,946
Nippon Prologis REIT, Inc. (REIT)	44	25,194
Prologis, Inc. (REIT)	430	61,068

		192,224

Office REITs (0.1%)
Brookfield India Real Estate Trust (REIT) (m)	10,776	37,041
Embassy Office Parks REIT (REIT)	8,242	36,922
Global One Real Estate Investment Corp. (REIT)	32	25,008

		98,971

Real Estate Management & Development (0.5%)
Amata Corp. PCL	45,000	28,581
Azrieli Group Ltd.	668	107,635
Capitaland India Trust	35,600	29,535
CK Asset Holdings Ltd.	6,600	41,449
Daito Trust Construction Co. Ltd.	1,500	33,727
Iguatemi SA	7,569	42,463
Leopalace21 Corp.	6,700	27,977
Multiplan Empreendimentos Imobiliarios SA	6,885	44,006
PSP Swiss Property AG (Registered)	158	31,577
St Joe Co. (The)	474	30,606
Sun Hung Kai Properties Ltd.	3,000	52,618
UOL Group Ltd.	5,300	44,482

		514,656

Residential REITs (0.1%)
Camden Property Trust (REIT)	322	33,817
Centerspace (REIT)	407	27,786
Ingenia Communities Group (REIT)	2,550	7,324
UMH Properties, Inc. (REIT)	1,471	22,874

		91,801

Retail REITs (0.4%)
Brixmor Property Group, Inc. (REIT)	1,223	36,800
CBL & Associates Properties, Inc. (REIT)	861	38,762
Federal Realty Investment Trust (REIT)	503	55,783
Frontier Real Estate Investment Corp. (REIT) (x)	43	23,551
InvenTrust Properties Corp. (REIT)	902	28,972
Klepierre SA (REIT)	63	2,552
NETSTREIT Corp. (REIT) (x)	1,472	30,279
NNN REIT, Inc. (REIT)	701	30,697
Phillips Edison & Co., Inc. (REIT)	734	29,481
Regency Centers Corp. (REIT)	684	53,249
Tanger, Inc. (REIT)	913	33,854
Vukile Property Fund Ltd. (REIT)	19,962	28,651

		392,631

Specialized REITs (0.4%)
Digital Realty Trust, Inc. (REIT)	224	45,011
EPR Properties (REIT)	565	31,533
Equinix, Inc. (REIT)	98	106,117
Iron Mountain, Inc. (REIT)	381	48,002
Keppel DC REIT (REIT)	17,500	32,396
Millrose Properties, Inc. (REIT)	895	27,450
Outfront Media, Inc. (REIT)	1,204	37,143
Safestore Holdings plc (REIT)	1,447	13,246

		340,898

Total Real Estate		1,976,910

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	953	69,979
American Electric Power Co., Inc.	784	107,494
Constellation Energy Corp.	92	28,796
Duke Energy Corp.	1,211	156,885
Fortis, Inc.	1,800	102,937
Iberdrola SA	10,414	244,090
NextEra Energy, Inc.	2,712	265,450
NRG Energy, Inc.	171	26,604
Southern Co. (The)	473	45,739
Tauron Polska Energia SA*	15,238	40,020
Xcel Energy, Inc.	1,007	83,531

		1,171,525

Gas Utilities (0.2%)
Atmos Energy Corp.	480	91,190
Enerya Enerji A/S	39,954	7,877
Hong Kong & China Gas Co. Ltd.	75,000	69,300
Perusahaan Gas Negara Persero Tbk. PT	313,175	35,166

		203,533

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,925	27,816
Vistra Corp.	163	25,728

		53,544

Multi-Utilities (0.4%)
National Grid plc	9,423	168,564
Sempra	895	85,132
WEC Energy Group, Inc.	772	91,050

		344,746

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
Cia de Saneamento de Minas Gerais Copasa MG	3,780	$41,359
Cia De Sanena Do Parana	5,158	42,801

		84,160

Total Utilities		1,857,508

Total Common Stocks (38.9%) (Cost $33,651,331)		37,512,226

EXCHANGE TRADED FUNDS (ETF):
Equity (2.1%)
Invesco Nasdaq 100 ETF (Cost $1,882,015)	7,545	2,074,121

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $—)	579	6

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	1,424,093	1,424,093
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.57% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		2,424,093

Total Short-Term Investments (2.5%) (Cost $2,424,093)		2,424,093

Total Investments in Securities (101.3%) (Cost $92,903,934)		97,824,806
Other Assets Less Liabilities (-1.3%)		(1,268,930)

Net Assets (100%)		$96,555,876

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2026, the market value of these securities amounted to $31,443,320 or 32.6% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2026, the market value or fair value, as applicable, of these securities amounted to $809,205 or 0.8% of net assets.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $3,640,908.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at April 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2026.

(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $2,465,057. This was collateralized by $99,323 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/12/26 – 11/15/55 and by cash of $2,424,093 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

ELN — Equity-Linked Note

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

Written Call Options Contracts as of April 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	10	USD (1,000)	USD 7,280.00	5/15/2026	(49,300)

Total Written Options Contracts (Premiums Received ($51,180))						(49,300)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$636,181	$—	$636,181
Common Stocks
Communication Services	2,295,783	269,641	—	2,565,424
Consumer Discretionary	2,147,580	946,189	—	3,093,769
Consumer Staples	2,163,207	968,249	—	3,131,456
Energy	2,106,250	375,769	—	2,482,019
Financials	2,605,038	1,951,005	—	4,556,043
Health Care	2,872,210	1,430,722	—	4,302,932
Industrials	2,684,808	2,129,459	—	4,814,267
Information Technology	5,393,457	1,821,305	—	7,214,762
Materials	809,762	707,374	—	1,517,136
Real Estate	1,273,255	703,655	—	1,976,910
Utilities	1,292,491	565,017	—	1,857,508
Convertible Bonds
Communication Services	—	185,712	—	185,712
Consumer Discretionary	—	379,966	—	379,966
Energy	—	195,657	—	195,657
Health Care	—	967,710	—	967,710
Industrials	—	523,689	—	523,689
Information Technology	—	2,078,869	—	2,078,869
Real Estate	—	191,604	—	191,604
Utilities	—	373,267	—	373,267
Convertible Preferred Stocks
Information Technology	89,747	—	—	89,747
Corporate Bonds
Communication Services	—	2,570,474	—	2,570,474
Consumer Discretionary	—	3,660,499	—	3,660,499
Consumer Staples	—	235,632	—	235,632
Energy	—	6,401,825	—	6,401,825
Financials	—	13,465,952	—	13,465,952
Health Care	—	735,699	—	735,699
Industrials	—	3,597,562	—	3,597,562
Information Technology	—	2,500,431	—	2,500,431
Materials	—	2,962,953	—	2,962,953
Real Estate	—	278,994	—	278,994
Utilities	—	1,911,989	—	1,911,989
Equity-Linked Notes	—	7,629,567	—	7,629,567
Exchange Traded Funds	2,074,121	—	—	2,074,121
Foreign Government Securities	—	1,995,085	—	1,995,085
Rights
Health Care	—	6	—	6
Short-Term Investments
Investment Companies	2,424,093	—	—	2,424,093
U.S. Treasury Obligations	—	2,245,296	—	2,245,296

Total Assets	$30,231,802	$67,593,004	$—	$97,824,806

Liabilities:
Options Written
Call Options Written	$(49,300)	$—	$—	$(49,300)

Total Liabilities	$(49,300)	$—	$—	$(49,300)

Total	$30,182,502	$67,593,004	$—	$97,775,506

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(49,300)

Total		$(49,300)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$—	$443	$443
Equity contracts	(152,856)	(16,476)	—	(169,332)

Total	$(152,856)	$(16,476)	$443	$(168,889)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Total
Equity contracts	$143,952	$33,717	$177,669

Total	$143,952	$33,717	$177,669

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^	The Fund held forward foreign currency contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$31,851,000
Options
Average value of option contracts purchased	$9,000
Average value of option contracts written	183,000

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$114,493,662
Long-term U.S. government debt securities	3,207,566

$117,701,228

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,580,540
Long-term U.S. government debt securities	8,146,643

$115,727,183

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,379,488
Aggregate gross unrealized depreciation	(1,223,309)

Net unrealized appreciation	$4,156,179

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,619,327

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $92,903,934)	$97,824,806
Cash	2,048,452
Foreign cash (Cost $168,035)	168,486
Dividends, interest and other receivables	835,305
Receivable for Fund shares sold	98,224
Prepaid registration and filing fees	26,055
Securities lending income receivable	1,368

Total assets	101,002,696

LIABILITIES
Payable for return of collateral on securities loaned	2,424,093
Payable for securities purchased	1,553,446
Dividends and distributions payable	231,363
Payable for Fund shares repurchased	53,020
Options written, at value (Premiums received $51,180)	49,300
Investment advisory fees payable	19,508
Administrative fees payable	11,728
Transfer agent fees payable	10,498
Accrued India taxes	10,028
Distribution fees payable – Class A	1,325
Trustees’ fees payable	144
Distribution fees payable – Class R	106
Accrued expenses	82,261

Total liabilities	4,446,820

Commitments and contingent liabilities^
NET ASSETS	$96,555,876

Net assets were comprised of:
Paid in capital	$93,475,316
Total distributable earnings (loss)	3,080,560

Net assets	$96,555,876

Class A
Net asset value and redemption price per share, $6,528,361 / 611,345 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.68
Maximum sales charge (4.50% of offering price)	0.50

Maximum offering price per share	$11.18

Class I
Net asset value, offering and redemption price per share, $89,765,116 / 8,396,279 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class R
Net asset value, offering and redemption price per share, $262,399 / 24,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.67

(x)	Includes value of securities on loan of $2,465,057.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$2,418,270
Dividends (net of $23,837 foreign withholding tax)	459,710
Securities lending (net)	10,362

Total income	2,888,342

EXPENSES
Investment advisory fees	301,716
Administrative fees	69,627
Transfer agent fees	59,328
Professional fees	47,639
Custodian fees	34,821
Registration and filing fees	19,770
Printing and mailing expenses	15,231
Distribution fees – Class A	7,928
Trustees’ fees	1,535
Distribution fees – Class R	636
Miscellaneous	21,400

Gross expenses	579,631
Less: Waiver from investment adviser	(199,742)

Net expenses	379,889

NET INVESTMENT INCOME (LOSS)	2,508,453

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $1,343 on realized gain on investments)	1,040,187
Forward foreign currency contracts	443
Foreign currency transactions	5,766
Options written	(16,476)

Net realized gain (loss)	1,029,920

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $10,028 on unrealized appreciation on investments)	1,436,524
Foreign currency translations	6,318
Options written	33,717

Net change in unrealized appreciation (depreciation)	1,476,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,506,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,014,932

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,508,453	$3,353,409
Net realized gain (loss)	1,029,920	3,876,958
Net change in unrealized appreciation (depreciation)	1,476,559	(283,333)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,014,932	6,947,034

Distributions to shareholders:
Class A	(370,068)	(502,645)
Class I	(5,179,786)	(6,847,339)
Class R	(14,607)	(20,373)

Total distributions to shareholders	(5,564,461)	(7,370,357)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 78,394 and 172,479 shares, respectively ]	836,441	1,819,448
Capital shares issued in reinvestment of dividends [ 34,422 and 46,247 shares, respectively ]	362,965	482,704
Capital shares repurchased [ (71,062) and (129,631) shares, respectively ]	(757,078)	(1,349,141)

Total Class A transactions	442,328	953,011

Class I
Capital shares sold [ 1,081,680 and 2,157,127 shares, respectively ]	11,570,950	22,706,254
Capital shares issued in reinvestment of dividends [ 232,340 and 242,398 shares, respectively ]	2,452,805	2,535,088
Capital shares repurchased [ (918,932) and (659,782) shares, respectively ]	(9,823,967)	(6,868,886)

Total Class I transactions	4,199,788	18,372,456

Class R
Capital shares sold [ 566 and 2,125 shares, respectively ]	6,062	22,101
Capital shares issued in reinvestment of dividends [ 768 and 991 shares, respectively ]	8,083	10,336
Capital shares repurchased [ (120) and (44) shares, respectively ]	(1,262)	(457)

Total Class R transactions	12,883	31,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,654,999	19,357,447

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,105,470	18,934,124
NET ASSETS:
Beginning of period	92,450,406	73,516,282

End of period	$96,555,876	$92,450,406

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025	2024	2023	2022		2021
Net asset value, beginning of period	$10.75		$10.86	$9.85	$9.94	$12.54		$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.41	0.43	0.46	0.16		0.07
Net realized and unrealized gain (loss)	0.33		0.47	1.13	0.10	(1.46)		1.91

Total from investment operations	0.60		0.88	1.56	0.56	(1.30)		1.98

Less distributions:
Dividends from net investment income	(0.34)		(0.42)	(0.41)	(0.45)	(0.24)		(0.12)
Distributions from net realized gains	(0.33)		(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(0.67)		(0.99)	(0.55)	(0.65)	(1.30)		(0.91)

Net asset value, end of period	$10.68		$10.75	$10.86	$9.85	$9.94		$12.54

Total return (b)	5.35%		8.62%	16.13%	5.53%	(11.35)%		18.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,528		$6,121	$5,219	$4,717	$4,469		$5,104
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.14	%(j)	1.16	%(k)
Before waivers (a)(f)	1.48%		1.60%	1.60%	1.58%	1.68%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.17%		3.93%	4.04%	4.55%	1.52	%(x)	0.59	%(x)
Before waivers (a)(f)	4.74%		3.37%	3.49%	4.01%	0.98	%(x)	0.28	%(x)
Portfolio turnover rate^	128	%(z)	191%	136%	202%	255%		106%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025	2024	2023	2022		2021
Net asset value, beginning of period	$10.76		$10.87	$9.86	$9.95	$12.57		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.29		0.44	0.45	0.49	0.18		0.10
Net realized and unrealized gain (loss)	0.32		0.46	1.14	0.09	(1.45)		1.92

Total from investment operations	0.61		0.90	1.59	0.58	(1.27)		2.02

Less distributions:
Dividends from net investment income	(0.35)		(0.44)	(0.44)	(0.47)	(0.29)		(0.15)
Distributions from net realized gains	(0.33)		(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(0.68)		(1.01)	(0.58)	(0.67)	(1.35)		(0.94)

Net asset value, end of period	$10.69		$10.76	$10.87	$9.86	$9.95		$12.57

Total return (b)	5.48%		8.88%	16.40%	5.77%	(11.10)%		18.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,765		$86,078	$68,077	$47,512	$46,354		$70,007
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.89	%(j)	0.91	%(k)
Before waivers (a)(f)	1.23%		1.36%	1.36%	1.33%	1.40%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.42%		4.19%	4.28%	4.80%	1.66	%(x)	0.85	%(x)
Before waivers (a)(f)	4.99%		3.63%	3.71%	4.27%	1.15	%(x)	0.53	%(x)
Portfolio turnover rate^	128	%(z)	191%	136%	202%	255%		106%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025	2024	2023	2022		2021
Net asset value, beginning of period	$10.74		$10.85	$9.84	$9.94	$12.51		$11.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.39	0.40	0.44	0.13		0.04
Net realized and unrealized gain (loss)	0.32		0.46	1.14	0.08	(1.45)		1.92

Total from investment operations	0.58		0.85	1.54	0.52	(1.32)		1.96

Less distributions:
Dividends from net investment income	(0.32)		(0.39)	(0.39)	(0.42)	(0.19)		(0.10)
Distributions from net realized gains	(0.33)		(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(0.65)		(0.96)	(0.53)	(0.62)	(1.25)		(0.89)

Net asset value, end of period	$10.67		$10.74	$10.85	$9.84	$9.94		$12.51

Total return (b)	5.23%		8.35%	15.86%	5.18%	(11.52)%		17.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262		$251	$220	$168	$168		$199
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%		1.30%	1.30%	1.30%	1.39	%(j)	1.41	%(k)
Before waivers (a)(f)	1.73%		1.85%	1.86%	1.83%	1.93%		1.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.92%		3.69%	3.78%	4.30%	1.26	%(x)	0.35	%(x)
Before waivers (a)(f)	4.49%		3.13%	3.22%	3.77%	0.72	%(x)	0.03	%(x)
Portfolio turnover rate^	128	%(z)	191%	136%	202%	255%		106%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (27.8%)
iMGP DBi Managed Futures Strategy ETF (x)	169,500	$5,179,920
NYLI Merger Arbitrage ETF*	116,130	4,230,024

Total Alternatives		9,409,944

Commodity (17.2%)
Invesco DB Agriculture Fund	50,160	1,405,985
Invesco DB Energy Fund	52,110	1,728,489
Invesco DB Precious Metals Fund	24,930	2,707,148

Total Commodity		5,841,622

Equity (26.8%)
iShares Core U.S. REIT ETF (x)	32,760	2,115,968
JPMorgan Equity Premium Income ETF (x)	54,750	3,153,052
JPMorgan Nasdaq Equity Premium Income ETF (x)	29,150	1,727,721
Vanguard Global ex-U.S. Real Estate ETF	44,270	2,090,872

Total Equity		9,087,613

Fixed Income (27.0%)
iShares Convertible Bond ETF	46,700	5,263,557
Vanguard Short-Term Inflation-Protected Securities ETF	76,990	3,877,216

Total Fixed Income		9,140,773

Total Exchange Traded Funds (98.8%) (Cost $28,977,969)		$33,479,952

SHORT-TERM INVESTMENTS:
Investment Companies (11.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	3,955,041	3,955,041

Total Short-Term Investments (11.7%) (Cost $3,955,041)		3,955,041

Total Investments in Securities (110.5%) (Cost $32,933,010)		37,434,993
Other Assets Less Liabilities (-10.5%)		(3,561,934)

Net Assets (100%)		$33,873,059

*	Non-income producing.
(x)	All or a portion of security is on loan at April 30, 2026.
(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $6,574,624. This was collateralized by $2,747,300 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 6/4/26 - 2/15/56 and by cash of $3,955,041 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$33,479,952	$—	$—	$33,479,952
Short-Term Investments
Investment Companies	3,955,041	—	—	3,955,041

Total Assets	$37,434,993	$—	$—	$37,434,993

Total Liabilities	$—	$—	$—	$—

Total	$37,434,993	$—	$—	$37,434,993

The Fund held no derivatives contracts during the six months ended April 30, 2026.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,210,410
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,226,882

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,867,613
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$3,867,613

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,567,380

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $32,933,010)	$37,434,993
Cash	385,171
Receivable for Fund shares sold	125,939
Prepaid registration and filing fees	14,255
Securities lending income receivable	3,540
Dividends, interest and other receivables	883

Total assets	37,964,781

LIABILITIES
Payable for return of collateral on securities loaned	3,955,041
Payable for securities purchased	80,188
Payable for Fund shares repurchased	16,549
Investment advisory fees payable	5,505
Administrative fees payable	4,012
Transfer agent fees payable	3,141
Distribution fees payable – Class A	82
Distribution fees payable – Class R	77
Trustees’ fees payable	10
Accrued expenses	27,117

Total liabilities	4,091,722

Commitments and contingent liabilities^
NET ASSETS	$33,873,059

Net assets were comprised of:
Paid in capital	$29,998,164
Total distributable earnings (loss)	3,874,895

Net assets	$33,873,059

Class A
Net asset value and redemption price per share, $402,258 / 35,169 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.44
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price per share	$12.11

Class I
Net asset value, offering and redemption price per share, $33,279,782 / 2,906,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.45

Class R
Net asset value, offering and redemption price per share, $191,019 / 16,783 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38

(x)	Includes value of securities on loan of $6,574,624.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$518,082
Interest	4,705
Securities lending (net)	14,081

Total income	536,868

EXPENSES
Investment advisory fees	71,186
Professional fees	24,464
Administrative fees	21,357
Transfer agent fees	19,100
Registration and filing fees	16,603
Printing and mailing expenses	11,188
Custodian fees	2,360
Trustees’ fees	455
Distribution fees – Class A	455
Distribution fees – Class R	452
Miscellaneous	3,341

Gross expenses	170,961
Less: Waiver from investment adviser	(48,985)

Net expenses	121,976

NET INVESTMENT INCOME (LOSS)	414,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	730,185
Net change in unrealized appreciation (depreciation) on investments in securities	1,816,695

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,546,880

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,961,772

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$414,892	$457,806
Net realized gain (loss)	730,185	313,685
Net change in unrealized appreciation (depreciation)	1,816,695	1,711,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,961,772	2,483,253

Distributions to shareholders:
Class A	(6,624)	(4,079)
Class I	(553,298)	(253,077)
Class R	(2,958)	(1,705)

Total distributions to shareholders	(562,880)	(258,861)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,032 and 3,849 shares, respectively ]	43,917	39,824
Capital shares issued in reinvestment of dividends [ 428 and 297 shares, respectively ]	4,453	2,833
Capital shares repurchased [ (2,719) and (3,703) shares, respectively ]	(28,597)	(36,010)

Total Class A transactions	19,773	6,647

Class I
Capital shares sold [ 734,298 and 952,376 shares, respectively ]	8,046,901	9,369,577
Capital shares issued in reinvestment of dividends [ 31,723 and 11,370 shares, respectively ]	330,236	108,361
Capital shares repurchased [ (205,958) and (283,988) shares, respectively ]	(2,248,683)	(2,771,582)

Total Class I transactions	6,128,454	6,706,356

Class R
Capital shares sold [ 404 and 1,452 shares, respectively ]	4,378	14,123
Capital shares issued in reinvestment of dividends [ 114 and 73 shares, respectively ]	1,185	689
Capital shares repurchased [ (927) and (1,050) shares, respectively ]	(9,950)	(10,262)

Total Class R transactions	(4,387)	4,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,143,840	6,717,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,542,732	8,941,945
NET ASSETS:
Beginning of period	25,330,327	16,388,382

End of period	$33,873,059	$25,330,327

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.55		$9.53	$8.65	$8.74	$11.27	$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.21	0.22	0.09	0.15	0.26
Net realized and unrealized gain (loss)	0.95		0.93	0.93	0.04	(1.65)	1.15

Total from investment operations	1.09		1.14	1.15	0.13	(1.50)	1.41

Less distributions:
Dividends from net investment income	(0.20)		(0.12)	(0.27)	(0.22)	(0.16)	(0.06)
Distributions from net realized gains	—		—	—	—	(0.87)	—

Total dividends and distributions	(0.20)		(0.12)	(0.27)	(0.22)	(1.03)	(0.06)

Net asset value, end of period	$11.44		$10.55	$9.53	$8.65	$8.74	$11.27

Total return (b)	10.54%		12.15%	13.62%	1.48%	(14.28)%	14.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$402		$353	$314	$335	$440	$670
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.13	%(j)
Before waivers and reimbursements (a)(f)	1.44%		1.72%	1.88%	2.01%	1.86%	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.63%		2.20%	2.42%	1.07%	1.55%	2.34	%(x)
Before waivers and reimbursements (a)(f)	2.28%		1.58%	1.64%	0.16%	0.79%	1.69	%(x)
Portfolio turnover rate^	11	%(z)	22%	34%	66%	26%	66%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.57		$9.55	$8.66	$8.76	$11.29	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.23	0.24	0.11	0.17	0.27
Net realized and unrealized gain (loss)	0.95		0.94	0.94	0.03	(1.64)	1.16

Total from investment operations	1.11		1.17	1.18	0.14	(1.47)	1.43

Less distributions:
Dividends from net investment income	(0.23)		(0.15)	(0.29)	(0.24)	(0.19)	(0.08)
Distributions from net realized gains	—		—	—	—	(0.87)	—

Total dividends and distributions	(0.23)		(0.15)	(0.29)	(0.24)	(1.06)	(0.08)

Net asset value, end of period	$11.45		$10.57	$9.55	$8.66	$8.76	$11.29

Total return (b)	10.69%		12.40%	14.00%	1.63%	(14.04)%	14.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,280		$24,798	$15,916	$13,361	$12,070	$16,054
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.88	%(j)
Before waivers and reimbursements (a)(f)	1.19%		1.47%	1.64%	1.78%	1.61%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.92%		2.31%	2.59%	1.22%	1.75%	2.45	%(x)
Before waivers and reimbursements (a)(f)	2.58%		1.69%	1.80%	0.29%	0.99%	1.80	%(x)
Portfolio turnover rate^	11	%(z)	22%	34%	66%	26%	66%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.48		$9.48	$8.60	$8.70	$11.21	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.19	0.19	0.07	0.12	0.21
Net realized and unrealized gain (loss)	0.95		0.91	0.94	0.03	(1.62)	1.16

Total from investment operations	1.08		1.10	1.13	0.10	(1.50)	1.37

Less distributions:
Dividends from net investment income	(0.18)		(0.10)	(0.25)	(0.20)	(0.14)	(0.03)
Distributions from net realized gains	—		—	—	—	(0.87)	—

Total dividends and distributions	(0.18)		(0.10)	(0.25)	(0.20)	(1.01)	(0.03)

Net asset value, end of period	$11.38		$10.48	$9.48	$8.60	$8.70	$11.21

Total return (b)	10.44%		11.73%	13.42%	1.10%	(14.39)%	13.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191		$180	$158	$116	$131	$187
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.35%	1.35%	1.38	%(j)
Before waivers and reimbursements (a)(f)	1.70%		1.96%	2.14%	2.27%	2.11%	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.51%		1.91%	2.05%	0.77%	1.25%	1.96	%(x)
Before waivers and reimbursements (a)(f)	2.16%		1.29%	1.26%	(0.15)%	0.48%	1.31	%(x)
Portfolio turnover rate^	11	%(z)	22%	34%	66%	26%	66%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class Class A, 1.35% for Class Class I and 1.85% for Class Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	14,981	$391,454
Deutsche Telekom AG (Registered)	16,051	519,568
Koninklijke KPN NV	164,274	879,937
Telstra Group Ltd.	241,443	926,267
Verizon Communications, Inc.	29,361	1,410,209

		4,127,435

Interactive Media & Services (5.4%)
Alphabet, Inc., Class A	30,447	11,716,006
Meta Platforms, Inc., Class A	5,040	3,084,026

		14,800,032

Media (0.1%)
Fox Corp., Class A	5,301	336,561

Wireless Telecommunication Services (0.1%)
KDDI Corp.	18,300	301,373

Total Communication Services		19,565,401

Consumer Discretionary (8.6%)
Automobile Components (0.1%)
Bridgestone Corp.(x)	18,000	377,105

Automobiles (0.8%)
Tesla, Inc.*	5,401	2,061,184

Broadline Retail (2.8%)
Amazon.com, Inc.*	21,886	5,801,103
Dollarama, Inc.	5,463	698,183
eBay, Inc.	3,013	311,785
Wesfarmers Ltd.	15,570	822,923

		7,633,994

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	2,385	334,759
Booking Holdings, Inc.	5,350	900,726
Compass Group plc	11,065	312,974
Darden Restaurants, Inc.	2,805	562,571
Hilton Worldwide Holdings, Inc.	1,048	339,625
Lottery Corp. Ltd. (The)	111,916	446,833
Marriott International, Inc., Class A	1,369	495,154
McDonald’s Corp.	2,871	842,897
Oriental Land Co. Ltd.(x)	20,400	285,186
Restaurant Brands International, Inc.	4,843	390,733
Yum! Brands, Inc.	5,011	800,006

		5,711,464

Household Durables (0.4%)
Garmin Ltd.	1,533	384,998
NVR, Inc.*	39	246,319
Sony Group Corp.	27,500	549,833

		1,181,150

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	9,600	222,917

Specialty Retail (2.3%)
Fast Retailing Co. Ltd.	800	375,259
Home Depot, Inc. (The)	3,711	1,220,177
Industria de Diseno Textil SA(x)	5,279	316,311
O’Reilly Automotive, Inc.*	11,177	1,110,994
Ross Stores, Inc.	1,704	388,154
TJX Cos., Inc. (The)	17,513	2,745,163
Tractor Supply Co.	7,000	245,700

		6,401,758

Total Consumer Discretionary		23,589,572

Consumer Staples (9.9%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV	7,233	546,742
Coca-Cola Co. (The)	37,911	2,985,870
Keurig Dr Pepper, Inc.	11,401	335,190
Kirin Holdings Co. Ltd. (x)	22,000	347,268
Monster Beverage Corp.*	4,641	357,682
PepsiCo, Inc.	14,547	2,305,554

		6,878,306

Consumer Staples Distribution & Retail (3.7%)
Alimentation Couche-Tard, Inc.	15,965	944,490
Casey’s General Stores, Inc.	465	382,300
Coles Group Ltd.	43,938	700,546
Costco Wholesale Corp.	3,501	3,551,869
Empire Co. Ltd., Class A	9,205	315,112
George Weston Ltd.	6,300	454,661
Koninklijke Ahold Delhaize NV	10,620	499,073
Loblaw Cos. Ltd.	17,046	785,821
Sysco Corp.	3,847	287,409
Tesco plc	99,917	655,130
Walmart, Inc.	8,049	1,061,905
Woolworths Group Ltd.	18,481	457,735

		10,096,051

Food Products (0.5%)
Danone SA	5,704	447,295
Hershey Co. (The)	1,551	288,083
Nestle SA (Registered)	6,870	696,815

		1,432,193

Household Products (2.6%)
Church & Dwight Co., Inc.	4,952	480,641
Colgate-Palmolive Co.	18,509	1,579,928
Essity AB, Class B	9,638	255,522
Henkel AG & Co. KGaA (Preference)(q)	7,013	510,742
Kimberly-Clark Corp.	7,964	783,897
Procter & Gamble Co. (The)	23,892	3,514,274

		7,125,004

Personal Care Products (0.6%)
Kao Corp.	14,300	532,488
L’Oreal SA	1,418	608,267
Unilever plc	3,624	212,490
Unilever plc (Cboe Europe)	4,701	274,772

		1,628,017

Total Consumer Staples		27,159,571

Energy (2.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	11,081	772,013
Halliburton Co.	8,391	354,940

		1,126,953

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.2%)
Canadian Natural Resources Ltd.	6,241	$297,910
Cheniere Energy, Inc.	3,602	990,370
Enbridge, Inc.	23,766	1,318,166
Eni SpA	18,566	524,685
Kinder Morgan, Inc.	11,611	381,654
Pembina Pipeline Corp.	6,806	316,813
Suncor Energy, Inc.	7,883	540,177
TC Energy Corp.	9,944	666,764
Valero Energy Corp.	1,296	327,344
Williams Cos., Inc. (The)	7,561	576,980

		5,940,863

Total Energy		7,067,816

Financials (21.4%)
Banks (5.5%)
Bank of Montreal	2,662	405,351
Bank of Nova Scotia (The)	19,316	1,502,790
CaixaBank SA	30,066	383,483
Canadian Imperial Bank of Commerce	14,014	1,563,737
DBS Group Holdings Ltd.	12,100	558,191
DNB Bank ASA	18,395	556,885
Intesa Sanpaolo SpA	102,500	696,502
JPMorgan Chase & Co.	4,341	1,359,731
KBC Group NV	2,663	355,382
National Bank of Canada	4,142	625,226
Nordea Bank Abp (Aquis Stock Exchange)	23,265	436,871
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	261,695
Oversea-Chinese Banking Corp. Ltd.	22,500	388,793
PNC Financial Services Group, Inc. (The)	3,578	797,894
Royal Bank of Canada	11,095	1,995,524
Sumitomo Mitsui Financial Group, Inc.	9,000	316,929
Svenska Handelsbanken AB, Class A	24,883	352,673
Swedbank AB, Class A	10,721	376,804
Toronto-Dominion Bank (The)	17,347	1,868,728
UniCredit SpA	4,577	353,712

		15,156,901

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,500	712,185
Bank of New York Mellon Corp. (The)	7,700	1,034,649
Cboe Global Markets, Inc.	3,189	956,987
Charles Schwab Corp. (The)	11,445	1,048,820
CME Group, Inc.	6,481	1,865,361
Deutsche Boerse AG	2,226	683,667
Intercontinental Exchange, Inc.	6,366	1,006,401
Moody’s Corp.	1,075	496,489
MSCI, Inc.	459	271,457
Nasdaq, Inc.	3,781	347,512
Raymond James Financial, Inc.	1,798	284,659
S&P Global, Inc.	722	311,348
Singapore Exchange Ltd.	24,100	413,494
State Street Corp.	2,422	370,179
TMX Group Ltd.	9,500	387,455

		10,190,663

Consumer Finance (0.3%)
American Express Co.	2,591	837,023

Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	3,523	1,668,493
Jack Henry & Associates, Inc.	2,161	332,254
Mastercard, Inc., Class A	5,383	2,707,218
Visa, Inc., Class A	9,578	3,159,207

		7,867,172

Insurance (9.0%)
Aflac, Inc.	5,945	675,768
AIA Group Ltd.	31,200	343,632
Allianz SE (Registered)	4,423	2,022,151
Allstate Corp. (The)	2,843	617,670
American International Group, Inc.	4,550	340,340
Aon plc, Class A	2,200	685,630
Arch Capital Group Ltd.*	3,792	358,192
Chubb Ltd.	6,003	1,962,981
Fairfax Financial Holdings Ltd.	301	520,891
Great-West Lifeco, Inc.	14,658	783,213
Hannover Rueck SE	2,056	621,422
Hartford Insurance Group, Inc. (The)	5,782	791,035
Helvetia Baloise Holding AG*	1,420	390,378
Insurance Australia Group Ltd.	58,770	315,796
Intact Financial Corp.	4,371	842,247
Loews Corp.	5,300	596,833
Manulife Financial Corp.	9,965	391,821
Marsh & McLennan Cos., Inc.	8,371	1,403,900
MetLife, Inc.	4,471	358,127
MS&AD Insurance Group Holdings, Inc.	13,400	347,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,999	1,197,998
Power Corp. of Canada	9,420	525,526
Progressive Corp. (The)	5,495	1,106,034
QBE Insurance Group Ltd.	22,456	362,261
Sampo OYJ, Class A	81,372	845,375
Sompo Holdings, Inc.	10,600	394,088
Sun Life Financial, Inc.	10,300	742,122
Swiss Re AG	4,386	703,993
Tokio Marine Holdings, Inc.	9,600	435,224
Travelers Cos., Inc. (The)	5,330	1,626,396
Tryg A/S	17,644	423,401
W.R. Berkley Corp.	5,400	360,882
Willis Towers Watson plc	818	209,572
Zurich Insurance Group AG	2,143	1,485,300

		24,787,568

Total Financials		58,839,327

Health Care (6.9%)
Biotechnology (0.7%)
Amgen, Inc.	2,199	761,404
Gilead Sciences, Inc.	8,247	1,079,037

		1,840,441

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	13,267	1,204,511
Becton Dickinson & Co.	3,000	447,120
Boston Scientific Corp.*	16,292	938,582
Hoya Corp.	2,000	374,425
Intuitive Surgical, Inc.*	1,501	686,873
Medtronic plc	9,934	804,356

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc.	1,085	$231,984
STERIS plc	1,185	257,003
Stryker Corp.	2,001	630,575

		5,575,429

Health Care Providers & Services (1.0%)
Cencora, Inc.	2,195	676,082
Fresenius SE & Co. KGaA	5,720	277,270
HCA Healthcare, Inc.	1,807	785,051
McKesson Corp.	1,267	1,032,858

		2,771,261

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,904	335,557
Danaher Corp.	1,547	276,835
Mettler-Toledo International, Inc.*	231	294,897
Thermo Fisher Scientific, Inc.	651	311,803

		1,219,092

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	13,618	825,115
Eli Lilly & Co.	990	925,254
Johnson & Johnson	7,491	1,721,806
Merck & Co., Inc.	4,061	443,380
Novartis AG (Registered)	10,826	1,608,972
Otsuka Holdings Co. Ltd.	4,600	336,986
Roche Holding AG	1,660	679,644
Sanofi SA	4,752	443,932
Zoetis, Inc.	5,625	646,706

		7,631,795

Total Health Care		19,038,018

Industrials (14.9%)
Aerospace & Defense (3.1%)
GE Aerospace	4,304	1,247,859
General Dynamics Corp.	5,125	1,764,537
Howmet Aerospace, Inc.	2,520	612,461
L3Harris Technologies, Inc.	1,095	351,002
Lockheed Martin Corp.	1,904	986,215
MTU Aero Engines AG	840	288,948
Northrop Grumman Corp.	894	518,055
RTX Corp.	10,437	1,837,643
Safran SA	900	286,959
Singapore Technologies Engineering Ltd.	69,900	592,843

		8,486,522

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	4,800	709,872

Building Products (1.3%)
Allegion plc	5,500	756,140
Geberit AG (Registered)	619	418,298
Johnson Controls International plc	7,430	1,085,003
Trane Technologies plc	2,751	1,354,977

		3,614,418

Commercial Services & Supplies (1.1%)
Brambles Ltd.	40,979	668,107
Cintas Corp.	6,185	1,080,581
Republic Services, Inc.	3,877	811,146
Rollins, Inc.	5,755	320,726
Secom Co. Ltd.	7,600	279,475

		3,160,035

Construction & Engineering (0.8%)
ACS Actividades de Construccion y Servicios SA	3,575	515,789
EMCOR Group, Inc.	483	430,676
Stantec, Inc.	3,784	345,598
Vinci SA	2,466	373,152
WSP Global, Inc.	2,894	481,499

		2,146,714

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	6,690	672,511
Eaton Corp. plc	2,221	961,715
Mitsubishi Electric Corp.	11,700	469,846
Rockwell Automation, Inc.	794	324,675

		2,428,747

Ground Transportation (1.0%)
Central Japan Railway Co.	22,900	549,865
East Japan Railway Co.	13,700	296,910
Old Dominion Freight Line, Inc.	1,667	354,121
Union Pacific Corp.	6,189	1,667,812

		2,868,708

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	5,234	1,121,803

Machinery (3.5%)
Atlas Copco AB, Class A(x)	35,680	690,142
Caterpillar, Inc.	1,489	1,325,374
Cummins, Inc.	883	592,502
Epiroc AB, Class A	13,403	384,626
GEA Group AG	9,706	665,423
Illinois Tool Works, Inc.	4,800	1,238,448
Komatsu Ltd.	7,700	325,469
Kone OYJ, Class B	4,544	289,158
Otis Worldwide Corp.	7,848	611,202
Parker-Hannifin Corp.	1,241	1,128,590
Pentair plc	5,900	476,189
Sandvik AB(x)	7,524	315,616
Snap-on, Inc.	1,600	613,440
Volvo AB, Class B	7,615	265,575
Wartsila OYJ Abp	7,611	319,609
Xylem, Inc.	2,510	296,582

		9,537,945

Professional Services (1.5%)
Automatic Data Processing, Inc.	7,499	1,589,338
Broadridge Financial Solutions, Inc.	3,747	576,963
Leidos Holdings, Inc.	2,034	303,514
Paychex, Inc.	4,091	378,949
SGS SA (Registered)(x)	3,109	337,287
Verisk Analytics, Inc.	2,496	460,487
Wolters Kluwer NV	4,833	378,122

		4,024,660

Trading Companies & Distributors (1.0%)
Fastenal Co.	15,900	714,387
ITOCHU Corp.	47,500	592,237

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Toromont Industries Ltd.	2,937	$456,696
W.W. Grainger, Inc.	800	929,080

		2,692,400

Transportation Infrastructure (0.1%)
Transurban Group	31,743	322,326

Total Industrials		41,114,150

Information Technology (18.9%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	17,199	1,573,708
Motorola Solutions, Inc.	3,398	1,491,824

		3,065,532

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,931	431,648
CDW Corp.	1,993	272,862
Murata Manufacturing Co. Ltd.	15,900	529,266

		1,233,776

IT Services (0.8%)
Accenture plc, Class A	4,927	880,504
Cognizant Technology Solutions Corp., Class A	5,595	295,976
Fujitsu Ltd.	15,600	316,769
International Business Machines Corp.	1,747	403,522
VeriSign, Inc.	1,395	374,781

		2,271,552

Semiconductors & Semiconductor Equipment (7.1%)
Analog Devices, Inc.	2,235	899,051
ASML Holding NV (Registered) (ADR)	310	446,087
Broadcom, Inc.	10,412	4,346,281
KLA Corp.	961	1,682,086
NVIDIA Corp.	60,999	12,173,571

		19,547,076

Software (4.7%)
Adobe, Inc.*	2,658	654,134
Autodesk, Inc.*	1,948	461,676
Cadence Design Systems, Inc.*	1,032	340,137
Intuit, Inc.	1,590	617,715
Microsoft Corp.	21,333	8,699,171
Roper Technologies, Inc.	1,600	567,696
Salesforce, Inc.	4,811	849,286
SAP SE	4,061	695,305

		12,885,120

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	45,129	12,245,754
Canon, Inc.(x)	16,000	411,871
NetApp, Inc.	2,900	321,233

		12,978,858

Total Information Technology		51,981,914

Materials (3.0%)
Chemicals (2.0%)
Air Liquide SA	1,500	322,889
Ecolab, Inc.	5,697	1,484,638
Linde plc	5,435	2,723,696
Sherwin-Williams Co. (The)	2,900	932,669

		5,463,892

Construction Materials (0.1%)
Heidelberg Materials AG	1,221	270,444

Metals & Mining (0.9%)
Franco-Nevada Corp.	2,678	617,832
Newmont Corp.	8,091	898,829
Wheaton Precious Metals Corp.	7,277	919,194

		2,435,855

Total Materials		8,170,191

Real Estate (1.0%)
Real Estate Management & Development (0.5%)
Daito Trust Construction Co. Ltd.	18,000	404,724
Mitsubishi Estate Co. Ltd.	10,400	296,513
Mitsui Fudosan Co. Ltd.	53,400	584,114

		1,285,351

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,200	402,600

Retail REITs (0.3%)
Realty Income Corp. (REIT)	6,057	389,102
Simon Property Group, Inc. (REIT)	1,831	372,993

		762,095

Specialized REITs (0.1%)
Digital Realty Trust, Inc. (REIT)	1,677	336,976

Total Real Estate		2,787,022

Utilities (4.2%)
Electric Utilities (1.7%)
Duke Energy Corp.	6,042	782,741
Enel SpA	64,680	754,643
Eversource Energy	5,043	356,540
Exelon Corp.	8,780	403,792
Hydro One Ltd.(m)	13,760	591,183
Iberdrola SA	47,505	1,113,451
Southern Co. (The)	7,103	686,860

		4,689,210

Gas Utilities (0.8%)
AltaGas Ltd.	11,477	430,150
Atmos Energy Corp.	5,688	1,080,606
Hong Kong & China Gas Co. Ltd.	308,000	284,591
Osaka Gas Co. Ltd.	8,900	323,628

		2,118,975

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	7,600	847,324
E.ON SE	37,794	837,166
National Grid plc	26,197	468,626
Public Service Enterprise Group, Inc.	12,100	988,086
Sempra	10,912	1,037,949
WEC Energy Group, Inc.	2,790	329,053

		4,508,204

Water Utilities (0.1%)
American Water Works Co., Inc.	2,732	350,843

Total Utilities		11,667,232

Total Common Stocks (98.5%) (Cost $211,364,342)		270,980,214

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.59% (7 day yield) (xx)	1,842,214	1,842,214
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	2,759,005	2,759,280

Total Investment Companies		4,601,494

Total Short-Term Investments (1.7%) (Cost $4,601,494)		4,601,494

Total Investments in Securities (100.2%) (Cost $215,965,836)		275,581,708
Other Assets Less Liabilities (-0.2%)		(666,462)

Net Assets (100%)		$274,915,246

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2026, the market value or fair value, as applicable, of these securities amounted to $591,183 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2026.
(xx)

At April 30, 2026, the Fund had loaned securities with a total value of $2,351,289. This was collateralized by $592,319 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 5/28/26 – 2/15/53 and by cash of $1,842,214 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,938,256	$2,627,145	$—		$19,565,401
Consumer Discretionary	19,880,231	3,709,341	—		23,589,572
Consumer Staples	20,414,686	6,744,885	—		27,159,571
Energy	6,543,131	524,685	—		7,067,816
Financials	42,815,858	16,023,469	—		58,839,327
Health Care	15,316,789	3,721,229	—		19,038,018
Industrials	30,815,857	10,298,293	—		41,114,150
Information Technology	50,028,703	1,953,211	—		51,981,914
Materials	7,576,858	593,333	—		8,170,191
Real Estate	1,501,671	1,285,351	—		2,787,022
Utilities	7,885,127	3,782,105	—		11,667,232
Short-Term Investments
Investment Companies	4,601,494	—	—		4,601,494
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$224,318,661	$51,263,047	$—		$275,581,708

Total Liabilities	$—	$—	$—		$—

Total	$224,318,661	$51,263,047	$—		$275,581,708

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2026 (Unaudited)

(a)	Value is zero.

The Fund held no derivatives contracts during the six months ended April 30, 2026.

Investment security transactions for the six months ended April 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,535,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,717,085

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,150,333
Aggregate gross unrealized depreciation	(6,112,039)

Net unrealized appreciation	$59,038,294

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,543,414

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $215,965,836)	$275,581,708
Cash	383,000
Foreign cash (Cost $182,272)	182,956
Dividends, interest and other receivables	594,758
Receivable for Fund shares sold	311,482
Prepaid registration and filing fees	25,539
Securities lending income receivable	2,585

Total assets	277,082,028

LIABILITIES
Payable for return of collateral on securities loaned	1,842,214
Investment advisory fees payable	107,790
Payable for Fund shares repurchased	81,809
Administrative fees payable	33,124
Transfer agent fees payable	30,189
Distribution fees payable – Class R	1,791
Distribution fees payable – Class A	1,344
Accrued expenses	68,521

Total liabilities	2,166,782

Commitments and contingent liabilities^
NET ASSETS	$274,915,246

Net assets were comprised of:
Paid in capital	$202,927,552
Total distributable earnings (loss)	71,987,694

Net assets	$274,915,246

Class A
Net asset value and redemption price per share, $6,692,961 / 321,586 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.81
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price per share	$22.02

Class I
Net asset value, offering and redemption price per share, $263,792,635 / 12,640,001 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.87

Class R
Net asset value, offering and redemption price per share, $4,429,650 / 213,391 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.76

(x)	Includes value of securities on loan of $2,351,289.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $162,308 foreign withholding tax)	$2,637,072
Interest	6,580
Securities lending (net)	7,127

Total income	2,650,779

EXPENSES
Investment advisory fees	943,006
Administrative fees	202,073
Transfer agent fees	133,902
Professional fees	55,814
Printing and mailing expenses	26,983
Registration and filing fees	22,434
Custodian fees	13,737
Distribution fees - Class R	10,818
Distribution fees - Class A	7,962
Trustees’ fees	4,450
Miscellaneous	16,036

Gross expenses	1,437,215
Less: Waiver from investment adviser	(273,401)

Net expenses	1,163,814

NET INVESTMENT INCOME (LOSS)	1,486,965

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,713,732
Foreign currency transactions	(12,905)

Net realized gain (loss)	11,700,827

Change in unrealized appreciation (depreciation) on:
Investments in securities	(124,749)
Foreign currency translations	9,938

Net change in unrealized appreciation (depreciation)	(114,811)

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,586,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,072,981

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,486,965	$2,135,891
Net realized gain (loss)	11,700,827	10,055,632
Net change in unrealized appreciation (depreciation)	(114,811)	15,086,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,072,981	27,278,379

Distributions to shareholders:
Class A	(279,264)	(247,696)
Class I	(11,935,723)	(8,815,698)
Class R	(180,409)	(137,600)

Total distributions to shareholders	(12,395,396)	(9,200,994)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 21,787 and 40,304 shares, respectively ]	444,683	789,143
Capital shares issued in reinvestment of dividends [ 13,890 and 12,952 shares, respectively ]	279,059	247,655
Capital shares repurchased [ (29,109) and (46,821) shares, respectively ]	(597,638)	(899,330)

Total Class A transactions	126,104	137,468

Class I
Capital shares sold [ 1,809,082 and 3,900,008 shares, respectively ]	37,080,224	77,560,083
Capital shares issued in reinvestment of dividends [ 591,937 and 459,291 shares, respectively ]	11,909,771	8,795,418
Capital shares repurchased [ (1,971,044) and (2,754,265) shares, respectively ]	(40,342,616)	(53,369,994)

Total Class I transactions	8,647,379	32,985,507

Class R
Capital shares sold [ 13,588 and 31,871 shares, respectively ]	276,851	621,654
Capital shares issued in reinvestment of dividends [ 8,998 and 7,208 shares, respectively ]	180,408	137,600
Capital shares repurchased [ (15,711) and (17,708) shares, respectively ]	(314,067)	(349,441)

Total Class R transactions	143,192	409,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,916,675	33,532,788

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,594,260	51,610,173
NET ASSETS:
Beginning of period	265,320,986	213,710,813

End of period	$274,915,246	$265,320,986

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class A			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.77		$19.19	$14.90	$14.15	$17.61	$13.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.14	0.16	0.17	0.15	0.14
Net realized and unrealized gain (loss)	0.87		2.22	4.33	0.70	(2.37)	4.29

Total from investment operations	0.96		2.36	4.49	0.87	(2.22)	4.43

Less distributions:
Dividends from net investment income	(0.12)		(0.18)	(0.20)	(0.12)	(0.13)	(0.08)
Distributions from net realized gains	(0.80)		(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.92)		(0.78)	(0.20)	(0.12)	(1.24)	(0.16)

Net asset value, end of period	$20.81		$20.77	$19.19	$14.90	$14.15	$17.61

Total return (b)	4.78%		12.68%	30.38%	6.14%	(13.73)%	33.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,693		$6,542	$5,922	$4,929	$4,888	$4,978
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.30%		1.33%	1.37%	1.41%	1.42%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87%		0.71%	0.91%	1.15%	0.96%	0.89%
Before waivers (a)(f)	0.67%		0.48%	0.64%	0.84%	0.64%	0.51%
Portfolio turnover rate^	21	%(z)	33%	32%	34%	38%	59%

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class I			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.84		$19.26	$14.95	$14.19	$17.66	$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.19	0.21	0.21	0.19	0.19
Net realized and unrealized gain (loss)	0.89		2.22	4.34	0.71	(2.38)	4.29

Total from investment operations	1.00		2.41	4.55	0.92	(2.19)	4.48

Less distributions:
Dividends from net investment income	(0.17)		(0.23)	(0.24)	(0.16)	(0.17)	(0.11)
Distributions from net realized gains	(0.80)		(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.97)		(0.83)	(0.24)	(0.16)	(1.28)	(0.19)

Net asset value, end of period	$20.87		$20.84	$19.26	$14.95	$14.19	$17.66

Total return (b)	4.97%		12.90%	30.72%	6.46%	(13.56)%	33.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$263,793		$254,507	$204,247	$176,892	$150,789	$124,320
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.85%
Before waivers (a)(f)	1.05%		1.08%	1.12%	1.16%	1.17%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12%		0.95%	1.17%	1.40%	1.23%	1.16%
Before waivers (a)(f)	0.91%		0.73%	0.90%	1.09%	0.90%	0.78%
Portfolio turnover rate^	21	%(z)	33%	32%	34%	38%	59%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
Class R			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.69		$19.13	$14.85	$14.10	$17.56	$13.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09	0.11	0.14	0.11	0.10
Net realized and unrealized gain (loss)	0.88		2.21	4.33	0.69	(2.37)	4.29

Total from investment operations	0.94		2.30	4.44	0.83	(2.26)	4.39

Less distributions:
Dividends from net investment income	(0.07)		(0.14)	(0.16)	(0.08)	(0.09)	(0.05)
Distributions from net realized gains	(0.80)		(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.87)		(0.74)	(0.16)	(0.08)	(1.20)	(0.13)

Net asset value, end of period	$20.76		$20.69	$19.13	$14.85	$14.10	$17.56

Total return (b)	4.69%		12.34%	30.11%	5.90%	(13.97)%	33.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,430		$4,273	$3,541	$2,134	$1,381	$936
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35%		1.35%	1.35%	1.35%	1.35%	1.35%
Before waivers (a)(f)	1.55%		1.58%	1.62%	1.66%	1.68%	1.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.62%		0.46%	0.64%	0.89%	0.72%	0.64%
Before waivers (a)(f)	0.42%		0.23%	0.37%	0.58%	0.40%	0.26%
Portfolio turnover rate^	21	%(z)	33%	32%	34%	38%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with eight diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly- owned company.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Multi-Alternative Strategies Fund is a type of mutual fund often described as “fund-of-funds.” This Fund pursues its investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each underlying fund’s financial statements are included in the underlying fund’s annual report, which is filed with the SEC on Form N-CSR and is publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized three classes of shares, Class A, Class I and Class R, on behalf of each of the eight Funds. The Class T shares of the Trust, which were previously authorized but were not publicly offered for sale, have been terminated.

The Class A and Class R shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 Avantis® U.S. Large Cap Growth Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, and the 1290 SmartBeta Equity Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase.

The investment objectives of each Fund are as follows:

1290 Avantis® U.S. Large Cap Growth Fund (sub-advised by American Century Investment Management, Inc.) — Seeks to provide long-term growth of capital.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P.) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

The Funds may invest in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs’ values are linked to the performance of an underlying index or stock. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in securities on the Statements of Operations.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Funds by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees. In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Fund investments for which market quotations are not readily available or are believed by the Adviser to be unreliable. In these circumstances, a Fund may use a fair value estimate made according to methods the Adviser has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2026, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Fund applies for refunds where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

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April 30, 2026 (Unaudited)

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal, state and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. Each of the tax years in the four year ended October 31, 2025 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

In accordance with FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid, EIM does not anticipate a material impact to the financial statements.

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short- term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	1256 Mark to market contracts	Deferral of losses on offsetting positions	Partnership basis adjustments	Wash sale loss deferrals
1290 Diversified Bond	X	X
1290 GAMCO Small/Mid Cap Value				X
1290 Loomis Sayles Multi-Asset Income		X		X
1290 Multi-Alternative Strategies			X	X

The tax character of distributions for the years ended April 30, 2026 and October 31, 2025 and the tax composition of undistributed ordinary income and undistributed long term gains at April 30, 2026 are presented in the following table:

	Year Ended October 31, 2025		As of October 31, 2025		Year Ended October 31, 2024
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Avantis U.S. Large Cap Growth	$156,669	$655,571	$285,103	$3,081,638	$69,351	$73,148

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April 30, 2026 (Unaudited)

	Year Ended October 31, 2025		As of October 31, 2025		Year Ended October 31, 2024
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Diversified Bond	$38,029,971	$—	$4,184,667	$—	$39,852,498	$—
1290 Essex Small Cap Growth	125,352	545	—	1,545,468	—	—
1290 GAMCO Small/Mid Cap Value	1,703,041	5,814,475	2,220,113	4,689,376	1,401,584	3,909,545
1290 High Yield Bond	5,036,664	—	—	—	4,371,070	—
1290 Loomis Sayles Multi-Asset Income	7,334,169	36,188	2,668,834	509,874	3,375,320	—
1290 Multi-Alternative Strategies	258,861	—	391,172	—	468,907	—
1290 SmartBeta Equity	2,503,857	6,697,137	1,932,381	10,210,394	2,905,492	—

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2025, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses from ordinary income
1290 Essex Small Cap Growth	$290,260

The following Funds had a Return of Capital during the year ended October 31, 2025:

Funds:	Return of Capital
1290 High Yield Bond	$17,305

The following Funds had a Return of Capital during the year ended October 31, 2024:

Funds:	Return of Capital
1290 Diversified Bond	$352,519
1290 High Yield Bond	30,930

Permanent book and tax differences relating to shareholder distributions resulted in paid in capital and total distributable earnings gain (loss) at October 31, 2025 as follows:

Funds:	Paid in Capital	Total Distributable Earnings Gain (Loss)
1290 Essex Small Cap Growth	$(319,423)	$319,423

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$—	$—	$77,264,130	$80,860,953
1290 Essex Small Cap Growth	6,541,866	—	—	—
1290 High Yield Bond	20,658	—	986,897	6,555,703
1290 Multi-Alternative Strategies	50,150	464,690	—	965,554

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin

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payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended April 30, 2026, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Fund that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, on forward currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be

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identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds will designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Securities Lending:

During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its portfolio securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Funds do not have the right to vote on

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds currently receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At April 30, 2026, the Securities Lending Agreement does not permit a Fund to enforce a netting arrangement.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages; or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments.

Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

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NOTES TO FINANCIAL STATEMENTS (Continued)

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Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Fund invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Fund’s debt securities generally declines. Conversely, when interest rates decline, the value of a Fund’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), tariffs, or governmental instability, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV.

A Fund that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs will indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Fund also is subject to certain risks related to the underlying funds’ and ETFs’

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Fund’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”), a management committee of EIM, which serves as the chief operating decision maker (“CODM”) with respect to each Fund, has determined that each Fund has a single operating segment. The CODM decision is based on the fact that each Fund has a single investment strategy that is disclosed in the Fund’s prospectus; each Fund’s performance is assessed, and resources are allocated, at a Fund level; and each Fund’s operating results are reviewed for the Fund as a whole. For each Fund, the financial information reviewed by the CODM is consistent with the Fund’s Financial Statements included herein.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Avantis® U.S. Large Cap Growth	0.500% of average daily net assets

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	$ Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	$ Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokersor dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I and Class R shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A and Class R shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. As of April 30, 2026, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Fund to limit the expenses of each Fund listed below so that the total annual operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees, and extraordinary expenses not incurred in the ordinary course of such Fund’s business) do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Avantis® U.S. Large Cap Growth*	0.65%
1290 Diversified Bond	0.50
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2026, the Funds did not incur recoupment fees and as of April 30, 2026, no commitment or contingent liability is expected. At April 30, 2026, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2026	2027	2028	2029
1290 Avantis® U.S. Large Cap Growth	$78,684	$264,400	$269,130	$139,877	$752,091

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2026	2027	2028	2029
1290 Diversified Bond	$1,553,809	$2,652,034	$2,288,963	$1,131,686	$7,626,492
1290 Essex Small Cap Growth	214,162	254,364	269,742	143,243	881,511
1290 GAMCO Small/Mid Cap Value	206,113	402,629	396,042	188,364	1,193,148
1290 High Yield Bond	164,659	294,924	303,464	146,031	909,078
1290 Loomis Sayles Multi-Asset Income	158,975	359,264	447,461	199,742	1,165,442
1290 Multi-Alternative Strategies	70,454	117,430	123,427	48,985	360,296
1290 SmartBeta Equity	307,554	553,875	513,705	273,401	1,648,535

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributor and do not represent expenses or income of the Funds. The Distributor has advised the Funds that for the six months ended April 30, 2026, the proceeds retained from sales and redemptions are as follows:

	Class A
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge
1290 Avantis® U.S. Large Cap Growth	$9,353	$—
1290 Diversified Bond	8,018	—
1290 Essex Small Cap Growth	15,775	—
1290 GAMCO Small/Mid Cap Value	15,825	—
1290 High Yield Bond	108	—
1290 Loomis Sayles Multi-Asset Income	32,309	—
1290 Multi-Alternative Strategies	2,324	—
1290 SmartBeta Equity	15,722	—

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial Life Insurance Company (“Equitable Financial”), EIM, Equitable Investment Management Group, LLC (“EIMG”) and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2026, the two trusts in the fund complex reimbursed EIM and EIMG for $305,000 of the Chief Compliance Officer’s compensation, including $2,864 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

Equitable Investment Management Group, LLC, a wholly-owned subsidiary of Equitable Financial Life Insurance company, may be deemed to be a control person with respect to the 1290

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2026 (Unaudited)

Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

At April 30, 2026, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Avantis® U.S. Large Cap Growth	19%
1290 Essex Small Cap Growth	16
1290 GAMCO Small/ Mid Cap Value	14
1290 High Yield Bond	6
1290 Loomis Sayles Multi-Asset Income	47
1290 Multi-Alternative Strategies	34

Shares of 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust. The following table shows the percentage of ownership of the net assets of each Fund by a series of EQ Advisors Trust as of April 30, 2026.

Portfolios:	1290 Avantis® U.S. Large Cap Growth Fund	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/Aggressive Allocation Portfolio	12.11%	2.34%	—%	—%	—%	—%
EQ/All Asset Growth Allocation Portfolio	4.29	1.25	—	—	—	—
EQ/Conservative Allocation Portfolio	1.02	3.79	—	—	—	—
EQ/Conservative-Plus Allocation Portfolio	2.01	3.49	—	—	—	—
EQ/Moderate Allocation Portfolio	13.88	20.50	—	—	—	—
EQ/Moderate-Plus Allocation Portfolio	21.92	15.65	—	—	—	—
Equitable Conservative Growth MF/ETF	0.66	4.70	2.78	1.74	8.21	2.59
Equitable Growth MF/ETF Portfolio	0.88	0.83	3.24	2.05	1.58	4.31
Equitable Moderate Growth MF/ETF Portfolio	0.53	1.65	2.34	1.46	2.57	2.51
Target 2015 Allocation	—	0.52	—	—	—	—
Target 2025 Allocation	—	1.99	—	—	—	—
Target 2035 Allocation	—	2.30	—	—	—	—
Target 2045 Allocation	—	1.25	—	—	—	—
Target 2055 Allocation	—	0.29	—	—	—	—

The 1290 Funds and EQ Advisors Trust are part of the same fund complex and are advised by affiliated investment advisers. EIM, the investment adviser to the 1290 Funds, and EIMG, the investment adviser to the EQ Advisors Trust, are both indirect, wholly-owned subsidiaries of Equitable Holdings, Inc.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2026 (Unaudited)

Note 6	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2026, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Note: this is not applicable for any Fund included in this document. This information is disclosed as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies in the Funds’ Annual Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2).

(a)(2)	Not applicable.

(a)(3)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(3)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2026

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 30, 2026